Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000064985
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Institutional Class
Trading Symbol	WIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.35%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

The portfolio duration was neutral early in the period before being extended from March 2025 on. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. Non-benchmark exposure was reduced through the period.

The top contributors to the Fund’s performance were sector allocation (including exposures in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, and non-U.S. developed market government bonds), credit-quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance was allocations to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000
9/30/2015	$10,023	$10,068
10/31/2015	$10,095	$10,069
11/30/2015	$10,051	$10,043
12/31/2015	$9,991	$10,010
1/31/2016	$10,052	$10,148
2/29/2016	$10,106	$10,220
3/31/2016	$10,323	$10,314
4/30/2016	$10,444	$10,353
5/31/2016	$10,439	$10,356
6/30/2016	$10,618	$10,542
7/31/2016	$10,767	$10,609
8/31/2016	$10,805	$10,597
9/30/2016	$10,815	$10,590
10/31/2016	$10,760	$10,509
11/30/2016	$10,508	$10,261
12/31/2016	$10,587	$10,275
1/31/2017	$10,654	$10,295
2/28/2017	$10,751	$10,365
3/31/2017	$10,762	$10,359
4/30/2017	$10,861	$10,439
5/31/2017	$10,963	$10,519
6/30/2017	$10,995	$10,509
7/31/2017	$11,053	$10,554
8/31/2017	$11,140	$10,649
9/30/2017	$11,110	$10,598
10/31/2017	$11,132	$10,604
11/30/2017	$11,134	$10,591
12/31/2017	$11,186	$10,639
1/31/2018	$11,110	$10,517
2/28/2018	$11,009	$10,417
3/31/2018	$11,076	$10,484
4/30/2018	$10,999	$10,406
5/31/2018	$11,027	$10,480
6/30/2018	$11,014	$10,467
7/31/2018	$11,060	$10,470
8/31/2018	$11,083	$10,537
9/30/2018	$11,050	$10,469
10/31/2018	$10,953	$10,386
11/30/2018	$10,999	$10,448
12/31/2018	$11,165	$10,640
1/31/2019	$11,349	$10,753
2/28/2019	$11,355	$10,747
3/31/2019	$11,561	$10,954
4/30/2019	$11,580	$10,956
5/31/2019	$11,749	$11,151
6/30/2019	$11,905	$11,291
7/31/2019	$11,951	$11,316
8/31/2019	$12,211	$11,609
9/30/2019	$12,151	$11,547
10/31/2019	$12,186	$11,582
11/30/2019	$12,193	$11,576
12/31/2019	$12,220	$11,568
1/31/2020	$12,448	$11,791
2/29/2020	$12,586	$12,003
3/31/2020	$12,150	$11,932
4/30/2020	$12,525	$12,144
5/31/2020	$12,792	$12,201
6/30/2020	$12,984	$12,278
7/31/2020	$13,317	$12,461
8/31/2020	$13,316	$12,360
9/30/2020	$13,277	$12,354
10/31/2020	$13,232	$12,298
11/30/2020	$13,538	$12,419
12/31/2020	$13,642	$12,436
1/31/2021	$13,579	$12,347
2/28/2021	$13,440	$12,169
3/31/2021	$13,321	$12,017
4/30/2021	$13,454	$12,112
5/31/2021	$13,508	$12,151
6/30/2021	$13,640	$12,237
7/31/2021	$13,755	$12,374
8/31/2021	$13,747	$12,350
9/30/2021	$13,641	$12,243
10/31/2021	$13,648	$12,240
11/30/2021	$13,675	$12,276
12/31/2021	$13,666	$12,245
1/31/2022	$13,407	$11,981
2/28/2022	$13,220	$11,847
3/31/2022	$12,905	$11,518
4/30/2022	$12,390	$11,081
5/31/2022	$12,397	$11,152
6/30/2022	$12,095	$10,977
7/31/2022	$12,392	$11,246
8/31/2022	$12,108	$10,928
9/30/2022	$11,589	$10,456
10/31/2022	$11,415	$10,320
11/30/2022	$11,837	$10,700
12/31/2022	$11,795	$10,651
1/31/2023	$12,237	$10,979
2/28/2023	$11,941	$10,695
3/31/2023	$12,199	$10,967
4/30/2023	$12,269	$11,033
5/31/2023	$12,147	$10,913
6/30/2023	$12,114	$10,874
7/31/2023	$12,139	$10,867
8/31/2023	$12,069	$10,797
9/30/2023	$11,758	$10,523
10/31/2023	$11,557	$10,357
11/30/2023	$12,110	$10,826
12/31/2023	$12,597	$11,240
1/31/2024	$12,605	$11,210
2/29/2024	$12,438	$11,051
3/31/2024	$12,558	$11,153
4/30/2024	$12,253	$10,871
5/31/2024	$12,482	$11,056
6/30/2024	$12,590	$11,160
7/31/2024	$12,883	$11,421
8/31/2024	$13,093	$11,585
9/30/2024	$13,275	$11,740
10/31/2024	$12,946	$11,449
11/30/2024	$13,101	$11,570
12/31/2024	$12,894	$11,381
1/31/2025	$12,989	$11,441
2/28/2025	$13,263	$11,693
3/31/2025	$13,230	$11,697
4/30/2025	$13,234	$11,743
5/31/2025	$13,176	$11,659
6/30/2025	$13,404	$11,839
7/31/2025	$13,378	$11,807
8/31/2025	$13,553	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	3.61	0.35	3.09
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 9,979,528,604
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 23,142,457
InvestmentCompanyPortfolioTurnover	173.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.6
Corporate bonds and notes	19.1
U.S. Treasury securities	13.1
Yankee corporate bonds and notes	9.7
Asset-backed securities	9.5
Non-agency mortgage-backed securities	5.8
Foreign government bonds	4.5
Foreign corporate bonds and notes	3.5
Yankee government bonds	0.9
Investment companies	0.2
Loans	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 6.00%, 5‑1‑2055	1.8
U.S. Treasury Notes, 4.00%, 5‑31‑2030	1.8
GNMA, 5.00%, 11‑20‑2054	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2032	1.3
U.S. Treasury Notes, 4.25%, 5‑15‑2035	1.2
French Republic, 2.70%, 2‑25‑2031	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 6.50%, 9‑15‑2054	1.0
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	1.0
FNMA, 2.00%, 10‑1‑2051	0.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000176628
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	STYJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$31	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

The portfolio duration was neutral early in the period before being extended from March 2025 on. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. Non-benchmark exposure was reduced through the period.

The top contributors to the Fund’s performance were sector allocation (including exposures in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, and non-U.S. developed market government bonds), credit-quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance was allocations to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000
9/30/2015	$10,023	$10,068
10/31/2015	$10,095	$10,069
11/30/2015	$10,051	$10,043
12/31/2015	$9,991	$10,010
1/31/2016	$10,052	$10,148
2/29/2016	$10,106	$10,220
3/31/2016	$10,323	$10,314
4/30/2016	$10,444	$10,353
5/31/2016	$10,439	$10,356
6/30/2016	$10,618	$10,542
7/31/2016	$10,767	$10,609
8/31/2016	$10,805	$10,597
9/30/2016	$10,815	$10,590
10/31/2016	$10,760	$10,509
11/30/2016	$10,509	$10,261
12/31/2016	$10,588	$10,275
1/31/2017	$10,656	$10,295
2/28/2017	$10,753	$10,365
3/31/2017	$10,772	$10,359
4/30/2017	$10,871	$10,439
5/31/2017	$10,972	$10,519
6/30/2017	$10,996	$10,509
7/31/2017	$11,063	$10,554
8/31/2017	$11,151	$10,649
9/30/2017	$11,121	$10,598
10/31/2017	$11,144	$10,604
11/30/2017	$11,138	$10,591
12/31/2017	$11,200	$10,639
1/31/2018	$11,123	$10,517
2/28/2018	$11,014	$10,417
3/31/2018	$11,090	$10,484
4/30/2018	$11,005	$10,406
5/31/2018	$11,042	$10,480
6/30/2018	$11,029	$10,467
7/31/2018	$11,076	$10,470
8/31/2018	$11,100	$10,537
9/30/2018	$11,058	$10,469
10/31/2018	$10,971	$10,386
11/30/2018	$11,008	$10,448
12/31/2018	$11,184	$10,640
1/31/2019	$11,359	$10,753
2/28/2019	$11,375	$10,747
3/31/2019	$11,572	$10,954
4/30/2019	$11,601	$10,956
5/31/2019	$11,761	$11,151
6/30/2019	$11,927	$11,291
7/31/2019	$11,964	$11,316
8/31/2019	$12,225	$11,609
9/30/2019	$12,166	$11,547
10/31/2019	$12,201	$11,582
11/30/2019	$12,209	$11,576
12/31/2019	$12,246	$11,568
1/31/2020	$12,475	$11,791
2/29/2020	$12,604	$12,003
3/31/2020	$12,168	$11,932
4/30/2020	$12,544	$12,144
5/31/2020	$12,821	$12,201
6/30/2020	$13,004	$12,278
7/31/2020	$13,349	$12,461
8/31/2020	$13,338	$12,360
9/30/2020	$13,309	$12,354
10/31/2020	$13,255	$12,298
11/30/2020	$13,562	$12,419
12/31/2020	$13,676	$12,436
1/31/2021	$13,614	$12,347
2/28/2021	$13,476	$12,169
3/31/2021	$13,346	$12,017
4/30/2021	$13,490	$12,112
5/31/2021	$13,535	$12,151
6/30/2021	$13,678	$12,237
7/31/2021	$13,794	$12,374
8/31/2021	$13,787	$12,350
9/30/2021	$13,671	$12,243
10/31/2021	$13,688	$12,240
11/30/2021	$13,716	$12,276
12/31/2021	$13,708	$12,245
1/31/2022	$13,438	$11,981
2/28/2022	$13,261	$11,847
3/31/2022	$12,936	$11,518
4/30/2022	$12,431	$11,081
5/31/2022	$12,438	$11,152
6/30/2022	$12,136	$10,977
7/31/2022	$12,424	$11,246
8/31/2022	$12,140	$10,928
9/30/2022	$11,620	$10,456
10/31/2022	$11,456	$10,320
11/30/2022	$11,880	$10,700
12/31/2022	$11,828	$10,651
1/31/2023	$12,282	$10,979
2/28/2023	$11,985	$10,695
3/31/2023	$12,234	$10,967
4/30/2023	$12,316	$11,033
5/31/2023	$12,194	$10,913
6/30/2023	$12,161	$10,874
7/31/2023	$12,187	$10,867
8/31/2023	$12,107	$10,797
9/30/2023	$11,806	$10,523
10/31/2023	$11,605	$10,357
11/30/2023	$12,160	$10,826
12/31/2023	$12,649	$11,240
1/31/2024	$12,646	$11,210
2/29/2024	$12,480	$11,051
3/31/2024	$12,612	$11,153
4/30/2024	$12,306	$10,871
5/31/2024	$12,525	$11,056
6/30/2024	$12,645	$11,160
7/31/2024	$12,928	$11,421
8/31/2024	$13,139	$11,585
9/30/2024	$13,323	$11,740
10/31/2024	$13,004	$11,449
11/30/2024	$13,149	$11,570
12/31/2024	$12,953	$11,381
1/31/2025	$13,038	$11,441
2/28/2025	$13,313	$11,693
3/31/2025	$13,281	$11,697
4/30/2025	$13,297	$11,743
5/31/2025	$13,240	$11,659
6/30/2025	$13,457	$11,839
7/31/2025	$13,444	$11,807
8/31/2025	$13,620	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.66	0.42	3.14
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on October 31, 2016 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

AssetsNet	$ 9,979,528,604
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 23,142,457
InvestmentCompanyPortfolioTurnover	173.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.6
Corporate bonds and notes	19.1
U.S. Treasury securities	13.1
Yankee corporate bonds and notes	9.7
Asset-backed securities	9.5
Non-agency mortgage-backed securities	5.8
Foreign government bonds	4.5
Foreign corporate bonds and notes	3.5
Yankee government bonds	0.9
Investment companies	0.2
Loans	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 6.00%, 5‑1‑2055	1.8
U.S. Treasury Notes, 4.00%, 5‑31‑2030	1.8
GNMA, 5.00%, 11‑20‑2054	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2032	1.3
U.S. Treasury Notes, 4.25%, 5‑15‑2035	1.2
French Republic, 2.70%, 2‑25‑2031	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 6.50%, 9‑15‑2054	1.0
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	1.0
FNMA, 2.00%, 10‑1‑2051	0.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000020360
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class C
Trading Symbol	WFIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$144	1.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

The portfolio duration was neutral early in the period before being extended from March 2025 on. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. Non-benchmark exposure was reduced through the period.

The top contributors to the Fund’s performance were sector allocation (including exposures in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, and non-U.S. developed market government bonds), credit-quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance was allocations to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000
9/30/2015	$10,016	$10,068
10/31/2015	$10,071	$10,069
11/30/2015	$10,027	$10,043
12/31/2015	$9,953	$10,010
1/31/2016	$10,012	$10,148
2/29/2016	$10,057	$10,220
3/31/2016	$10,257	$10,314
4/30/2016	$10,369	$10,353
5/31/2016	$10,354	$10,356
6/30/2016	$10,532	$10,542
7/31/2016	$10,663	$10,609
8/31/2016	$10,699	$10,597
9/30/2016	$10,692	$10,590
10/31/2016	$10,628	$10,509
11/30/2016	$10,370	$10,261
12/31/2016	$10,441	$10,275
1/31/2017	$10,503	$10,295
2/28/2017	$10,589	$10,365
3/31/2017	$10,591	$10,359
4/30/2017	$10,678	$10,439
5/31/2017	$10,769	$10,519
6/30/2017	$10,781	$10,509
7/31/2017	$10,833	$10,554
8/31/2017	$10,905	$10,649
9/30/2017	$10,875	$10,598
10/31/2017	$10,879	$10,604
11/30/2017	$10,870	$10,591
12/31/2017	$10,916	$10,639
1/31/2018	$10,836	$10,517
2/28/2018	$10,721	$10,417
3/31/2018	$10,777	$10,484
4/30/2018	$10,691	$10,406
5/31/2018	$10,709	$10,480
6/30/2018	$10,686	$10,467
7/31/2018	$10,730	$10,470
8/31/2018	$10,741	$10,537
9/30/2018	$10,692	$10,469
10/31/2018	$10,597	$10,386
11/30/2018	$10,622	$10,448
12/31/2018	$10,778	$10,640
1/31/2019	$10,942	$10,753
2/28/2019	$10,946	$10,747
3/31/2019	$11,125	$10,954
4/30/2019	$11,143	$10,956
5/31/2019	$11,287	$11,151
6/30/2019	$11,435	$11,291
7/31/2019	$11,460	$11,316
8/31/2019	$11,699	$11,609
9/30/2019	$11,632	$11,547
10/31/2019	$11,654	$11,582
11/30/2019	$11,652	$11,576
12/31/2019	$11,671	$11,568
1/31/2020	$11,873	$11,791
2/29/2020	$11,997	$12,003
3/31/2020	$11,570	$11,932
4/30/2020	$11,917	$12,144
5/31/2020	$12,162	$12,201
6/30/2020	$12,324	$12,278
7/31/2020	$12,638	$12,461
8/31/2020	$12,617	$12,360
9/30/2020	$12,579	$12,354
10/31/2020	$12,515	$12,298
11/30/2020	$12,795	$12,419
12/31/2020	$12,883	$12,436
1/31/2021	$12,820	$12,347
2/28/2021	$12,679	$12,169
3/31/2021	$12,545	$12,017
4/30/2021	$12,668	$12,112
5/31/2021	$12,699	$12,151
6/30/2021	$12,813	$12,237
7/31/2021	$12,918	$12,374
8/31/2021	$12,900	$12,350
9/30/2021	$12,779	$12,243
10/31/2021	$12,783	$12,240
11/30/2021	$12,788	$12,276
12/31/2021	$12,771	$12,245
1/31/2022	$12,514	$11,981
2/28/2022	$12,338	$11,847
3/31/2022	$12,023	$11,518
4/30/2022	$11,542	$11,081
5/31/2022	$11,537	$11,152
6/30/2022	$11,244	$10,977
7/31/2022	$11,507	$11,246
8/31/2022	$11,236	$10,928
9/30/2022	$10,744	$10,456
10/31/2022	$10,578	$10,320
11/30/2022	$10,950	$10,700
12/31/2022	$10,896	$10,651
1/31/2023	$11,299	$10,979
2/28/2023	$11,017	$10,695
3/31/2023	$11,243	$10,967
4/30/2023	$11,299	$11,033
5/31/2023	$11,177	$10,913
6/30/2023	$11,146	$10,874
7/31/2023	$11,149	$10,867
8/31/2023	$11,075	$10,797
9/30/2023	$10,786	$10,523
10/31/2023	$10,598	$10,357
11/30/2023	$11,104	$10,826
12/31/2023	$11,545	$11,240
1/31/2024	$11,541	$11,210
2/29/2024	$11,386	$11,051
3/31/2024	$11,503	$11,153
4/30/2024	$11,220	$10,871
5/31/2024	$11,416	$11,056
6/30/2024	$11,523	$11,160
7/31/2024	$11,778	$11,421
8/31/2024	$11,966	$11,585
9/30/2024	$12,130	$11,740
10/31/2024	$11,836	$11,449
11/30/2024	$11,964	$11,570
12/31/2024	$11,782	$11,381
1/31/2025	$11,854	$11,441
2/28/2025	$12,102	$11,693
3/31/2025	$12,069	$11,697
4/30/2025	$12,081	$11,743
5/31/2025	$12,024	$11,659
6/30/2025	$12,230	$11,839
7/31/2025	$12,203	$11,807
8/31/2025	$12,359	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	2.51	(0.71)	2.14
Class C with Load	1.51	(0.71)	2.14
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 9,979,528,604
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 23,142,457
InvestmentCompanyPortfolioTurnover	173.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.6
Corporate bonds and notes	19.1
U.S. Treasury securities	13.1
Yankee corporate bonds and notes	9.7
Asset-backed securities	9.5
Non-agency mortgage-backed securities	5.8
Foreign government bonds	4.5
Foreign corporate bonds and notes	3.5
Yankee government bonds	0.9
Investment companies	0.2
Loans	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 6.00%, 5‑1‑2055	1.8
U.S. Treasury Notes, 4.00%, 5‑31‑2030	1.8
GNMA, 5.00%, 11‑20‑2054	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2032	1.3
U.S. Treasury Notes, 4.25%, 5‑15‑2035	1.2
French Republic, 2.70%, 2‑25‑2031	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 6.50%, 9‑15‑2054	1.0
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	1.0
FNMA, 2.00%, 10‑1‑2051	0.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000020358
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class A
Trading Symbol	STYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$66	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

The portfolio duration was neutral early in the period before being extended from March 2025 on. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. Non-benchmark exposure was reduced through the period.

The top contributors to the Fund’s performance were sector allocation (including exposures in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, and non-U.S. developed market government bonds), credit-quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance was allocations to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$9,552	$10,000
9/30/2015	$9,572	$10,068
10/31/2015	$9,639	$10,069
11/30/2015	$9,594	$10,043
12/31/2015	$9,528	$10,010
1/31/2016	$9,591	$10,148
2/29/2016	$9,640	$10,220
3/31/2016	$9,846	$10,314
4/30/2016	$9,951	$10,353
5/31/2016	$9,951	$10,356
6/30/2016	$10,120	$10,542
7/31/2016	$10,253	$10,609
8/31/2016	$10,294	$10,597
9/30/2016	$10,302	$10,590
10/31/2016	$10,247	$10,509
11/30/2016	$9,997	$10,261
12/31/2016	$10,075	$10,275
1/31/2017	$10,138	$10,295
2/28/2017	$10,228	$10,365
3/31/2017	$10,236	$10,359
4/30/2017	$10,327	$10,439
5/31/2017	$10,421	$10,519
6/30/2017	$10,448	$10,509
7/31/2017	$10,500	$10,554
8/31/2017	$10,581	$10,649
9/30/2017	$10,550	$10,598
10/31/2017	$10,568	$10,604
11/30/2017	$10,567	$10,591
12/31/2017	$10,612	$10,639
1/31/2018	$10,538	$10,517
2/28/2018	$10,432	$10,417
3/31/2018	$10,501	$10,484
4/30/2018	$10,416	$10,406
5/31/2018	$10,449	$10,480
6/30/2018	$10,433	$10,467
7/31/2018	$10,474	$10,470
8/31/2018	$10,492	$10,537
9/30/2018	$10,459	$10,469
10/31/2018	$10,364	$10,386
11/30/2018	$10,404	$10,448
12/31/2018	$10,557	$10,640
1/31/2019	$10,730	$10,753
2/28/2019	$10,733	$10,747
3/31/2019	$10,916	$10,954
4/30/2019	$10,940	$10,956
5/31/2019	$11,097	$11,151
6/30/2019	$11,241	$11,291
7/31/2019	$11,272	$11,316
8/31/2019	$11,514	$11,609
9/30/2019	$11,455	$11,547
10/31/2019	$11,485	$11,582
11/30/2019	$11,489	$11,576
12/31/2019	$11,519	$11,568
1/31/2020	$11,732	$11,791
2/29/2020	$11,851	$12,003
3/31/2020	$11,436	$11,932
4/30/2020	$11,787	$12,144
5/31/2020	$12,044	$12,201
6/30/2020	$12,212	$12,278
7/31/2020	$12,532	$12,461
8/31/2020	$12,518	$12,360
9/30/2020	$12,487	$12,354
10/31/2020	$12,432	$12,298
11/30/2020	$12,718	$12,419
12/31/2020	$12,821	$12,436
1/31/2021	$12,758	$12,347
2/28/2021	$12,625	$12,169
3/31/2021	$12,500	$12,017
4/30/2021	$12,631	$12,112
5/31/2021	$12,669	$12,151
6/30/2021	$12,799	$12,237
7/31/2021	$12,903	$12,374
8/31/2021	$12,893	$12,350
9/30/2021	$12,780	$12,243
10/31/2021	$12,793	$12,240
11/30/2021	$12,815	$12,276
12/31/2021	$12,801	$12,245
1/31/2022	$12,547	$11,981
2/28/2022	$12,378	$11,847
3/31/2022	$12,079	$11,518
4/30/2022	$11,594	$11,081
5/31/2022	$11,597	$11,152
6/30/2022	$11,311	$10,977
7/31/2022	$11,587	$11,246
8/31/2022	$11,318	$10,928
9/30/2022	$10,829	$10,456
10/31/2022	$10,663	$10,320
11/30/2022	$11,056	$10,700
12/31/2022	$11,011	$10,651
1/31/2023	$11,422	$10,979
2/28/2023	$11,143	$10,695
3/31/2023	$11,370	$10,967
4/30/2023	$11,443	$11,033
5/31/2023	$11,327	$10,913
6/30/2023	$11,292	$10,874
7/31/2023	$11,313	$10,867
8/31/2023	$11,245	$10,797
9/30/2023	$10,951	$10,523
10/31/2023	$10,761	$10,357
11/30/2023	$11,274	$10,826
12/31/2023	$11,722	$11,240
1/31/2024	$11,718	$11,210
2/29/2024	$11,560	$11,051
3/31/2024	$11,679	$11,153
4/30/2024	$11,392	$10,871
5/31/2024	$11,591	$11,056
6/30/2024	$11,700	$11,160
7/31/2024	$11,958	$11,421
8/31/2024	$12,150	$11,585
9/30/2024	$12,316	$11,740
10/31/2024	$12,017	$11,449
11/30/2024	$12,147	$11,570
12/31/2024	$11,962	$11,381
1/31/2025	$12,036	$11,441
2/28/2025	$12,288	$11,693
3/31/2025	$12,254	$11,697
4/30/2025	$12,266	$11,743
5/31/2025	$12,209	$11,659
6/30/2025	$12,418	$11,839
7/31/2025	$12,390	$11,807
8/31/2025	$12,548	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	3.28	0.05	2.77
Class A with Load	(1.38)	(0.87)	2.30
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 9,979,528,604
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 23,142,457
InvestmentCompanyPortfolioTurnover	173.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.6
Corporate bonds and notes	19.1
U.S. Treasury securities	13.1
Yankee corporate bonds and notes	9.7
Asset-backed securities	9.5
Non-agency mortgage-backed securities	5.8
Foreign government bonds	4.5
Foreign corporate bonds and notes	3.5
Yankee government bonds	0.9
Investment companies	0.2
Loans	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 6.00%, 5‑1‑2055	1.8
U.S. Treasury Notes, 4.00%, 5‑31‑2030	1.8
GNMA, 5.00%, 11‑20‑2054	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2032	1.3
U.S. Treasury Notes, 4.25%, 5‑15‑2035	1.2
French Republic, 2.70%, 2‑25‑2031	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 6.50%, 9‑15‑2054	1.0
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	1.0
FNMA, 2.00%, 10‑1‑2051	0.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000092792
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Administrator Class
Trading Symbol	WIPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

The portfolio duration was neutral early in the period before being extended from March 2025 on. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. Non-benchmark exposure was reduced through the period.

The top contributors to the Fund’s performance were sector allocation (including exposures in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, and non-U.S. developed market government bonds), credit-quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance was allocations to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000
9/30/2015	$10,022	$10,068
10/31/2015	$10,093	$10,069
11/30/2015	$10,048	$10,043
12/31/2015	$9,987	$10,010
1/31/2016	$10,046	$10,148
2/29/2016	$10,099	$10,220
3/31/2016	$10,316	$10,314
4/30/2016	$10,427	$10,353
5/31/2016	$10,428	$10,356
6/30/2016	$10,607	$10,542
7/31/2016	$10,747	$10,609
8/31/2016	$10,792	$10,597
9/30/2016	$10,801	$10,590
10/31/2016	$10,744	$10,509
11/30/2016	$10,490	$10,261
12/31/2016	$10,565	$10,275
1/31/2017	$10,632	$10,295
2/28/2017	$10,727	$10,365
3/31/2017	$10,737	$10,359
4/30/2017	$10,833	$10,439
5/31/2017	$10,933	$10,519
6/30/2017	$10,963	$10,509
7/31/2017	$11,019	$10,554
8/31/2017	$11,104	$10,649
9/30/2017	$11,072	$10,598
10/31/2017	$11,092	$10,604
11/30/2017	$11,092	$10,591
12/31/2017	$11,141	$10,639
1/31/2018	$11,063	$10,517
2/28/2018	$10,953	$10,417
3/31/2018	$11,026	$10,484
4/30/2018	$10,938	$10,406
5/31/2018	$10,973	$10,480
6/30/2018	$10,958	$10,467
7/31/2018	$11,002	$10,470
8/31/2018	$11,022	$10,537
9/30/2018	$10,988	$10,469
10/31/2018	$10,889	$10,386
11/30/2018	$10,932	$10,448
12/31/2018	$11,095	$10,640
1/31/2019	$11,277	$10,753
2/28/2019	$11,281	$10,747
3/31/2019	$11,474	$10,954
4/30/2019	$11,501	$10,956
5/31/2019	$11,658	$11,151
6/30/2019	$11,820	$11,291
7/31/2019	$11,855	$11,316
8/31/2019	$12,111	$11,609
9/30/2019	$12,050	$11,547
10/31/2019	$12,082	$11,582
11/30/2019	$12,088	$11,576
12/31/2019	$12,120	$11,568
1/31/2020	$12,336	$11,791
2/29/2020	$12,471	$12,003
3/31/2020	$12,036	$11,932
4/30/2020	$12,406	$12,144
5/31/2020	$12,670	$12,201
6/30/2020	$12,857	$12,278
7/31/2020	$13,186	$12,461
8/31/2020	$13,182	$12,360
9/30/2020	$13,141	$12,354
10/31/2020	$13,094	$12,298
11/30/2020	$13,396	$12,419
12/31/2020	$13,497	$12,436
1/31/2021	$13,432	$12,347
2/28/2021	$13,292	$12,169
3/31/2021	$13,171	$12,017
4/30/2021	$13,301	$12,112
5/31/2021	$13,352	$12,151
6/30/2021	$13,482	$12,237
7/31/2021	$13,593	$12,374
8/31/2021	$13,583	$12,350
9/30/2021	$13,475	$12,243
10/31/2021	$13,479	$12,240
11/30/2021	$13,504	$12,276
12/31/2021	$13,491	$12,245
1/31/2022	$13,233	$11,981
2/28/2022	$13,045	$11,847
3/31/2022	$12,731	$11,518
4/30/2022	$12,229	$11,081
5/31/2022	$12,233	$11,152
6/30/2022	$11,931	$10,977
7/31/2022	$12,213	$11,246
8/31/2022	$11,929	$10,928
9/30/2022	$11,414	$10,456
10/31/2022	$11,249	$10,320
11/30/2022	$11,665	$10,700
12/31/2022	$11,608	$10,651
1/31/2023	$12,053	$10,979
2/28/2023	$11,758	$10,695
3/31/2023	$11,999	$10,967
4/30/2023	$12,077	$11,033
5/31/2023	$11,954	$10,913
6/30/2023	$11,918	$10,874
7/31/2023	$11,941	$10,867
8/31/2023	$11,869	$10,797
9/30/2023	$11,559	$10,523
10/31/2023	$11,359	$10,357
11/30/2023	$11,900	$10,826
12/31/2023	$12,375	$11,240
1/31/2024	$12,371	$11,210
2/29/2024	$12,215	$11,051
3/31/2024	$12,330	$11,153
4/30/2024	$12,027	$10,871
5/31/2024	$12,249	$11,056
6/30/2024	$12,353	$11,160
7/31/2024	$12,636	$11,421
8/31/2024	$12,828	$11,585
9/30/2024	$13,004	$11,740
10/31/2024	$12,689	$11,449
11/30/2024	$12,827	$11,570
12/31/2024	$12,632	$11,381
1/31/2025	$12,711	$11,441
2/28/2025	$12,977	$11,693
3/31/2025	$12,942	$11,697
4/30/2025	$12,955	$11,743
5/31/2025	$12,895	$11,659
6/30/2025	$13,117	$11,839
7/31/2025	$13,088	$11,807
8/31/2025	$13,256	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	3.34	0.11	2.86
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 9,979,528,604
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 23,142,457
InvestmentCompanyPortfolioTurnover	173.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.6
Corporate bonds and notes	19.1
U.S. Treasury securities	13.1
Yankee corporate bonds and notes	9.7
Asset-backed securities	9.5
Non-agency mortgage-backed securities	5.8
Foreign government bonds	4.5
Foreign corporate bonds and notes	3.5
Yankee government bonds	0.9
Investment companies	0.2
Loans	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 6.00%, 5‑1‑2055	1.8
U.S. Treasury Notes, 4.00%, 5‑31‑2030	1.8
GNMA, 5.00%, 11‑20‑2054	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2032	1.3
U.S. Treasury Notes, 4.25%, 5‑15‑2035	1.2
French Republic, 2.70%, 2‑25‑2031	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 6.50%, 9‑15‑2054	1.0
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	1.0
FNMA, 2.00%, 10‑1‑2051	0.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000020350
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Institutional Class
Trading Symbol	SGVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$49	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Portfolio duration was long relative to the benchmark throughout the period. The Fund had a diversified set of high-quality securitized exposures.

Top contributors to the Fund’s performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, duration, and curve positioning.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000	$10,000
9/30/2015	$10,073	$10,075	$10,085	$10,068
10/31/2015	$10,056	$10,058	$10,050	$10,069
11/30/2015	$10,021	$10,029	$10,010	$10,043
12/31/2015	$9,998	$10,016	$9,993	$10,010
1/31/2016	$10,170	$10,189	$10,201	$10,148
2/29/2016	$10,234	$10,256	$10,288	$10,220
3/31/2016	$10,261	$10,281	$10,305	$10,314
4/30/2016	$10,264	$10,283	$10,295	$10,353
5/31/2016	$10,269	$10,289	$10,295	$10,356
6/30/2016	$10,435	$10,452	$10,515	$10,542
7/31/2016	$10,475	$10,486	$10,556	$10,609
8/31/2016	$10,442	$10,459	$10,501	$10,597
9/30/2016	$10,455	$10,464	$10,489	$10,590
10/31/2016	$10,377	$10,388	$10,377	$10,509
11/30/2016	$10,135	$10,159	$10,109	$10,261
12/31/2016	$10,137	$10,152	$10,098	$10,275
1/31/2017	$10,152	$10,165	$10,121	$10,295
2/28/2017	$10,206	$10,214	$10,170	$10,365
3/31/2017	$10,194	$10,213	$10,167	$10,359
4/30/2017	$10,267	$10,281	$10,236	$10,439
5/31/2017	$10,322	$10,347	$10,302	$10,519
6/30/2017	$10,309	$10,320	$10,286	$10,509
7/31/2017	$10,342	$10,351	$10,303	$10,554
8/31/2017	$10,426	$10,446	$10,413	$10,649
9/30/2017	$10,369	$10,385	$10,325	$10,598
10/31/2017	$10,368	$10,378	$10,313	$10,604
11/30/2017	$10,357	$10,363	$10,299	$10,591
12/31/2017	$10,394	$10,395	$10,330	$10,639
1/31/2018	$10,271	$10,265	$10,193	$10,517
2/28/2018	$10,202	$10,193	$10,118	$10,417
3/31/2018	$10,279	$10,274	$10,211	$10,484
4/30/2018	$10,202	$10,205	$10,130	$10,406
5/31/2018	$10,271	$10,287	$10,219	$10,480
6/30/2018	$10,281	$10,289	$10,221	$10,467
7/31/2018	$10,262	$10,261	$10,180	$10,470
8/31/2018	$10,323	$10,333	$10,257	$10,537
9/30/2018	$10,247	$10,253	$10,163	$10,469
10/31/2018	$10,202	$10,199	$10,116	$10,386
11/30/2018	$10,283	$10,288	$10,204	$10,448
12/31/2018	$10,478	$10,492	$10,421	$10,640
1/31/2019	$10,531	$10,556	$10,470	$10,753
2/28/2019	$10,525	$10,538	$10,443	$10,747
3/31/2019	$10,706	$10,718	$10,640	$10,954
4/30/2019	$10,682	$10,700	$10,612	$10,956
5/31/2019	$10,874	$10,903	$10,859	$11,151
6/30/2019	$10,966	$10,995	$10,958	$11,291
7/31/2019	$10,987	$11,005	$10,946	$11,316
8/31/2019	$11,248	$11,266	$11,314	$11,609
9/30/2019	$11,196	$11,211	$11,219	$11,547
10/31/2019	$11,208	$11,232	$11,228	$11,582
11/30/2019	$11,190	$11,215	$11,195	$11,576
12/31/2019	$11,152	$11,191	$11,133	$11,568
1/31/2020	$11,365	$11,386	$11,402	$11,791
2/29/2020	$11,578	$11,613	$11,701	$12,003
3/31/2020	$11,690	$11,841	$12,032	$11,932
4/30/2020	$11,791	$11,918	$12,108	$12,144
5/31/2020	$11,798	$11,912	$12,079	$12,201
6/30/2020	$11,824	$11,922	$12,091	$12,278
7/31/2020	$11,911	$12,011	$12,226	$12,461
8/31/2020	$11,856	$11,940	$12,096	$12,360
9/30/2020	$11,872	$11,946	$12,113	$12,354
10/31/2020	$11,815	$11,880	$12,002	$12,298
11/30/2020	$11,871	$11,910	$12,043	$12,419
12/31/2020	$11,906	$11,908	$12,017	$12,436
1/31/2021	$11,879	$11,849	$11,906	$12,347
2/28/2021	$11,771	$11,694	$11,695	$12,169
3/31/2021	$11,653	$11,566	$11,519	$12,017
4/30/2021	$11,739	$11,643	$11,604	$12,112
5/31/2021	$11,733	$11,661	$11,644	$12,151
6/30/2021	$11,769	$11,701	$11,716	$12,237
7/31/2021	$11,877	$11,822	$11,873	$12,374
8/31/2021	$11,851	$11,802	$11,852	$12,350
9/30/2021	$11,772	$11,710	$11,726	$12,243
10/31/2021	$11,764	$11,695	$11,716	$12,240
11/30/2021	$11,798	$11,740	$11,804	$12,276
12/31/2021	$11,738	$11,701	$11,744	$12,245
1/31/2022	$11,555	$11,501	$11,524	$11,981
2/28/2022	$11,454	$11,410	$11,448	$11,847
3/31/2022	$11,114	$11,081	$11,094	$11,518
4/30/2022	$10,743	$10,726	$10,756	$11,081
5/31/2022	$10,801	$10,785	$10,777	$11,152
6/30/2022	$10,661	$10,660	$10,683	$10,977
7/31/2022	$10,877	$10,896	$10,851	$11,246
8/31/2022	$10,591	$10,589	$10,585	$10,928
9/30/2022	$10,158	$10,162	$10,223	$10,456
10/31/2022	$9,978	$10,020	$10,083	$10,320
11/30/2022	$10,292	$10,339	$10,349	$10,700
12/31/2022	$10,231	$10,291	$10,297	$10,651
1/31/2023	$10,560	$10,578	$10,552	$10,979
2/28/2023	$10,307	$10,322	$10,308	$10,695
3/31/2023	$10,521	$10,576	$10,604	$10,967
4/30/2023	$10,588	$10,633	$10,660	$11,033
5/31/2023	$10,488	$10,530	$10,539	$10,913
6/30/2023	$10,388	$10,464	$10,461	$10,874
7/31/2023	$10,364	$10,441	$10,425	$10,867
8/31/2023	$10,306	$10,378	$10,373	$10,797
9/30/2023	$10,044	$10,117	$10,148	$10,523
10/31/2023	$9,879	$9,965	$10,028	$10,357
11/30/2023	$10,288	$10,371	$10,372	$10,826
12/31/2023	$10,668	$10,753	$10,718	$11,240
1/31/2024	$10,652	$10,719	$10,689	$11,210
2/29/2024	$10,496	$10,569	$10,550	$11,051
3/31/2024	$10,570	$10,653	$10,618	$11,153
4/30/2024	$10,302	$10,382	$10,374	$10,871
5/31/2024	$10,476	$10,553	$10,524	$11,056
6/30/2024	$10,594	$10,665	$10,629	$11,160
7/31/2024	$10,846	$10,913	$10,860	$11,421
8/31/2024	$11,000	$11,065	$10,999	$11,585
9/30/2024	$11,131	$11,197	$11,130	$11,740
10/31/2024	$10,824	$10,917	$10,868	$11,449
11/30/2024	$10,945	$11,023	$10,952	$11,570
12/31/2024	$10,775	$10,854	$10,785	$11,381
1/31/2025	$10,841	$10,910	$10,841	$11,441
2/28/2025	$11,086	$11,157	$11,073	$11,693
3/31/2025	$11,084	$11,173	$11,098	$11,697
4/30/2025	$11,139	$11,231	$11,169	$11,743
5/31/2025	$11,023	$11,123	$11,055	$11,659
6/30/2025	$11,192	$11,282	$11,193	$11,839
7/31/2025	$11,144	$11,238	$11,150	$11,807
8/31/2025	$11,292	$11,379	$11,267	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	2.66	(0.97)	1.22
Bloomberg U.S. Aggregate ex Credit Index	2.83	(0.96)	1.30
Bloomberg U.S. Government Bond Index	2.44	(1.41)	1.20
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 378,413,549
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,464,049
InvestmentCompanyPortfolioTurnover	103.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	74.8
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	4.3
Corporate bonds and notes	1.9
Asset-backed securities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2‑1‑2052	4.7
U.S. Treasury Notes, 3.88%, 7‑31‑2030	4.1
FNMA, 6.00%, 7‑1‑2055	2.7
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.6
U.S. Treasury Notes, 3.88%, 6‑30‑2030	2.2
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.1
FHLMC, 0.00%, 7‑15‑2032	2.0
FHLMC, 2.50%, 11‑1‑2051	1.7
U.S. Treasury Notes, 4.13%, 8‑31‑2030	1.7
TVA Principal STRIPS, 0.00%, 11‑1‑2025	1.5

Material Fund Change [Text Block]
C000020347
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Class C
Trading Symbol	WGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$160	1.59%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Portfolio duration was long relative to the benchmark throughout the period. The Fund had a diversified set of high-quality securitized exposures.

Top contributors to the Fund’s performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, duration, and curve positioning.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000	$10,000
9/30/2015	$10,063	$10,075	$10,085	$10,068
10/31/2015	$10,037	$10,058	$10,050	$10,069
11/30/2015	$9,993	$10,029	$10,010	$10,043
12/31/2015	$9,961	$10,016	$9,993	$10,010
1/31/2016	$10,123	$10,189	$10,201	$10,148
2/29/2016	$10,177	$10,256	$10,288	$10,220
3/31/2016	$10,195	$10,281	$10,305	$10,314
4/30/2016	$10,187	$10,283	$10,295	$10,353
5/31/2016	$10,174	$10,289	$10,295	$10,356
6/30/2016	$10,339	$10,452	$10,515	$10,542
7/31/2016	$10,359	$10,486	$10,556	$10,609
8/31/2016	$10,325	$10,459	$10,501	$10,597
9/30/2016	$10,329	$10,464	$10,489	$10,590
10/31/2016	$10,243	$10,388	$10,377	$10,509
11/30/2016	$9,995	$10,159	$10,109	$10,261
12/31/2016	$9,987	$10,152	$10,098	$10,275
1/31/2017	$9,992	$10,165	$10,121	$10,295
2/28/2017	$10,036	$10,214	$10,170	$10,365
3/31/2017	$10,016	$10,213	$10,167	$10,359
4/30/2017	$10,078	$10,281	$10,236	$10,439
5/31/2017	$10,122	$10,347	$10,302	$10,519
6/30/2017	$10,100	$10,320	$10,286	$10,509
7/31/2017	$10,122	$10,351	$10,303	$10,554
8/31/2017	$10,195	$10,446	$10,413	$10,649
9/30/2017	$10,130	$10,385	$10,325	$10,598
10/31/2017	$10,110	$10,378	$10,313	$10,604
11/30/2017	$10,100	$10,363	$10,299	$10,591
12/31/2017	$10,117	$10,395	$10,330	$10,639
1/31/2018	$9,996	$10,265	$10,193	$10,517
2/28/2018	$9,922	$10,193	$10,118	$10,417
3/31/2018	$9,977	$10,274	$10,211	$10,484
4/30/2018	$9,894	$10,205	$10,130	$10,406
5/31/2018	$9,951	$10,287	$10,219	$10,480
6/30/2018	$9,951	$10,289	$10,221	$10,467
7/31/2018	$9,924	$10,261	$10,180	$10,470
8/31/2018	$9,973	$10,333	$10,257	$10,537
9/30/2018	$9,900	$10,253	$10,163	$10,469
10/31/2018	$9,838	$10,199	$10,116	$10,386
11/30/2018	$9,916	$10,288	$10,204	$10,448
12/31/2018	$10,086	$10,492	$10,421	$10,640
1/31/2019	$10,136	$10,556	$10,470	$10,753
2/28/2019	$10,112	$10,538	$10,443	$10,747
3/31/2019	$10,286	$10,718	$10,640	$10,954
4/30/2019	$10,253	$10,700	$10,612	$10,956
5/31/2019	$10,427	$10,903	$10,859	$11,151
6/30/2019	$10,496	$10,995	$10,958	$11,291
7/31/2019	$10,507	$11,005	$10,946	$11,316
8/31/2019	$10,756	$11,266	$11,314	$11,609
9/30/2019	$10,686	$11,211	$11,219	$11,547
10/31/2019	$10,688	$11,232	$11,228	$11,582
11/30/2019	$10,661	$11,215	$11,195	$11,576
12/31/2019	$10,615	$11,191	$11,133	$11,568
1/31/2020	$10,817	$11,386	$11,402	$11,791
2/29/2020	$11,001	$11,613	$11,701	$12,003
3/31/2020	$11,106	$11,841	$12,032	$11,932
4/30/2020	$11,192	$11,918	$12,108	$12,144
5/31/2020	$11,178	$11,912	$12,079	$12,201
6/30/2020	$11,193	$11,922	$12,091	$12,278
7/31/2020	$11,274	$12,011	$12,226	$12,461
8/31/2020	$11,212	$11,940	$12,096	$12,360
9/30/2020	$11,216	$11,946	$12,113	$12,354
10/31/2020	$11,142	$11,880	$12,002	$12,298
11/30/2020	$11,194	$11,910	$12,043	$12,419
12/31/2020	$11,207	$11,908	$12,017	$12,436
1/31/2021	$11,180	$11,849	$11,906	$12,347
2/28/2021	$11,069	$11,694	$11,695	$12,169
3/31/2021	$10,947	$11,566	$11,519	$12,017
4/30/2021	$11,009	$11,643	$11,604	$12,112
5/31/2021	$10,993	$11,661	$11,644	$12,151
6/30/2021	$11,026	$11,701	$11,716	$12,237
7/31/2021	$11,116	$11,822	$11,873	$12,374
8/31/2021	$11,081	$11,802	$11,852	$12,350
9/30/2021	$10,988	$11,710	$11,726	$12,243
10/31/2021	$10,970	$11,695	$11,716	$12,240
11/30/2021	$10,992	$11,740	$11,804	$12,276
12/31/2021	$10,935	$11,701	$11,744	$12,245
1/31/2022	$10,744	$11,501	$11,524	$11,981
2/28/2022	$10,642	$11,410	$11,448	$11,847
3/31/2022	$10,316	$11,081	$11,094	$11,518
4/30/2022	$9,972	$10,726	$10,756	$11,081
5/31/2022	$10,006	$10,785	$10,777	$11,152
6/30/2022	$9,868	$10,660	$10,683	$10,977
7/31/2022	$10,068	$10,896	$10,851	$11,246
8/31/2022	$9,784	$10,589	$10,585	$10,928
9/30/2022	$9,375	$10,162	$10,223	$10,456
10/31/2022	$9,200	$10,020	$10,083	$10,320
11/30/2022	$9,482	$10,339	$10,349	$10,700
12/31/2022	$9,416	$10,291	$10,297	$10,651
1/31/2023	$9,710	$10,578	$10,552	$10,979
2/28/2023	$9,469	$10,322	$10,308	$10,695
3/31/2023	$9,656	$10,576	$10,604	$10,967
4/30/2023	$9,709	$10,633	$10,660	$11,033
5/31/2023	$9,608	$10,530	$10,539	$10,913
6/30/2023	$9,508	$10,464	$10,461	$10,874
7/31/2023	$9,476	$10,441	$10,425	$10,867
8/31/2023	$9,415	$10,378	$10,373	$10,797
9/30/2023	$9,173	$10,117	$10,148	$10,523
10/31/2023	$9,020	$9,965	$10,028	$10,357
11/30/2023	$9,390	$10,371	$10,372	$10,826
12/31/2023	$9,744	$10,753	$10,718	$11,240
1/31/2024	$9,726	$10,719	$10,689	$11,210
2/29/2024	$9,571	$10,569	$10,550	$11,051
3/31/2024	$9,636	$10,653	$10,618	$11,153
4/30/2024	$9,389	$10,382	$10,374	$10,871
5/31/2024	$9,544	$10,553	$10,524	$11,056
6/30/2024	$9,649	$10,665	$10,629	$11,160
7/31/2024	$9,876	$10,913	$10,860	$11,421
8/31/2024	$10,013	$11,065	$10,999	$11,585
9/30/2024	$10,140	$11,197	$11,130	$11,740
10/31/2024	$9,857	$10,917	$10,868	$11,449
11/30/2024	$9,954	$11,023	$10,952	$11,570
12/31/2024	$9,806	$10,854	$10,785	$11,381
1/31/2025	$9,853	$10,910	$10,841	$11,441
2/28/2025	$10,074	$11,157	$11,073	$11,693
3/31/2025	$10,070	$11,173	$11,098	$11,697
4/30/2025	$10,117	$11,231	$11,169	$11,743
5/31/2025	$10,009	$11,123	$11,055	$11,659
6/30/2025	$10,170	$11,282	$11,193	$11,839
7/31/2025	$10,113	$11,238	$11,150	$11,807
8/31/2025	$10,246	$11,379	$11,267	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	1.53	(2.09)	0.24
Class C with Load	0.53	(2.09)	0.24
Bloomberg U.S. Aggregate ex Credit Index	2.83	(0.96)	1.30
Bloomberg U.S. Government Bond Index	2.44	(1.41)	1.20
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 378,413,549
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,464,049
InvestmentCompanyPortfolioTurnover	103.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	74.8
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	4.3
Corporate bonds and notes	1.9
Asset-backed securities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2‑1‑2052	4.7
U.S. Treasury Notes, 3.88%, 7‑31‑2030	4.1
FNMA, 6.00%, 7‑1‑2055	2.7
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.6
U.S. Treasury Notes, 3.88%, 6‑30‑2030	2.2
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.1
FHLMC, 0.00%, 7‑15‑2032	2.0
FHLMC, 2.50%, 11‑1‑2051	1.7
U.S. Treasury Notes, 4.13%, 8‑31‑2030	1.7
TVA Principal STRIPS, 0.00%, 11‑1‑2025	1.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000020349
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Class A
Trading Symbol	SGVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$82	0.81%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Portfolio duration was long relative to the benchmark throughout the period. The Fund had a diversified set of high-quality securitized exposures.

Top contributors to the Fund’s performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, duration, and curve positioning.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$9,550	$10,000	$10,000	$10,000
9/30/2015	$9,617	$10,075	$10,085	$10,068
10/31/2015	$9,597	$10,058	$10,050	$10,069
11/30/2015	$9,561	$10,029	$10,010	$10,043
12/31/2015	$9,537	$10,016	$9,993	$10,010
1/31/2016	$9,697	$10,189	$10,201	$10,148
2/29/2016	$9,755	$10,256	$10,288	$10,220
3/31/2016	$9,779	$10,281	$10,305	$10,314
4/30/2016	$9,777	$10,283	$10,295	$10,353
5/31/2016	$9,780	$10,289	$10,295	$10,356
6/30/2016	$9,935	$10,452	$10,515	$10,542
7/31/2016	$9,969	$10,486	$10,556	$10,609
8/31/2016	$9,935	$10,459	$10,501	$10,597
9/30/2016	$9,944	$10,464	$10,489	$10,590
10/31/2016	$9,867	$10,388	$10,377	$10,509
11/30/2016	$9,635	$10,159	$10,109	$10,261
12/31/2016	$9,633	$10,152	$10,098	$10,275
1/31/2017	$9,645	$10,165	$10,121	$10,295
2/28/2017	$9,693	$10,214	$10,170	$10,365
3/31/2017	$9,679	$10,213	$10,167	$10,359
4/30/2017	$9,745	$10,281	$10,236	$10,439
5/31/2017	$9,794	$10,347	$10,302	$10,519
6/30/2017	$9,779	$10,320	$10,286	$10,509
7/31/2017	$9,807	$10,351	$10,303	$10,554
8/31/2017	$9,883	$10,446	$10,413	$10,649
9/30/2017	$9,826	$10,385	$10,325	$10,598
10/31/2017	$9,822	$10,378	$10,313	$10,604
11/30/2017	$9,809	$10,363	$10,299	$10,591
12/31/2017	$9,841	$10,395	$10,330	$10,639
1/31/2018	$9,721	$10,265	$10,193	$10,517
2/28/2018	$9,654	$10,193	$10,118	$10,417
3/31/2018	$9,714	$10,274	$10,211	$10,484
4/30/2018	$9,639	$10,205	$10,130	$10,406
5/31/2018	$9,700	$10,287	$10,219	$10,480
6/30/2018	$9,707	$10,289	$10,221	$10,467
7/31/2018	$9,687	$10,261	$10,180	$10,470
8/31/2018	$9,741	$10,333	$10,257	$10,537
9/30/2018	$9,676	$10,253	$10,163	$10,469
10/31/2018	$9,620	$10,199	$10,116	$10,386
11/30/2018	$9,703	$10,288	$10,204	$10,448
12/31/2018	$9,875	$10,492	$10,421	$10,640
1/31/2019	$9,931	$10,556	$10,470	$10,753
2/28/2019	$9,913	$10,538	$10,443	$10,747
3/31/2019	$10,090	$10,718	$10,640	$10,954
4/30/2019	$10,064	$10,700	$10,612	$10,956
5/31/2019	$10,241	$10,903	$10,859	$11,151
6/30/2019	$10,316	$10,995	$10,958	$11,291
7/31/2019	$10,333	$11,005	$10,946	$11,316
8/31/2019	$10,584	$11,266	$11,314	$11,609
9/30/2019	$10,522	$11,211	$11,219	$11,547
10/31/2019	$10,530	$11,232	$11,228	$11,582
11/30/2019	$10,520	$11,215	$11,195	$11,576
12/31/2019	$10,472	$11,191	$11,133	$11,568
1/31/2020	$10,678	$11,386	$11,402	$11,791
2/29/2020	$10,865	$11,613	$11,701	$12,003
3/31/2020	$10,976	$11,841	$12,032	$11,932
4/30/2020	$11,067	$11,918	$12,108	$12,144
5/31/2020	$11,062	$11,912	$12,079	$12,201
6/30/2020	$11,093	$11,922	$12,091	$12,278
7/31/2020	$11,161	$12,011	$12,226	$12,461
8/31/2020	$11,116	$11,940	$12,096	$12,360
9/30/2020	$11,127	$11,946	$12,113	$12,354
10/31/2020	$11,061	$11,880	$12,002	$12,298
11/30/2020	$11,119	$11,910	$12,043	$12,419
12/31/2020	$11,139	$11,908	$12,017	$12,436
1/31/2021	$11,120	$11,849	$11,906	$12,347
2/28/2021	$11,016	$11,694	$11,695	$12,169
3/31/2021	$10,902	$11,566	$11,519	$12,017
4/30/2021	$10,970	$11,643	$11,604	$12,112
5/31/2021	$10,961	$11,661	$11,644	$12,151
6/30/2021	$11,001	$11,701	$11,716	$12,237
7/31/2021	$11,099	$11,822	$11,873	$12,374
8/31/2021	$11,071	$11,802	$11,852	$12,350
9/30/2021	$10,984	$11,710	$11,726	$12,243
10/31/2021	$10,973	$11,695	$11,716	$12,240
11/30/2021	$11,002	$11,740	$11,804	$12,276
12/31/2021	$10,953	$11,701	$11,744	$12,245
1/31/2022	$10,768	$11,501	$11,524	$11,981
2/28/2022	$10,672	$11,410	$11,448	$11,847
3/31/2022	$10,352	$11,081	$11,094	$11,518
4/30/2022	$10,013	$10,726	$10,756	$11,081
5/31/2022	$10,054	$10,785	$10,777	$11,152
6/30/2022	$9,921	$10,660	$10,683	$10,977
7/31/2022	$10,129	$10,896	$10,851	$11,246
8/31/2022	$9,859	$10,589	$10,585	$10,928
9/30/2022	$9,444	$10,162	$10,223	$10,456
10/31/2022	$9,273	$10,020	$10,083	$10,320
11/30/2022	$9,563	$10,339	$10,349	$10,700
12/31/2022	$9,503	$10,291	$10,297	$10,651
1/31/2023	$9,805	$10,578	$10,552	$10,979
2/28/2023	$9,568	$10,322	$10,308	$10,695
3/31/2023	$9,763	$10,576	$10,604	$10,967
4/30/2023	$9,823	$10,633	$10,660	$11,033
5/31/2023	$9,727	$10,530	$10,539	$10,913
6/30/2023	$9,631	$10,464	$10,461	$10,874
7/31/2023	$9,606	$10,441	$10,425	$10,867
8/31/2023	$9,550	$10,378	$10,373	$10,797
9/30/2023	$9,304	$10,117	$10,148	$10,523
10/31/2023	$9,148	$9,965	$10,028	$10,357
11/30/2023	$9,525	$10,371	$10,372	$10,826
12/31/2023	$9,883	$10,753	$10,718	$11,240
1/31/2024	$9,865	$10,719	$10,689	$11,210
2/29/2024	$9,708	$10,569	$10,550	$11,051
3/31/2024	$9,773	$10,653	$10,618	$11,153
4/30/2024	$9,523	$10,382	$10,374	$10,871
5/31/2024	$9,681	$10,553	$10,524	$11,056
6/30/2024	$9,787	$10,665	$10,629	$11,160
7/31/2024	$10,017	$10,913	$10,860	$11,421
8/31/2024	$10,156	$11,065	$10,999	$11,585
9/30/2024	$10,285	$11,197	$11,130	$11,740
10/31/2024	$9,998	$10,917	$10,868	$11,449
11/30/2024	$10,096	$11,023	$10,952	$11,570
12/31/2024	$9,946	$10,854	$10,785	$11,381
1/31/2025	$9,994	$10,910	$10,841	$11,441
2/28/2025	$10,218	$11,157	$11,073	$11,693
3/31/2025	$10,214	$11,173	$11,098	$11,697
4/30/2025	$10,261	$11,231	$11,169	$11,743
5/31/2025	$10,152	$11,123	$11,055	$11,659
6/30/2025	$10,315	$11,282	$11,193	$11,839
7/31/2025	$10,258	$11,238	$11,150	$11,807
8/31/2025	$10,392	$11,379	$11,267	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	2.32	(1.34)	0.85
Class A with Load	(2.28)	(2.24)	0.39
Bloomberg U.S. Aggregate ex Credit Index	2.83	(0.96)	1.30
Bloomberg U.S. Government Bond Index	2.44	(1.41)	1.20
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 378,413,549
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,464,049
InvestmentCompanyPortfolioTurnover	103.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	74.8
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	4.3
Corporate bonds and notes	1.9
Asset-backed securities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2‑1‑2052	4.7
U.S. Treasury Notes, 3.88%, 7‑31‑2030	4.1
FNMA, 6.00%, 7‑1‑2055	2.7
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.6
U.S. Treasury Notes, 3.88%, 6‑30‑2030	2.2
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.1
FHLMC, 0.00%, 7‑15‑2032	2.0
FHLMC, 2.50%, 11‑1‑2051	1.7
U.S. Treasury Notes, 4.13%, 8‑31‑2030	1.7
TVA Principal STRIPS, 0.00%, 11‑1‑2025	1.5

Material Fund Change [Text Block]
C000020348
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Administrator Class
Trading Symbol	WGSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$65	0.64%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Portfolio duration was long relative to the benchmark throughout the period. The Fund had a diversified set of high-quality securitized exposures.

Top contributors to the Fund’s performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, duration, and curve positioning.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000	$10,000
9/30/2015	$10,071	$10,075	$10,085	$10,068
10/31/2015	$10,062	$10,058	$10,050	$10,069
11/30/2015	$10,026	$10,029	$10,010	$10,043
12/31/2015	$10,002	$10,016	$9,993	$10,010
1/31/2016	$10,172	$10,189	$10,201	$10,148
2/29/2016	$10,234	$10,256	$10,288	$10,220
3/31/2016	$10,252	$10,281	$10,305	$10,314
4/30/2016	$10,262	$10,283	$10,295	$10,353
5/31/2016	$10,257	$10,289	$10,295	$10,356
6/30/2016	$10,421	$10,452	$10,515	$10,542
7/31/2016	$10,459	$10,486	$10,556	$10,609
8/31/2016	$10,434	$10,459	$10,501	$10,597
9/30/2016	$10,446	$10,464	$10,489	$10,590
10/31/2016	$10,367	$10,388	$10,377	$10,509
11/30/2016	$10,124	$10,159	$10,109	$10,261
12/31/2016	$10,125	$10,152	$10,098	$10,275
1/31/2017	$10,138	$10,165	$10,121	$10,295
2/28/2017	$10,191	$10,214	$10,170	$10,365
3/31/2017	$10,178	$10,213	$10,167	$10,359
4/30/2017	$10,249	$10,281	$10,236	$10,439
5/31/2017	$10,302	$10,347	$10,302	$10,519
6/30/2017	$10,288	$10,320	$10,286	$10,509
7/31/2017	$10,319	$10,351	$10,303	$10,554
8/31/2017	$10,402	$10,446	$10,413	$10,649
9/30/2017	$10,343	$10,385	$10,325	$10,598
10/31/2017	$10,332	$10,378	$10,313	$10,604
11/30/2017	$10,320	$10,363	$10,299	$10,591
12/31/2017	$10,355	$10,395	$10,330	$10,639
1/31/2018	$10,231	$10,265	$10,193	$10,517
2/28/2018	$10,171	$10,193	$10,118	$10,417
3/31/2018	$10,236	$10,274	$10,211	$10,484
4/30/2018	$10,159	$10,205	$10,130	$10,406
5/31/2018	$10,226	$10,287	$10,219	$10,480
6/30/2018	$10,234	$10,289	$10,221	$10,467
7/31/2018	$10,215	$10,261	$10,180	$10,470
8/31/2018	$10,274	$10,333	$10,257	$10,537
9/30/2018	$10,207	$10,253	$10,163	$10,469
10/31/2018	$10,150	$10,199	$10,116	$10,386
11/30/2018	$10,239	$10,288	$10,204	$10,448
12/31/2018	$10,423	$10,492	$10,421	$10,640
1/31/2019	$10,474	$10,556	$10,470	$10,753
2/28/2019	$10,466	$10,538	$10,443	$10,747
3/31/2019	$10,645	$10,718	$10,640	$10,954
4/30/2019	$10,620	$10,700	$10,612	$10,956
5/31/2019	$10,809	$10,903	$10,859	$11,151
6/30/2019	$10,899	$10,995	$10,958	$11,291
7/31/2019	$10,919	$11,005	$10,946	$11,316
8/31/2019	$11,177	$11,266	$11,314	$11,609
9/30/2019	$11,124	$11,211	$11,219	$11,547
10/31/2019	$11,134	$11,232	$11,228	$11,582
11/30/2019	$11,115	$11,215	$11,195	$11,576
12/31/2019	$11,076	$11,191	$11,133	$11,568
1/31/2020	$11,286	$11,386	$11,402	$11,791
2/29/2020	$11,496	$11,613	$11,701	$12,003
3/31/2020	$11,606	$11,841	$12,032	$11,932
4/30/2020	$11,704	$11,918	$12,108	$12,144
5/31/2020	$11,710	$11,912	$12,079	$12,201
6/30/2020	$11,735	$11,922	$12,091	$12,278
7/31/2020	$11,819	$12,011	$12,226	$12,461
8/31/2020	$11,763	$11,940	$12,096	$12,360
9/30/2020	$11,777	$11,946	$12,113	$12,354
10/31/2020	$11,719	$11,880	$12,002	$12,298
11/30/2020	$11,773	$11,910	$12,043	$12,419
12/31/2020	$11,806	$11,908	$12,017	$12,436
1/31/2021	$11,778	$11,849	$11,906	$12,347
2/28/2021	$11,669	$11,694	$11,695	$12,169
3/31/2021	$11,550	$11,566	$11,519	$12,017
4/30/2021	$11,635	$11,643	$11,604	$12,112
5/31/2021	$11,627	$11,661	$11,644	$12,151
6/30/2021	$11,661	$11,701	$11,716	$12,237
7/31/2021	$11,766	$11,822	$11,873	$12,374
8/31/2021	$11,739	$11,802	$11,852	$12,350
9/30/2021	$11,659	$11,710	$11,726	$12,243
10/31/2021	$11,650	$11,695	$11,716	$12,240
11/30/2021	$11,682	$11,740	$11,804	$12,276
12/31/2021	$11,621	$11,701	$11,744	$12,245
1/31/2022	$11,438	$11,501	$11,524	$11,981
2/28/2022	$11,337	$11,410	$11,448	$11,847
3/31/2022	$10,999	$11,081	$11,094	$11,518
4/30/2022	$10,630	$10,726	$10,756	$11,081
5/31/2022	$10,676	$10,785	$10,777	$11,152
6/30/2022	$10,547	$10,660	$10,683	$10,977
7/31/2022	$10,759	$10,896	$10,851	$11,246
8/31/2022	$10,474	$10,589	$10,585	$10,928
9/30/2022	$10,045	$10,162	$10,223	$10,456
10/31/2022	$9,865	$10,020	$10,083	$10,320
11/30/2022	$10,175	$10,339	$10,349	$10,700
12/31/2022	$10,113	$10,291	$10,297	$10,651
1/31/2023	$10,436	$10,578	$10,552	$10,979
2/28/2023	$10,174	$10,322	$10,308	$10,695
3/31/2023	$10,395	$10,576	$10,604	$10,967
4/30/2023	$10,460	$10,633	$10,660	$11,033
5/31/2023	$10,360	$10,530	$10,539	$10,913
6/30/2023	$10,260	$10,464	$10,461	$10,874
7/31/2023	$10,234	$10,441	$10,425	$10,867
8/31/2023	$10,176	$10,378	$10,373	$10,797
9/30/2023	$9,916	$10,117	$10,148	$10,523
10/31/2023	$9,752	$9,965	$10,028	$10,357
11/30/2023	$10,154	$10,371	$10,372	$10,826
12/31/2023	$10,528	$10,753	$10,718	$11,240
1/31/2024	$10,510	$10,719	$10,689	$11,210
2/29/2024	$10,344	$10,569	$10,550	$11,051
3/31/2024	$10,427	$10,653	$10,618	$11,153
4/30/2024	$10,162	$10,382	$10,374	$10,871
5/31/2024	$10,331	$10,553	$10,524	$11,056
6/30/2024	$10,446	$10,665	$10,629	$11,160
7/31/2024	$10,683	$10,913	$10,860	$11,421
8/31/2024	$10,844	$11,065	$10,999	$11,585
9/30/2024	$10,972	$11,197	$11,130	$11,740
10/31/2024	$10,668	$10,917	$10,868	$11,449
11/30/2024	$10,785	$11,023	$10,952	$11,570
12/31/2024	$10,616	$10,854	$10,785	$11,381
1/31/2025	$10,669	$10,910	$10,841	$11,441
2/28/2025	$10,909	$11,157	$11,073	$11,693
3/31/2025	$10,917	$11,173	$11,098	$11,697
4/30/2025	$10,970	$11,231	$11,169	$11,743
5/31/2025	$10,854	$11,123	$11,055	$11,659
6/30/2025	$11,019	$11,282	$11,193	$11,839
7/31/2025	$10,958	$11,238	$11,150	$11,807
8/31/2025	$11,115	$11,379	$11,267	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	2.50	(1.13)	1.06
Bloomberg U.S. Aggregate ex Credit Index	2.83	(0.96)	1.30
Bloomberg U.S. Government Bond Index	2.44	(1.41)	1.20
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 378,413,549
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,464,049
InvestmentCompanyPortfolioTurnover	103.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	74.8
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	4.3
Corporate bonds and notes	1.9
Asset-backed securities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2‑1‑2052	4.7
U.S. Treasury Notes, 3.88%, 7‑31‑2030	4.1
FNMA, 6.00%, 7‑1‑2055	2.7
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.6
U.S. Treasury Notes, 3.88%, 6‑30‑2030	2.2
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.1
FHLMC, 0.00%, 7‑15‑2032	2.0
FHLMC, 2.50%, 11‑1‑2051	1.7
U.S. Treasury Notes, 4.13%, 8‑31‑2030	1.7
TVA Principal STRIPS, 0.00%, 11‑1‑2025	1.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000150669
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	EKHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$55	0.53%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Security selection contributed to performance, especially within the information technology, energy, and utilities sectors, as well as in BB-rated bonds. Ratings allocation detracted slightly, with an underweight to CCC rated bonds—which outperformed—during the period. Allocations to real estate, health care, and financial services contributed to performance. Overweights to energy and utilities and an underweight to media detracted from relative performance.

Line Graph [Table Text Block]
	Institutional Class	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,691	$9,744	$10,039
10/31/2015	$10,045	$10,008	$10,071
11/30/2015	$9,891	$9,785	$10,035
12/31/2015	$9,802	$9,533	$9,984
1/31/2016	$9,774	$9,382	$10,095
2/29/2016	$9,876	$9,426	$10,166
3/31/2016	$10,173	$9,842	$10,291
4/30/2016	$10,339	$10,236	$10,361
5/31/2016	$10,377	$10,310	$10,369
6/30/2016	$10,449	$10,421	$10,552
7/31/2016	$10,751	$10,685	$10,639
8/31/2016	$10,927	$10,922	$10,650
9/30/2016	$10,970	$10,993	$10,653
10/31/2016	$10,947	$11,027	$10,582
11/30/2016	$10,860	$10,984	$10,344
12/31/2016	$11,072	$11,200	$10,375
1/31/2017	$11,147	$11,350	$10,411
2/28/2017	$11,363	$11,527	$10,492
3/31/2017	$11,340	$11,503	$10,488
4/30/2017	$11,518	$11,633	$10,575
5/31/2017	$11,634	$11,737	$10,657
6/30/2017	$11,645	$11,749	$10,648
7/31/2017	$11,792	$11,885	$10,701
8/31/2017	$11,804	$11,882	$10,793
9/30/2017	$11,850	$11,988	$10,755
10/31/2017	$11,896	$12,035	$10,768
11/30/2017	$11,906	$12,003	$10,752
12/31/2017	$11,916	$12,038	$10,799
1/31/2018	$11,925	$12,115	$10,695
2/28/2018	$11,797	$12,002	$10,594
3/31/2018	$11,700	$11,928	$10,647
4/30/2018	$11,709	$12,007	$10,576
5/31/2018	$11,686	$12,006	$10,634
6/30/2018	$11,695	$12,047	$10,619
7/31/2018	$11,848	$12,182	$10,641
8/31/2018	$11,897	$12,270	$10,693
9/30/2018	$11,906	$12,341	$10,647
10/31/2018	$11,588	$12,139	$10,558
11/30/2018	$11,526	$12,029	$10,606
12/31/2018	$11,281	$11,765	$10,772
1/31/2019	$11,770	$12,306	$10,920
2/28/2019	$12,079	$12,513	$10,932
3/31/2019	$12,165	$12,636	$11,130
4/30/2019	$12,325	$12,813	$11,145
5/31/2019	$12,073	$12,650	$11,316
6/30/2019	$12,497	$12,960	$11,476
7/31/2019	$12,507	$13,026	$11,510
8/31/2019	$12,516	$13,077	$11,770
9/30/2019	$12,563	$13,119	$11,719
10/31/2019	$12,610	$13,149	$11,757
11/30/2019	$12,808	$13,185	$11,755
12/31/2019	$13,047	$13,461	$11,773
1/31/2020	$13,055	$13,461	$11,984
2/29/2020	$12,751	$13,253	$12,163
3/31/2020	$11,748	$11,693	$11,926
4/30/2020	$12,146	$12,138	$12,165
5/31/2020	$12,546	$12,688	$12,278
6/30/2020	$12,630	$12,809	$12,381
7/31/2020	$13,109	$13,417	$12,598
8/31/2020	$13,272	$13,551	$12,525
9/30/2020	$13,157	$13,410	$12,503
10/31/2020	$13,161	$13,471	$12,458
11/30/2020	$13,604	$14,011	$12,621
12/31/2020	$13,807	$14,278	$12,664
1/31/2021	$13,770	$14,333	$12,585
2/28/2021	$13,733	$14,383	$12,422
3/31/2021	$13,731	$14,408	$12,278
4/30/2021	$13,853	$14,566	$12,381
5/31/2021	$13,854	$14,608	$12,428
6/30/2021	$14,017	$14,807	$12,519
7/31/2021	$14,141	$14,859	$12,645
8/31/2021	$14,265	$14,941	$12,636
9/30/2021	$14,100	$14,947	$12,528
10/31/2021	$14,059	$14,919	$12,518
11/30/2021	$13,977	$14,764	$12,533
12/31/2021	$14,229	$15,042	$12,525
1/31/2022	$13,819	$14,629	$12,250
2/28/2022	$13,745	$14,498	$12,083
3/31/2022	$13,631	$14,366	$11,759
4/30/2022	$13,097	$13,844	$11,320
5/31/2022	$13,069	$13,877	$11,383
6/30/2022	$12,230	$12,931	$11,155
7/31/2022	$12,886	$13,710	$11,436
8/31/2022	$12,599	$13,382	$11,138
9/30/2022	$12,183	$12,845	$10,658
10/31/2022	$12,545	$13,210	$10,541
11/30/2022	$12,781	$13,456	$10,935
12/31/2022	$12,672	$13,355	$10,897
1/31/2023	$13,173	$13,877	$11,235
2/28/2023	$12,976	$13,699	$10,959
3/31/2023	$13,099	$13,852	$11,216
4/30/2023	$13,177	$13,987	$11,285
5/31/2023	$13,080	$13,853	$11,168
6/30/2023	$13,300	$14,079	$11,151
7/31/2023	$13,519	$14,280	$11,162
8/31/2023	$13,555	$14,322	$11,094
9/30/2023	$13,408	$14,154	$10,830
10/31/2023	$13,216	$13,977	$10,667
11/30/2023	$13,766	$14,615	$11,147
12/31/2023	$14,179	$15,155	$11,570
1/31/2024	$14,217	$15,158	$11,542
2/29/2024	$14,254	$15,203	$11,404
3/31/2024	$14,482	$15,384	$11,516
4/30/2024	$14,370	$15,230	$11,247
5/31/2024	$14,501	$15,403	$11,433
6/30/2024	$14,636	$15,551	$11,538
7/31/2024	$14,920	$15,857	$11,800
8/31/2024	$15,058	$16,109	$11,973
9/30/2024	$15,195	$16,372	$12,138
10/31/2024	$15,188	$16,282	$11,862
11/30/2024	$15,328	$16,468	$11,987
12/31/2024	$15,368	$16,398	$11,806
1/31/2025	$15,562	$16,624	$11,877
2/28/2025	$15,655	$16,732	$12,123
3/31/2025	$15,491	$16,553	$12,120
4/30/2025	$15,481	$16,553	$12,163
5/31/2025	$15,728	$16,831	$12,101
6/30/2025	$16,081	$17,144	$12,289
7/31/2025	$16,121	$17,213	$12,272
8/31/2025	$16,266	$17,422	$12,419

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	8.02	4.15	4.98
ICE BofA U.S. High Yield Constrained Index	8.15	5.15	5.71
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

AssetsNet	$ 241,568,319
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 1,121,791
InvestmentCompanyPortfolioTurnover	62.00%
Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	1.3
BB/Ba	51.0
B/B	34.7
CCC/Caa and below	11.3
Not rated	1.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5‑1‑2026	1.4
EchoStar Corp., 6.75%, 11‑30‑2030	1.2
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
Enviva, Inc.	1.1
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Cloud Software Group, Inc., 9.00%, 9‑30‑2029	1.0
CommScope, Inc., 9.07%, 12‑17‑2029	0.9
CoreCivic, Inc., 8.25%, 4‑15‑2029	0.9
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
Brandywine Operating Partnership LP, 8.88%, 4‑12‑2029	0.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]	Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000089486
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class C
Trading Symbol	EKHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$173	1.67%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Security selection contributed to performance, especially within the information technology, energy, and utilities sectors, as well as in BB-rated bonds. Ratings allocation detracted slightly, with an underweight to CCC rated bonds—which outperformed—during the period. Allocations to real estate, health care, and financial services contributed to performance. Overweights to energy and utilities and an underweight to media detracted from relative performance.

Line Graph [Table Text Block]
	Class C with Load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,681	$9,744	$10,039
10/31/2015	$10,026	$10,008	$10,071
11/30/2015	$9,864	$9,785	$10,035
12/31/2015	$9,798	$9,533	$9,984
1/31/2016	$9,761	$9,382	$10,095
2/29/2016	$9,854	$9,426	$10,166
3/31/2016	$10,141	$9,842	$10,291
4/30/2016	$10,298	$10,236	$10,361
5/31/2016	$10,327	$10,310	$10,369
6/30/2016	$10,389	$10,421	$10,552
7/31/2016	$10,679	$10,685	$10,639
8/31/2016	$10,844	$10,922	$10,650
9/30/2016	$10,876	$10,993	$10,653
10/31/2016	$10,843	$11,027	$10,582
11/30/2016	$10,746	$10,984	$10,344
12/31/2016	$10,946	$11,200	$10,375
1/31/2017	$11,009	$11,350	$10,411
2/28/2017	$11,212	$11,527	$10,492
3/31/2017	$11,179	$11,503	$10,488
4/30/2017	$11,344	$11,633	$10,575
5/31/2017	$11,413	$11,737	$10,657
6/30/2017	$11,447	$11,749	$10,648
7/31/2017	$11,580	$11,885	$10,701
8/31/2017	$11,547	$11,882	$10,793
9/30/2017	$11,616	$11,988	$10,755
10/31/2017	$11,649	$12,035	$10,768
11/30/2017	$11,648	$12,003	$10,752
12/31/2017	$11,612	$12,038	$10,799
1/31/2018	$11,643	$12,115	$10,695
2/28/2018	$11,508	$12,002	$10,594
3/31/2018	$11,403	$11,928	$10,647
4/30/2018	$11,366	$12,007	$10,576
5/31/2018	$11,367	$12,006	$10,634
6/30/2018	$11,365	$12,047	$10,619
7/31/2018	$11,502	$12,182	$10,641
8/31/2018	$11,539	$12,270	$10,693
9/30/2018	$11,537	$12,341	$10,647
10/31/2018	$11,218	$12,139	$10,558
11/30/2018	$11,148	$12,029	$10,606
12/31/2018	$10,899	$11,765	$10,772
1/31/2019	$11,361	$12,306	$10,920
2/28/2019	$11,613	$12,513	$10,932
3/31/2019	$11,721	$12,636	$11,130
4/30/2019	$11,827	$12,813	$11,145
5/31/2019	$11,574	$12,650	$11,316
6/30/2019	$11,970	$12,960	$11,476
7/31/2019	$11,969	$13,026	$11,510
8/31/2019	$12,001	$13,077	$11,770
9/30/2019	$11,999	$13,119	$11,719
10/31/2019	$12,068	$13,149	$11,757
11/30/2019	$12,210	$13,185	$11,755
12/31/2019	$12,463	$13,461	$11,773
1/31/2020	$12,421	$13,461	$11,984
2/29/2020	$12,157	$13,253	$12,163
3/31/2020	$11,152	$11,693	$11,926
4/30/2020	$11,521	$12,138	$12,165
5/31/2020	$11,890	$12,688	$12,278
6/30/2020	$11,958	$12,809	$12,381
7/31/2020	$12,401	$13,417	$12,598
8/31/2020	$12,581	$13,551	$12,525
9/30/2020	$12,498	$13,410	$12,503
10/31/2020	$12,490	$13,471	$12,458
11/30/2020	$12,898	$14,011	$12,621
12/31/2020	$13,077	$14,278	$12,664
1/31/2021	$13,028	$14,333	$12,585
2/28/2021	$12,982	$14,383	$12,422
3/31/2021	$12,968	$14,408	$12,278
4/30/2021	$13,071	$14,566	$12,381
5/31/2021	$13,020	$14,608	$12,428
6/30/2021	$13,161	$14,807	$12,519
7/31/2021	$13,303	$14,859	$12,645
8/31/2021	$13,368	$14,941	$12,636
9/30/2021	$13,201	$14,947	$12,528
10/31/2021	$13,189	$14,919	$12,518
11/30/2021	$13,061	$14,764	$12,533
12/31/2021	$13,322	$15,042	$12,525
1/31/2022	$12,888	$14,629	$12,250
2/28/2022	$12,808	$14,498	$12,083
3/31/2022	$12,689	$14,366	$11,759
4/30/2022	$12,219	$13,844	$11,320
5/31/2022	$12,142	$13,877	$11,383
6/30/2022	$11,352	$12,931	$11,155
7/31/2022	$11,989	$13,710	$11,436
8/31/2022	$11,711	$13,382	$11,138
9/30/2022	$11,275	$12,845	$10,658
10/31/2022	$11,640	$13,210	$10,541
11/30/2022	$11,807	$13,456	$10,935
12/31/2022	$11,694	$13,355	$10,897
1/31/2023	$12,145	$13,877	$11,235
2/28/2023	$11,952	$13,699	$10,959
3/31/2023	$12,054	$13,852	$11,216
4/30/2023	$12,115	$13,987	$11,285
5/31/2023	$12,056	$13,853	$11,168
6/30/2023	$12,246	$14,079	$11,151
7/31/2023	$12,393	$14,280	$11,162
8/31/2023	$12,457	$14,322	$11,094
9/30/2023	$12,276	$14,154	$10,830
10/31/2023	$12,137	$13,977	$10,667
11/30/2023	$12,596	$14,615	$11,147
12/31/2023	$13,014	$15,155	$11,570
1/31/2024	$13,044	$15,158	$11,542
2/29/2024	$13,073	$15,203	$11,404
3/31/2024	$13,234	$15,384	$11,516
4/30/2024	$13,172	$15,230	$11,247
5/31/2024	$13,287	$15,403	$11,433
6/30/2024	$13,406	$15,551	$11,538
7/31/2024	$13,617	$15,857	$11,800
8/31/2024	$13,785	$16,109	$11,973
9/30/2024	$13,906	$16,372	$12,138
10/31/2024	$13,848	$16,282	$11,862
11/30/2024	$14,018	$16,468	$11,987
12/31/2024	$14,050	$16,398	$11,806
1/31/2025	$14,223	$16,624	$11,877
2/28/2025	$14,303	$16,732	$12,123
3/31/2025	$14,150	$16,553	$12,120
4/30/2025	$14,089	$16,553	$12,163
5/31/2025	$14,357	$16,831	$12,101
6/30/2025	$14,628	$17,144	$12,289
7/31/2025	$14,660	$17,213	$12,272
8/31/2025	$14,837	$17,422	$12,419

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	6.80	3.04	4.02
Class C with Load	5.80	3.04	4.02
ICE BofA U.S. High Yield Constrained Index	8.15	5.15	5.71
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

AssetsNet	$ 241,568,319
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 1,121,791
InvestmentCompanyPortfolioTurnover	62.00%
Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	1.3
BB/Ba	51.0
B/B	34.7
CCC/Caa and below	11.3
Not rated	1.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5‑1‑2026	1.4
EchoStar Corp., 6.75%, 11‑30‑2030	1.2
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
Enviva, Inc.	1.1
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Cloud Software Group, Inc., 9.00%, 9‑30‑2029	1.0
CommScope, Inc., 9.07%, 12‑17‑2029	0.9
CoreCivic, Inc., 8.25%, 4‑15‑2029	0.9
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
Brandywine Operating Partnership LP, 8.88%, 4‑12‑2029	0.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Material Fund Change Adviser [Text Block]

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000089484
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class A
Trading Symbol	EKHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$92	0.89%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Security selection contributed to performance, especially within the information technology, energy, and utilities sectors, as well as in BB-rated bonds. Ratings allocation detracted slightly, with an underweight to CCC rated bonds—which outperformed—during the period. Allocations to real estate, health care, and financial services contributed to performance. Overweights to energy and utilities and an underweight to media detracted from relative performance.

Line Graph [Table Text Block]
	Class A with Load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$9,547	$10,000	$10,000
9/30/2015	$9,248	$9,744	$10,039
10/31/2015	$9,584	$10,008	$10,071
11/30/2015	$9,435	$9,785	$10,035
12/31/2015	$9,377	$9,533	$9,984
1/31/2016	$9,348	$9,382	$10,095
2/29/2016	$9,443	$9,426	$10,166
3/31/2016	$9,724	$9,842	$10,291
4/30/2016	$9,880	$10,236	$10,361
5/31/2016	$9,914	$10,310	$10,369
6/30/2016	$9,980	$10,421	$10,552
7/31/2016	$10,234	$10,685	$10,639
8/31/2016	$10,430	$10,922	$10,650
9/30/2016	$10,467	$10,993	$10,653
10/31/2016	$10,442	$11,027	$10,582
11/30/2016	$10,356	$10,984	$10,344
12/31/2016	$10,554	$11,200	$10,375
1/31/2017	$10,622	$11,350	$10,411
2/28/2017	$10,824	$11,527	$10,492
3/31/2017	$10,799	$11,503	$10,488
4/30/2017	$10,965	$11,633	$10,575
5/31/2017	$11,039	$11,737	$10,657
6/30/2017	$11,078	$11,749	$10,648
7/31/2017	$11,214	$11,885	$10,701
8/31/2017	$11,189	$11,882	$10,793
9/30/2017	$11,263	$11,988	$10,755
10/31/2017	$11,302	$12,035	$10,768
11/30/2017	$11,308	$12,003	$10,752
12/31/2017	$11,280	$12,038	$10,799
1/31/2018	$11,318	$12,115	$10,695
2/28/2018	$11,193	$12,002	$10,594
3/31/2018	$11,097	$11,928	$10,647
4/30/2018	$11,068	$12,007	$10,576
5/31/2018	$11,077	$12,006	$10,634
6/30/2018	$11,082	$12,047	$10,619
7/31/2018	$11,223	$12,182	$10,641
8/31/2018	$11,265	$12,270	$10,693
9/30/2018	$11,270	$12,341	$10,647
10/31/2018	$10,966	$12,139	$10,558
11/30/2018	$10,904	$12,029	$10,606
12/31/2018	$10,667	$11,765	$10,772
1/31/2019	$11,127	$12,306	$10,920
2/28/2019	$11,380	$12,513	$10,932
3/31/2019	$11,493	$12,636	$11,130
4/30/2019	$11,640	$12,813	$11,145
5/31/2019	$11,363	$12,650	$11,316
6/30/2019	$11,760	$12,960	$11,476
7/31/2019	$11,801	$13,026	$11,510
8/31/2019	$11,805	$13,077	$11,770
9/30/2019	$11,809	$13,119	$11,719
10/31/2019	$11,886	$13,149	$11,757
11/30/2019	$12,033	$13,185	$11,755
12/31/2019	$12,290	$13,461	$11,773
1/31/2020	$12,293	$13,461	$11,984
2/29/2020	$12,003	$13,253	$12,163
3/31/2020	$11,018	$11,693	$11,926
4/30/2020	$11,426	$12,138	$12,165
5/31/2020	$11,761	$12,688	$12,278
6/30/2020	$11,874	$12,809	$12,381
7/31/2020	$12,320	$13,417	$12,598
8/31/2020	$12,432	$13,551	$12,525
9/30/2020	$12,357	$13,410	$12,503
10/31/2020	$12,357	$13,471	$12,458
11/30/2020	$12,769	$14,011	$12,621
12/31/2020	$12,955	$14,278	$12,664
1/31/2021	$12,916	$14,333	$12,585
2/28/2021	$12,877	$14,383	$12,422
3/31/2021	$12,871	$14,408	$12,278
4/30/2021	$12,981	$14,566	$12,381
5/31/2021	$12,940	$14,608	$12,428
6/30/2021	$13,088	$14,807	$12,519
7/31/2021	$13,238	$14,859	$12,645
8/31/2021	$13,311	$14,941	$12,636
9/30/2021	$13,153	$14,947	$12,528
10/31/2021	$13,149	$14,919	$12,518
11/30/2021	$13,029	$14,764	$12,533
12/31/2021	$13,299	$15,042	$12,525
1/31/2022	$12,873	$14,629	$12,250
2/28/2022	$12,799	$14,498	$12,083
3/31/2022	$12,689	$14,366	$11,759
4/30/2022	$12,225	$13,844	$11,320
5/31/2022	$12,155	$13,877	$11,383
6/30/2022	$11,369	$12,931	$11,155
7/31/2022	$12,017	$13,710	$11,436
8/31/2022	$11,745	$13,382	$11,138
9/30/2022	$11,313	$12,845	$10,658
10/31/2022	$11,688	$13,210	$10,541
11/30/2022	$11,863	$13,456	$10,935
12/31/2022	$11,797	$13,355	$10,897
1/31/2023	$12,219	$13,877	$11,235
2/28/2023	$12,073	$13,699	$10,959
3/31/2023	$12,142	$13,852	$11,216
4/30/2023	$12,252	$13,987	$11,285
5/31/2023	$12,158	$13,853	$11,168
6/30/2023	$12,358	$14,079	$11,151
7/31/2023	$12,557	$14,280	$11,162
8/31/2023	$12,587	$14,322	$11,094
9/30/2023	$12,403	$14,154	$10,830
10/31/2023	$12,263	$13,977	$10,667
11/30/2023	$12,727	$14,615	$11,147
12/31/2023	$13,149	$15,155	$11,570
1/31/2024	$13,180	$15,158	$11,542
2/29/2024	$13,210	$15,203	$11,404
3/31/2024	$13,372	$15,384	$11,516
4/30/2024	$13,309	$15,230	$11,247
5/31/2024	$13,426	$15,403	$11,433
6/30/2024	$13,546	$15,551	$11,538
7/31/2024	$13,759	$15,857	$11,800
8/31/2024	$13,928	$16,109	$11,973
9/30/2024	$14,050	$16,372	$12,138
10/31/2024	$13,993	$16,282	$11,862
11/30/2024	$14,164	$16,468	$11,987
12/31/2024	$14,196	$16,398	$11,806
1/31/2025	$14,371	$16,624	$11,877
2/28/2025	$14,452	$16,732	$12,123
3/31/2025	$14,297	$16,553	$12,120
4/30/2025	$14,235	$16,553	$12,163
5/31/2025	$14,507	$16,831	$12,101
6/30/2025	$14,781	$17,144	$12,289
7/31/2025	$14,813	$17,213	$12,272
8/31/2025	$14,991	$17,422	$12,419

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	7.63	3.82	4.62
Class A with Load	2.89	2.85	4.13
ICE BofA U.S. High Yield Constrained Index	8.15	5.15	5.71
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

AssetsNet	$ 241,568,319
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 1,121,791
InvestmentCompanyPortfolioTurnover	62.00%
Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	1.3
BB/Ba	51.0
B/B	34.7
CCC/Caa and below	11.3
Not rated	1.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5‑1‑2026	1.4
EchoStar Corp., 6.75%, 11‑30‑2030	1.2
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
Enviva, Inc.	1.1
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Cloud Software Group, Inc., 9.00%, 9‑30‑2029	1.0
CommScope, Inc., 9.07%, 12‑17‑2029	0.9
CoreCivic, Inc., 8.25%, 4‑15‑2029	0.9
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
Brandywine Operating Partnership LP, 8.88%, 4‑12‑2029	0.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]	Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000089487
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Administrator Class
Trading Symbol	EKHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$81	0.78%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Security selection contributed to performance, especially within the information technology, energy, and utilities sectors, as well as in BB-rated bonds. Ratings allocation detracted slightly, with an underweight to CCC rated bonds—which outperformed—during the period. Allocations to real estate, health care, and financial services contributed to performance. Overweights to energy and utilities and an underweight to media detracted from relative performance.

Line Graph [Table Text Block]
	Administrator Class	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,721	$9,744	$10,039
10/31/2015	$10,075	$10,008	$10,071
11/30/2015	$9,920	$9,785	$10,035
12/31/2015	$9,862	$9,533	$9,984
1/31/2016	$9,801	$9,382	$10,095
2/29/2016	$9,934	$9,426	$10,166
3/31/2016	$10,231	$9,842	$10,291
4/30/2016	$10,365	$10,236	$10,361
5/31/2016	$10,402	$10,310	$10,369
6/30/2016	$10,473	$10,421	$10,552
7/31/2016	$10,775	$10,685	$10,639
8/31/2016	$10,948	$10,922	$10,650
9/30/2016	$10,989	$10,993	$10,653
10/31/2016	$10,997	$11,027	$10,582
11/30/2016	$10,874	$10,984	$10,344
12/31/2016	$11,084	$11,200	$10,375
1/31/2017	$11,157	$11,350	$10,411
2/28/2017	$11,370	$11,527	$10,492
3/31/2017	$11,345	$11,503	$10,488
4/30/2017	$11,521	$11,633	$10,575
5/31/2017	$11,633	$11,737	$10,657
6/30/2017	$11,642	$11,749	$10,648
7/31/2017	$11,786	$11,885	$10,701
8/31/2017	$11,796	$11,882	$10,793
9/30/2017	$11,839	$11,988	$10,755
10/31/2017	$11,882	$12,035	$10,768
11/30/2017	$11,889	$12,003	$10,752
12/31/2017	$11,897	$12,038	$10,799
1/31/2018	$11,903	$12,115	$10,695
2/28/2018	$11,773	$12,002	$10,594
3/31/2018	$11,673	$11,928	$10,647
4/30/2018	$11,680	$12,007	$10,576
5/31/2018	$11,654	$12,006	$10,634
6/30/2018	$11,661	$12,047	$10,619
7/31/2018	$11,810	$12,182	$10,641
8/31/2018	$11,893	$12,270	$10,693
9/30/2018	$11,863	$12,341	$10,647
10/31/2018	$11,544	$12,139	$10,558
11/30/2018	$11,516	$12,029	$10,606
12/31/2018	$11,232	$11,765	$10,772
1/31/2019	$11,717	$12,306	$10,920
2/28/2019	$12,022	$12,513	$10,932
3/31/2019	$12,105	$12,636	$11,130
4/30/2019	$12,261	$12,813	$11,145
5/31/2019	$11,971	$12,650	$11,316
6/30/2019	$12,390	$12,960	$11,476
7/31/2019	$12,435	$13,026	$11,510
8/31/2019	$12,440	$13,077	$11,770
9/30/2019	$12,484	$13,119	$11,719
10/31/2019	$12,528	$13,149	$11,757
11/30/2019	$12,723	$13,185	$11,755
12/31/2019	$12,957	$13,461	$11,773
1/31/2020	$12,962	$13,461	$11,984
2/29/2020	$12,657	$13,253	$12,163
3/31/2020	$11,659	$11,693	$11,926
4/30/2020	$12,051	$12,138	$12,165
5/31/2020	$12,445	$12,688	$12,278
6/30/2020	$12,527	$12,809	$12,381
7/31/2020	$12,999	$13,417	$12,598
8/31/2020	$13,157	$13,551	$12,525
9/30/2020	$13,041	$13,410	$12,503
10/31/2020	$13,042	$13,471	$12,458
11/30/2020	$13,478	$14,011	$12,621
12/31/2020	$13,676	$14,278	$12,664
1/31/2021	$13,636	$14,333	$12,585
2/28/2021	$13,597	$14,383	$12,422
3/31/2021	$13,592	$14,408	$12,278
4/30/2021	$13,710	$14,566	$12,381
5/31/2021	$13,707	$14,608	$12,428
6/30/2021	$13,866	$14,807	$12,519
7/31/2021	$13,985	$14,859	$12,645
8/31/2021	$14,104	$14,941	$12,636
9/30/2021	$13,939	$14,947	$12,528
10/31/2021	$13,895	$14,919	$12,518
11/30/2021	$13,811	$14,764	$12,533
12/31/2021	$14,056	$15,042	$12,525
1/31/2022	$13,649	$14,629	$12,250
2/28/2022	$13,573	$14,498	$12,083
3/31/2022	$13,457	$14,366	$11,759
4/30/2022	$12,926	$13,844	$11,320
5/31/2022	$12,896	$13,877	$11,383
6/30/2022	$12,066	$12,931	$11,155
7/31/2022	$12,710	$13,710	$11,436
8/31/2022	$12,424	$13,382	$11,138
9/30/2022	$12,011	$12,845	$10,658
10/31/2022	$12,366	$13,210	$10,541
11/30/2022	$12,596	$13,456	$10,935
12/31/2022	$12,484	$13,355	$10,897
1/31/2023	$12,976	$13,877	$11,235
2/28/2023	$12,778	$13,699	$10,959
3/31/2023	$12,897	$13,852	$11,216
4/30/2023	$12,971	$13,987	$11,285
5/31/2023	$12,873	$13,853	$11,168
6/30/2023	$13,086	$14,079	$11,151
7/31/2023	$13,298	$14,280	$11,162
8/31/2023	$13,331	$14,322	$11,094
9/30/2023	$13,184	$14,154	$10,830
10/31/2023	$12,991	$13,977	$10,667
11/30/2023	$13,530	$14,615	$11,147
12/31/2023	$13,932	$15,155	$11,570
1/31/2024	$13,967	$15,158	$11,542
2/29/2024	$13,999	$15,203	$11,404
3/31/2024	$14,220	$15,384	$11,516
4/30/2024	$14,107	$15,230	$11,247
5/31/2024	$14,233	$15,403	$11,433
6/30/2024	$14,362	$15,551	$11,538
7/31/2024	$14,637	$15,857	$11,800
8/31/2024	$14,770	$16,109	$11,973
9/30/2024	$14,901	$16,372	$12,138
10/31/2024	$14,890	$16,282	$11,862
11/30/2024	$15,024	$16,468	$11,987
12/31/2024	$15,060	$16,398	$11,806
1/31/2025	$15,247	$16,624	$11,877
2/28/2025	$15,335	$16,732	$12,123
3/31/2025	$15,172	$16,553	$12,120
4/30/2025	$15,159	$16,553	$12,163
5/31/2025	$15,398	$16,831	$12,101
6/30/2025	$15,741	$17,144	$12,289
7/31/2025	$15,777	$17,213	$12,272
8/31/2025	$15,915	$17,422	$12,419

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	7.75	3.88	4.76
ICE BofA U.S. High Yield Constrained Index	8.15	5.15	5.71
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

AssetsNet	$ 241,568,319
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 1,121,791
InvestmentCompanyPortfolioTurnover	62.00%
Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	1.3
BB/Ba	51.0
B/B	34.7
CCC/Caa and below	11.3
Not rated	1.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5‑1‑2026	1.4
EchoStar Corp., 6.75%, 11‑30‑2030	1.2
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
Enviva, Inc.	1.1
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Cloud Software Group, Inc., 9.00%, 9‑30‑2029	1.0
CommScope, Inc., 9.07%, 12‑17‑2029	0.9
CoreCivic, Inc., 8.25%, 4‑15‑2029	0.9
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
Brandywine Operating Partnership LP, 8.88%, 4‑12‑2029	0.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund. At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.

Material Fund Change Adviser [Text Block]

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund. At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000020361
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Institutional Class
Trading Symbol	WSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$43	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past 12 months, markets began to anticipate rate cuts due to moderating inflation and mixed economic data. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating relative value trading opportunities, particularly among short duration bonds.

We added to our overweight to agency mortgages. We increased exposure to floating-rate collateralized mortgage obligations (CMOs) and newer-production hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we reduced our fixed-rate CMOs and short-maturity pass-throughs, which tightened to less-appealing levels.

We reduced our allocation to nongovernment bonds, particularly asset-backed securities (ABS). We cut our allocation in half to non-agency residential mortgage-backed securities (RMBS).

Security selection and sector positioning contributed to performance. In agency mortgages, CMOs were the largest contributors, followed by hybrid ARMs and pass-throughs. In nongovernment subsectors, contributors included single-asset/single-borrower commercial mortgage-backed securities, non-QM AAA-rated RMBS, and credit card and auto loan ABS.

There were no notable detractors from relative performance during the period.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,035	$10,030	$10,068
10/31/2015	$10,020	$10,020	$10,069
11/30/2015	$10,005	$9,996	$10,043
12/31/2015	$9,990	$9,987	$10,010
1/31/2016	$10,055	$10,047	$10,148
2/29/2016	$10,070	$10,058	$10,220
3/31/2016	$10,085	$10,076	$10,314
4/30/2016	$10,090	$10,080	$10,353
5/31/2016	$10,085	$10,069	$10,356
6/30/2016	$10,142	$10,129	$10,542
7/31/2016	$10,149	$10,123	$10,609
8/31/2016	$10,137	$10,106	$10,597
9/30/2016	$10,164	$10,119	$10,590
10/31/2016	$10,161	$10,112	$10,509
11/30/2016	$10,106	$10,070	$10,261
12/31/2016	$10,112	$10,073	$10,275
1/31/2017	$10,128	$10,087	$10,295
2/28/2017	$10,143	$10,097	$10,365
3/31/2017	$10,147	$10,101	$10,359
4/30/2017	$10,173	$10,116	$10,439
5/31/2017	$10,189	$10,129	$10,519
6/30/2017	$10,174	$10,121	$10,509
7/31/2017	$10,202	$10,143	$10,554
8/31/2017	$10,219	$10,162	$10,649
9/30/2017	$10,216	$10,146	$10,598
10/31/2017	$10,213	$10,139	$10,604
11/30/2017	$10,190	$10,117	$10,591
12/31/2017	$10,189	$10,118	$10,639
1/31/2018	$10,157	$10,088	$10,517
2/28/2018	$10,155	$10,083	$10,417
3/31/2018	$10,175	$10,103	$10,484
4/30/2018	$10,153	$10,086	$10,406
5/31/2018	$10,163	$10,123	$10,480
6/30/2018	$10,174	$10,125	$10,467
7/31/2018	$10,176	$10,123	$10,470
8/31/2018	$10,199	$10,157	$10,537
9/30/2018	$10,191	$10,145	$10,469
10/31/2018	$10,195	$10,159	$10,386
11/30/2018	$10,230	$10,196	$10,448
12/31/2018	$10,298	$10,278	$10,640
1/31/2019	$10,335	$10,305	$10,753
2/28/2019	$10,338	$10,316	$10,747
3/31/2019	$10,408	$10,380	$10,954
4/30/2019	$10,432	$10,401	$10,956
5/31/2019	$10,511	$10,477	$11,151
6/30/2019	$10,556	$10,531	$11,291
7/31/2019	$10,558	$10,520	$11,316
8/31/2019	$10,636	$10,605	$11,609
9/30/2019	$10,627	$10,593	$11,547
10/31/2019	$10,662	$10,628	$11,582
11/30/2019	$10,651	$10,624	$11,576
12/31/2019	$10,666	$10,647	$11,568
1/31/2020	$10,743	$10,705	$11,791
2/29/2020	$10,855	$10,801	$12,003
3/31/2020	$10,867	$10,937	$11,932
4/30/2020	$10,956	$10,953	$12,144
5/31/2020	$10,990	$10,961	$12,201
6/30/2020	$11,012	$10,965	$12,278
7/31/2020	$11,009	$10,975	$12,461
8/31/2020	$11,038	$10,974	$12,360
9/30/2020	$11,044	$10,976	$12,354
10/31/2020	$11,048	$10,972	$12,298
11/30/2020	$11,050	$10,976	$12,419
12/31/2020	$11,064	$10,982	$12,436
1/31/2021	$11,076	$10,985	$12,347
2/28/2021	$11,065	$10,979	$12,169
3/31/2021	$11,065	$10,976	$12,017
4/30/2021	$11,064	$10,981	$12,112
5/31/2021	$11,053	$10,991	$12,151
6/30/2021	$11,019	$10,972	$12,237
7/31/2021	$11,030	$10,991	$12,374
8/31/2021	$11,018	$10,990	$12,350
9/30/2021	$11,017	$10,979	$12,243
10/31/2021	$10,983	$10,944	$12,240
11/30/2021	$10,950	$10,939	$12,276
12/31/2021	$10,929	$10,916	$12,245
1/31/2022	$10,850	$10,839	$11,981
2/28/2022	$10,782	$10,795	$11,847
3/31/2022	$10,614	$10,643	$11,518
4/30/2022	$10,526	$10,593	$11,081
5/31/2022	$10,566	$10,655	$11,152
6/30/2022	$10,481	$10,588	$10,977
7/31/2022	$10,526	$10,632	$11,246
8/31/2022	$10,445	$10,548	$10,928
9/30/2022	$10,260	$10,424	$10,456
10/31/2022	$10,190	$10,414	$10,320
11/30/2022	$10,284	$10,482	$10,700
12/31/2022	$10,310	$10,501	$10,651
1/31/2023	$10,429	$10,578	$10,979
2/28/2023	$10,351	$10,497	$10,695
3/31/2023	$10,449	$10,668	$10,967
4/30/2023	$10,491	$10,696	$11,033
5/31/2023	$10,452	$10,659	$10,913
6/30/2023	$10,401	$10,605	$10,874
7/31/2023	$10,435	$10,642	$10,867
8/31/2023	$10,473	$10,684	$10,797
9/30/2023	$10,453	$10,682	$10,523
10/31/2023	$10,470	$10,718	$10,357
11/30/2023	$10,632	$10,829	$10,826
12/31/2023	$10,784	$10,954	$11,240
1/31/2024	$10,838	$10,994	$11,210
2/29/2024	$10,807	$10,947	$11,051
3/31/2024	$10,862	$10,985	$11,153
4/30/2024	$10,832	$10,945	$10,871
5/31/2024	$10,902	$11,021	$11,056
6/30/2024	$10,985	$11,085	$11,160
7/31/2024	$11,104	$11,214	$11,421
8/31/2024	$11,212	$11,315	$11,585
9/30/2024	$11,317	$11,406	$11,740
10/31/2024	$11,247	$11,338	$11,449
11/30/2024	$11,277	$11,371	$11,570
12/31/2024	$11,296	$11,396	$11,381
1/31/2025	$11,351	$11,446	$11,441
2/28/2025	$11,445	$11,527	$11,693
3/31/2025	$11,502	$11,581	$11,697
4/30/2025	$11,584	$11,675	$11,743
5/31/2025	$11,562	$11,648	$11,659
6/30/2025	$11,644	$11,719	$11,839
7/31/2025	$11,647	$11,712	$11,807
8/31/2025	$11,742	$11,814	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	4.73	1.24	1.62
Bloomberg U.S. 1-3 Year Government Bond Index	4.42	1.49	1.68
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 206,900,856
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 483,557
InvestmentCompanyPortfolioTurnover	187.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	84.9
U.S. Treasury securities	8.3
Asset-backed securities	5.6
Non-agency mortgage-backed securities	1.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 3.43%, 7‑1‑2049	7.0
U.S. Treasury Notes, 3.63%, 8‑15‑2028	6.6
FNMA, 2.50%, 3‑1‑2035	4.7
FHLMC, 3.01%, 11‑1‑2048	4.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	4.0
FHLMC, 3.15%, 7‑1‑2050	2.9
FNMA Series 2018-1 Class FB, 4.71%, 2‑25‑2048	2.8
FNMA Series 2012-9 Class CF, 4.91%, 2‑25‑2042	2.8
FNMA Series 2011-47 Class GF, 5.03%, 6‑25‑2041	2.6
FNMA, 5.40%, 8‑1‑2054	2.5

Material Fund Change [Text Block]
C000120079
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Class R6
Trading Symbol	MSDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.37%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past 12 months, markets began to anticipate rate cuts due to moderating inflation and mixed economic data. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating relative value trading opportunities, particularly among short duration bonds.

We added to our overweight to agency mortgages. We increased exposure to floating-rate collateralized mortgage obligations (CMOs) and newer-production hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we reduced our fixed-rate CMOs and short-maturity pass-throughs, which tightened to less-appealing levels.

We reduced our allocation to nongovernment bonds, particularly asset-backed securities (ABS). We cut our allocation in half to non-agency residential mortgage-backed securities (RMBS).

Security selection and sector positioning contributed to performance. In agency mortgages, CMOs were the largest contributors, followed by hybrid ARMs and pass-throughs. In nongovernment subsectors, contributors included single-asset/single-borrower commercial mortgage-backed securities, non-QM AAA-rated RMBS, and credit card and auto loan ABS.

There were no notable detractors from relative performance during the period.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,025	$10,030	$10,068
10/31/2015	$10,021	$10,020	$10,069
11/30/2015	$10,006	$9,996	$10,043
12/31/2015	$9,992	$9,987	$10,010
1/31/2016	$10,058	$10,047	$10,148
2/29/2016	$10,063	$10,058	$10,220
3/31/2016	$10,088	$10,076	$10,314
4/30/2016	$10,093	$10,080	$10,353
5/31/2016	$10,079	$10,069	$10,356
6/30/2016	$10,147	$10,129	$10,542
7/31/2016	$10,154	$10,123	$10,609
8/31/2016	$10,132	$10,106	$10,597
9/30/2016	$10,160	$10,119	$10,590
10/31/2016	$10,167	$10,112	$10,509
11/30/2016	$10,112	$10,070	$10,261
12/31/2016	$10,119	$10,073	$10,275
1/31/2017	$10,125	$10,087	$10,295
2/28/2017	$10,150	$10,097	$10,365
3/31/2017	$10,156	$10,101	$10,359
4/30/2017	$10,182	$10,116	$10,439
5/31/2017	$10,198	$10,129	$10,519
6/30/2017	$10,184	$10,121	$10,509
7/31/2017	$10,212	$10,143	$10,554
8/31/2017	$10,229	$10,162	$10,649
9/30/2017	$10,226	$10,146	$10,598
10/31/2017	$10,214	$10,139	$10,604
11/30/2017	$10,202	$10,117	$10,591
12/31/2017	$10,202	$10,118	$10,639
1/31/2018	$10,170	$10,088	$10,517
2/28/2018	$10,168	$10,083	$10,417
3/31/2018	$10,189	$10,103	$10,484
4/30/2018	$10,167	$10,086	$10,406
5/31/2018	$10,178	$10,123	$10,480
6/30/2018	$10,189	$10,125	$10,467
7/31/2018	$10,191	$10,123	$10,470
8/31/2018	$10,215	$10,157	$10,537
9/30/2018	$10,208	$10,145	$10,469
10/31/2018	$10,212	$10,159	$10,386
11/30/2018	$10,247	$10,196	$10,448
12/31/2018	$10,316	$10,278	$10,640
1/31/2019	$10,353	$10,305	$10,753
2/28/2019	$10,357	$10,316	$10,747
3/31/2019	$10,427	$10,380	$10,954
4/30/2019	$10,452	$10,401	$10,956
5/31/2019	$10,531	$10,477	$11,151
6/30/2019	$10,577	$10,531	$11,291
7/31/2019	$10,580	$10,520	$11,316
8/31/2019	$10,658	$10,605	$11,609
9/30/2019	$10,661	$10,593	$11,547
10/31/2019	$10,685	$10,628	$11,582
11/30/2019	$10,675	$10,624	$11,576
12/31/2019	$10,701	$10,647	$11,568
1/31/2020	$10,767	$10,705	$11,791
2/29/2020	$10,879	$10,801	$12,003
3/31/2020	$10,892	$10,937	$11,932
4/30/2020	$10,982	$10,953	$12,144
5/31/2020	$11,016	$10,961	$12,201
6/30/2020	$11,038	$10,965	$12,278
7/31/2020	$11,037	$10,975	$12,461
8/31/2020	$11,066	$10,974	$12,360
9/30/2020	$11,072	$10,976	$12,354
10/31/2020	$11,076	$10,972	$12,298
11/30/2020	$11,080	$10,976	$12,419
12/31/2020	$11,093	$10,982	$12,436
1/31/2021	$11,106	$10,985	$12,347
2/28/2021	$11,095	$10,979	$12,169
3/31/2021	$11,096	$10,976	$12,017
4/30/2021	$11,096	$10,981	$12,112
5/31/2021	$11,085	$10,991	$12,151
6/30/2021	$11,052	$10,972	$12,237
7/31/2021	$11,063	$10,991	$12,374
8/31/2021	$11,052	$10,990	$12,350
9/30/2021	$11,052	$10,979	$12,243
10/31/2021	$11,018	$10,944	$12,240
11/30/2021	$10,986	$10,939	$12,276
12/31/2021	$10,964	$10,916	$12,245
1/31/2022	$10,886	$10,839	$11,981
2/28/2022	$10,807	$10,795	$11,847
3/31/2022	$10,650	$10,643	$11,518
4/30/2022	$10,551	$10,593	$11,081
5/31/2022	$10,603	$10,655	$11,152
6/30/2022	$10,519	$10,588	$10,977
7/31/2022	$10,553	$10,632	$11,246
8/31/2022	$10,472	$10,548	$10,928
9/30/2022	$10,299	$10,424	$10,456
10/31/2022	$10,218	$10,414	$10,320
11/30/2022	$10,325	$10,482	$10,700
12/31/2022	$10,351	$10,501	$10,651
1/31/2023	$10,471	$10,578	$10,979
2/28/2023	$10,381	$10,497	$10,695
3/31/2023	$10,492	$10,668	$10,967
4/30/2023	$10,534	$10,696	$11,033
5/31/2023	$10,495	$10,659	$10,913
6/30/2023	$10,445	$10,605	$10,874
7/31/2023	$10,480	$10,642	$10,867
8/31/2023	$10,518	$10,684	$10,797
9/30/2023	$10,498	$10,682	$10,523
10/31/2023	$10,516	$10,718	$10,357
11/30/2023	$10,679	$10,829	$10,826
12/31/2023	$10,831	$10,954	$11,240
1/31/2024	$10,886	$10,994	$11,210
2/29/2024	$10,856	$10,947	$11,051
3/31/2024	$10,911	$10,985	$11,153
4/30/2024	$10,869	$10,945	$10,871
5/31/2024	$10,953	$11,021	$11,056
6/30/2024	$11,036	$11,085	$11,160
7/31/2024	$11,156	$11,214	$11,421
8/31/2024	$11,252	$11,315	$11,585
9/30/2024	$11,371	$11,406	$11,740
10/31/2024	$11,301	$11,338	$11,449
11/30/2024	$11,332	$11,371	$11,570
12/31/2024	$11,351	$11,396	$11,381
1/31/2025	$11,408	$11,446	$11,441
2/28/2025	$11,502	$11,527	$11,693
3/31/2025	$11,560	$11,581	$11,697
4/30/2025	$11,643	$11,675	$11,743
5/31/2025	$11,622	$11,648	$11,659
6/30/2025	$11,704	$11,719	$11,839
7/31/2025	$11,708	$11,712	$11,807
8/31/2025	$11,803	$11,814	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	4.89	1.30	1.67
Bloomberg U.S. 1-3 Year Government Bond Index	4.42	1.49	1.68
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 206,900,856
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 483,557
InvestmentCompanyPortfolioTurnover	187.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	84.9
U.S. Treasury securities	8.3
Asset-backed securities	5.6
Non-agency mortgage-backed securities	1.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 3.43%, 7‑1‑2049	7.0
U.S. Treasury Notes, 3.63%, 8‑15‑2028	6.6
FNMA, 2.50%, 3‑1‑2035	4.7
FHLMC, 3.01%, 11‑1‑2048	4.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	4.0
FHLMC, 3.15%, 7‑1‑2050	2.9
FNMA Series 2018-1 Class FB, 4.71%, 2‑25‑2048	2.8
FNMA Series 2012-9 Class CF, 4.91%, 2‑25‑2042	2.8
FNMA Series 2011-47 Class GF, 5.03%, 6‑25‑2041	2.6
FNMA, 5.40%, 8‑1‑2054	2.5

Material Fund Change [Text Block]
C000020364
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Class C
Trading Symbol	MSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$155	1.52%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past 12 months, markets began to anticipate rate cuts due to moderating inflation and mixed economic data. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating relative value trading opportunities, particularly among short duration bonds.

We added to our overweight to agency mortgages. We increased exposure to floating-rate collateralized mortgage obligations (CMOs) and newer-production hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we reduced our fixed-rate CMOs and short-maturity pass-throughs, which tightened to less-appealing levels.

We reduced our allocation to nongovernment bonds, particularly asset-backed securities (ABS). We cut our allocation in half to non-agency residential mortgage-backed securities (RMBS).

Security selection and sector positioning contributed to performance. In agency mortgages, CMOs were the largest contributors, followed by hybrid ARMs and pass-throughs. In nongovernment subsectors, contributors included single-asset/single-borrower commercial mortgage-backed securities, non-QM AAA-rated RMBS, and credit card and auto loan ABS.

There were no notable detractors from relative performance during the period.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,026	$10,030	$10,068
10/31/2015	$10,002	$10,020	$10,069
11/30/2015	$9,978	$9,996	$10,043
12/31/2015	$9,953	$9,987	$10,010
1/31/2016	$10,009	$10,047	$10,148
2/29/2016	$10,015	$10,058	$10,220
3/31/2016	$10,020	$10,076	$10,314
4/30/2016	$10,016	$10,080	$10,353
5/31/2016	$10,002	$10,069	$10,356
6/30/2016	$10,060	$10,129	$10,542
7/31/2016	$10,047	$10,123	$10,609
8/31/2016	$10,025	$10,106	$10,597
9/30/2016	$10,043	$10,119	$10,590
10/31/2016	$10,030	$10,112	$10,509
11/30/2016	$9,977	$10,070	$10,261
12/31/2016	$9,963	$10,073	$10,275
1/31/2017	$9,970	$10,087	$10,295
2/28/2017	$9,976	$10,097	$10,365
3/31/2017	$9,981	$10,101	$10,359
4/30/2017	$9,987	$10,116	$10,439
5/31/2017	$9,994	$10,129	$10,519
6/30/2017	$9,980	$10,121	$10,509
7/31/2017	$9,988	$10,143	$10,554
8/31/2017	$9,995	$10,162	$10,649
9/30/2017	$9,983	$10,146	$10,598
10/31/2017	$9,970	$10,139	$10,604
11/30/2017	$9,939	$10,117	$10,591
12/31/2017	$9,939	$10,118	$10,639
1/31/2018	$9,888	$10,088	$10,517
2/28/2018	$9,878	$10,083	$10,417
3/31/2018	$9,888	$10,103	$10,484
4/30/2018	$9,858	$10,086	$10,406
5/31/2018	$9,869	$10,123	$10,480
6/30/2018	$9,860	$10,125	$10,467
7/31/2018	$9,852	$10,123	$10,470
8/31/2018	$9,865	$10,157	$10,537
9/30/2018	$9,849	$10,145	$10,469
10/31/2018	$9,843	$10,159	$10,386
11/30/2018	$9,868	$10,196	$10,448
12/31/2018	$9,925	$10,278	$10,640
1/31/2019	$9,950	$10,305	$10,753
2/28/2019	$9,946	$10,316	$10,747
3/31/2019	$10,003	$10,380	$10,954
4/30/2019	$10,017	$10,401	$10,956
5/31/2019	$10,083	$10,477	$11,151
6/30/2019	$10,118	$10,531	$11,291
7/31/2019	$10,110	$10,520	$11,316
8/31/2019	$10,175	$10,605	$11,609
9/30/2019	$10,168	$10,593	$11,547
10/31/2019	$10,181	$10,628	$11,582
11/30/2019	$10,161	$10,624	$11,576
12/31/2019	$10,177	$10,647	$11,568
1/31/2020	$10,230	$10,705	$11,791
2/29/2020	$10,327	$10,801	$12,003
3/31/2020	$10,329	$10,937	$11,932
4/30/2020	$10,404	$10,953	$12,144
5/31/2020	$10,426	$10,961	$12,201
6/30/2020	$10,438	$10,965	$12,278
7/31/2020	$10,426	$10,975	$12,461
8/31/2020	$10,444	$10,974	$12,360
9/30/2020	$10,439	$10,976	$12,354
10/31/2020	$10,433	$10,972	$12,298
11/30/2020	$10,426	$10,976	$12,419
12/31/2020	$10,429	$10,982	$12,436
1/31/2021	$10,430	$10,985	$12,347
2/28/2021	$10,411	$10,979	$12,169
3/31/2021	$10,401	$10,976	$12,017
4/30/2021	$10,391	$10,981	$12,112
5/31/2021	$10,371	$10,991	$12,151
6/30/2021	$10,329	$10,972	$12,237
7/31/2021	$10,330	$10,991	$12,374
8/31/2021	$10,309	$10,990	$12,350
9/30/2021	$10,299	$10,979	$12,243
10/31/2021	$10,247	$10,944	$12,240
11/30/2021	$10,218	$10,939	$12,276
12/31/2021	$10,188	$10,916	$12,245
1/31/2022	$10,105	$10,839	$11,981
2/28/2022	$10,023	$10,795	$11,847
3/31/2022	$9,867	$10,643	$11,518
4/30/2022	$9,765	$10,593	$11,081
5/31/2022	$9,803	$10,655	$11,152
6/30/2022	$9,716	$10,588	$10,977
7/31/2022	$9,748	$10,632	$11,246
8/31/2022	$9,664	$10,548	$10,928
9/30/2022	$9,484	$10,424	$10,456
10/31/2022	$9,411	$10,414	$10,320
11/30/2022	$9,489	$10,482	$10,700
12/31/2022	$9,504	$10,501	$10,651
1/31/2023	$9,605	$10,578	$10,979
2/28/2023	$9,525	$10,497	$10,695
3/31/2023	$9,606	$10,668	$10,967
4/30/2023	$9,636	$10,696	$11,033
5/31/2023	$9,590	$10,659	$10,913
6/30/2023	$9,535	$10,605	$10,874
7/31/2023	$9,558	$10,642	$10,867
8/31/2023	$9,583	$10,684	$10,797
9/30/2023	$9,562	$10,682	$10,523
10/31/2023	$9,575	$10,718	$10,357
11/30/2023	$9,720	$10,829	$10,826
12/31/2023	$9,856	$10,954	$11,240
1/31/2024	$9,903	$10,994	$11,210
2/29/2024	$9,872	$10,947	$11,051
3/31/2024	$9,919	$10,985	$11,153
4/30/2024	$9,877	$10,945	$10,871
5/31/2024	$9,950	$11,021	$11,056
6/30/2024	$10,022	$11,085	$11,160
7/31/2024	$10,129	$11,214	$11,421
8/31/2024	$10,213	$11,315	$11,585
9/30/2024	$10,317	$11,406	$11,740
10/31/2024	$10,250	$11,338	$11,449
11/30/2024	$10,275	$11,371	$11,570
12/31/2024	$10,288	$11,396	$11,381
1/31/2025	$10,336	$11,446	$11,441
2/28/2025	$10,419	$11,527	$11,693
3/31/2025	$10,468	$11,581	$11,697
4/30/2025	$10,540	$11,675	$11,743
5/31/2025	$10,517	$11,648	$11,659
6/30/2025	$10,588	$11,719	$11,839
7/31/2025	$10,588	$11,712	$11,807
8/31/2025	$10,671	$11,814	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	3.70	0.15	0.65
Class C with Load	2.70	0.15	0.65
Bloomberg U.S. 1-3 Year Government Bond Index	4.42	1.49	1.68
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 206,900,856
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 483,557
InvestmentCompanyPortfolioTurnover	187.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	84.9
U.S. Treasury securities	8.3
Asset-backed securities	5.6
Non-agency mortgage-backed securities	1.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 3.43%, 7‑1‑2049	7.0
U.S. Treasury Notes, 3.63%, 8‑15‑2028	6.6
FNMA, 2.50%, 3‑1‑2035	4.7
FHLMC, 3.01%, 11‑1‑2048	4.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	4.0
FHLMC, 3.15%, 7‑1‑2050	2.9
FNMA Series 2018-1 Class FB, 4.71%, 2‑25‑2048	2.8
FNMA Series 2012-9 Class CF, 4.91%, 2‑25‑2042	2.8
FNMA Series 2011-47 Class GF, 5.03%, 6‑25‑2041	2.6
FNMA, 5.40%, 8‑1‑2054	2.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000020362
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Class A
Trading Symbol	MSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$78	0.76%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past 12 months, markets began to anticipate rate cuts due to moderating inflation and mixed economic data. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating relative value trading opportunities, particularly among short duration bonds.

We added to our overweight to agency mortgages. We increased exposure to floating-rate collateralized mortgage obligations (CMOs) and newer-production hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we reduced our fixed-rate CMOs and short-maturity pass-throughs, which tightened to less-appealing levels.

We reduced our allocation to nongovernment bonds, particularly asset-backed securities (ABS). We cut our allocation in half to non-agency residential mortgage-backed securities (RMBS).

Security selection and sector positioning contributed to performance. In agency mortgages, CMOs were the largest contributors, followed by hybrid ARMs and pass-throughs. In nongovernment subsectors, contributors included single-asset/single-borrower commercial mortgage-backed securities, non-QM AAA-rated RMBS, and credit card and auto loan ABS.

There were no notable detractors from relative performance during the period.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$9,800	$10,000	$10,000
9/30/2015	$9,822	$10,030	$10,068
10/31/2015	$9,814	$10,020	$10,069
11/30/2015	$9,796	$9,996	$10,043
12/31/2015	$9,779	$9,987	$10,010
1/31/2016	$9,840	$10,047	$10,148
2/29/2016	$9,841	$10,058	$10,220
3/31/2016	$9,862	$10,076	$10,314
4/30/2016	$9,855	$10,080	$10,353
5/31/2016	$9,847	$10,069	$10,356
6/30/2016	$9,910	$10,129	$10,542
7/31/2016	$9,904	$10,123	$10,609
8/31/2016	$9,888	$10,106	$10,597
9/30/2016	$9,913	$10,119	$10,590
10/31/2016	$9,916	$10,112	$10,509
11/30/2016	$9,859	$10,070	$10,261
12/31/2016	$9,862	$10,073	$10,275
1/31/2017	$9,864	$10,087	$10,295
2/28/2017	$9,886	$10,097	$10,365
3/31/2017	$9,888	$10,101	$10,359
4/30/2017	$9,910	$10,116	$10,439
5/31/2017	$9,923	$10,129	$10,519
6/30/2017	$9,905	$10,121	$10,509
7/31/2017	$9,919	$10,143	$10,554
8/31/2017	$9,932	$10,162	$10,649
9/30/2017	$9,926	$10,146	$10,598
10/31/2017	$9,920	$10,139	$10,604
11/30/2017	$9,895	$10,117	$10,591
12/31/2017	$9,902	$10,118	$10,639
1/31/2018	$9,857	$10,088	$10,517
2/28/2018	$9,852	$10,083	$10,417
3/31/2018	$9,869	$10,103	$10,484
4/30/2018	$9,844	$10,086	$10,406
5/31/2018	$9,862	$10,123	$10,480
6/30/2018	$9,859	$10,125	$10,467
7/31/2018	$9,857	$10,123	$10,470
8/31/2018	$9,877	$10,157	$10,537
9/30/2018	$9,867	$10,145	$10,469
10/31/2018	$9,867	$10,159	$10,386
11/30/2018	$9,908	$10,196	$10,448
12/31/2018	$9,961	$10,278	$10,640
1/31/2019	$9,994	$10,305	$10,753
2/28/2019	$9,994	$10,316	$10,747
3/31/2019	$10,069	$10,380	$10,954
4/30/2019	$10,079	$10,401	$10,956
5/31/2019	$10,152	$10,477	$11,151
6/30/2019	$10,193	$10,531	$11,291
7/31/2019	$10,192	$10,520	$11,316
8/31/2019	$10,264	$10,605	$11,609
9/30/2019	$10,263	$10,593	$11,547
10/31/2019	$10,283	$10,628	$11,582
11/30/2019	$10,280	$10,624	$11,576
12/31/2019	$10,291	$10,647	$11,568
1/31/2020	$10,362	$10,705	$11,791
2/29/2020	$10,456	$10,801	$12,003
3/31/2020	$10,475	$10,937	$11,932
4/30/2020	$10,548	$10,953	$12,144
5/31/2020	$10,577	$10,961	$12,201
6/30/2020	$10,595	$10,965	$12,278
7/31/2020	$10,600	$10,975	$12,461
8/31/2020	$10,614	$10,974	$12,360
9/30/2020	$10,616	$10,976	$12,354
10/31/2020	$10,617	$10,972	$12,298
11/30/2020	$10,627	$10,976	$12,419
12/31/2020	$10,637	$10,982	$12,436
1/31/2021	$10,634	$10,985	$12,347
2/28/2021	$10,620	$10,979	$12,169
3/31/2021	$10,617	$10,976	$12,017
4/30/2021	$10,614	$10,981	$12,112
5/31/2021	$10,600	$10,991	$12,151
6/30/2021	$10,575	$10,972	$12,237
7/31/2021	$10,571	$10,991	$12,374
8/31/2021	$10,567	$10,990	$12,350
9/30/2021	$10,564	$10,979	$12,243
10/31/2021	$10,517	$10,944	$12,240
11/30/2021	$10,493	$10,939	$12,276
12/31/2021	$10,458	$10,916	$12,245
1/31/2022	$10,390	$10,839	$11,981
2/28/2022	$10,311	$10,795	$11,847
3/31/2022	$10,158	$10,643	$11,518
4/30/2022	$10,059	$10,593	$11,081
5/31/2022	$10,106	$10,655	$11,152
6/30/2022	$10,022	$10,588	$10,977
7/31/2022	$10,050	$10,632	$11,246
8/31/2022	$9,970	$10,548	$10,928
9/30/2022	$9,790	$10,424	$10,456
10/31/2022	$9,721	$10,414	$10,320
11/30/2022	$9,819	$10,482	$10,700
12/31/2022	$9,840	$10,501	$10,651
1/31/2023	$9,951	$10,578	$10,979
2/28/2023	$9,863	$10,497	$10,695
3/31/2023	$9,964	$10,668	$10,967
4/30/2023	$10,001	$10,696	$11,033
5/31/2023	$9,960	$10,659	$10,913
6/30/2023	$9,909	$10,605	$10,874
7/31/2023	$9,939	$10,642	$10,867
8/31/2023	$9,972	$10,684	$10,797
9/30/2023	$9,950	$10,682	$10,523
10/31/2023	$9,963	$10,718	$10,357
11/30/2023	$10,114	$10,829	$10,826
12/31/2023	$10,256	$10,954	$11,240
1/31/2024	$10,305	$10,994	$11,210
2/29/2024	$10,273	$10,947	$11,051
3/31/2024	$10,321	$10,985	$11,153
4/30/2024	$10,278	$10,945	$10,871
5/31/2024	$10,354	$11,021	$11,056
6/30/2024	$10,429	$11,085	$11,160
7/31/2024	$10,539	$11,214	$11,421
8/31/2024	$10,627	$11,315	$11,585
9/30/2024	$10,736	$11,406	$11,740
10/31/2024	$10,666	$11,338	$11,449
11/30/2024	$10,691	$11,371	$11,570
12/31/2024	$10,706	$11,396	$11,381
1/31/2025	$10,755	$11,446	$11,441
2/28/2025	$10,841	$11,527	$11,693
3/31/2025	$10,892	$11,581	$11,697
4/30/2025	$10,967	$11,675	$11,743
5/31/2025	$10,943	$11,648	$11,659
6/30/2025	$11,018	$11,719	$11,839
7/31/2025	$11,017	$11,712	$11,807
8/31/2025	$11,103	$11,814	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	4.49	0.90	1.26
Class A with Load	2.40	0.50	1.05
Bloomberg U.S. 1-3 Year Government Bond Index	4.42	1.49	1.68
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 206,900,856
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 483,557
InvestmentCompanyPortfolioTurnover	187.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	84.9
U.S. Treasury securities	8.3
Asset-backed securities	5.6
Non-agency mortgage-backed securities	1.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 3.43%, 7‑1‑2049	7.0
U.S. Treasury Notes, 3.63%, 8‑15‑2028	6.6
FNMA, 2.50%, 3‑1‑2035	4.7
FHLMC, 3.01%, 11‑1‑2048	4.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	4.0
FHLMC, 3.15%, 7‑1‑2050	2.9
FNMA Series 2018-1 Class FB, 4.71%, 2‑25‑2048	2.8
FNMA Series 2012-9 Class CF, 4.91%, 2‑25‑2042	2.8
FNMA Series 2011-47 Class GF, 5.03%, 6‑25‑2041	2.6
FNMA, 5.40%, 8‑1‑2054	2.5

Material Fund Change [Text Block]
C000020365
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Administrator Class
Trading Symbol	MNSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$60	0.59%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past 12 months, markets began to anticipate rate cuts due to moderating inflation and mixed economic data. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating relative value trading opportunities, particularly among short duration bonds.

We added to our overweight to agency mortgages. We increased exposure to floating-rate collateralized mortgage obligations (CMOs) and newer-production hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we reduced our fixed-rate CMOs and short-maturity pass-throughs, which tightened to less-appealing levels.

We reduced our allocation to nongovernment bonds, particularly asset-backed securities (ABS). We cut our allocation in half to non-agency residential mortgage-backed securities (RMBS).

Security selection and sector positioning contributed to performance. In agency mortgages, CMOs were the largest contributors, followed by hybrid ARMs and pass-throughs. In nongovernment subsectors, contributors included single-asset/single-borrower commercial mortgage-backed securities, non-QM AAA-rated RMBS, and credit card and auto loan ABS.

There were no notable detractors from relative performance during the period.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,034	$10,030	$10,068
10/31/2015	$10,017	$10,020	$10,069
11/30/2015	$10,001	$9,996	$10,043
12/31/2015	$9,984	$9,987	$10,010
1/31/2016	$10,048	$10,047	$10,148
2/29/2016	$10,061	$10,058	$10,220
3/31/2016	$10,074	$10,076	$10,314
4/30/2016	$10,078	$10,080	$10,353
5/31/2016	$10,072	$10,069	$10,356
6/30/2016	$10,137	$10,129	$10,542
7/31/2016	$10,132	$10,123	$10,609
8/31/2016	$10,118	$10,106	$10,597
9/30/2016	$10,145	$10,119	$10,590
10/31/2016	$10,139	$10,112	$10,509
11/30/2016	$10,093	$10,070	$10,261
12/31/2016	$10,087	$10,073	$10,275
1/31/2017	$10,102	$10,087	$10,295
2/28/2017	$10,115	$10,097	$10,365
3/31/2017	$10,129	$10,101	$10,359
4/30/2017	$10,143	$10,116	$10,439
5/31/2017	$10,157	$10,129	$10,519
6/30/2017	$10,151	$10,121	$10,509
7/31/2017	$10,167	$10,143	$10,554
8/31/2017	$10,182	$10,162	$10,649
9/30/2017	$10,177	$10,146	$10,598
10/31/2017	$10,173	$10,139	$10,604
11/30/2017	$10,148	$10,117	$10,591
12/31/2017	$10,157	$10,118	$10,639
1/31/2018	$10,113	$10,088	$10,517
2/28/2018	$10,109	$10,083	$10,417
3/31/2018	$10,128	$10,103	$10,484
4/30/2018	$10,104	$10,086	$10,406
5/31/2018	$10,123	$10,123	$10,480
6/30/2018	$10,122	$10,125	$10,467
7/31/2018	$10,122	$10,123	$10,470
8/31/2018	$10,144	$10,157	$10,537
9/30/2018	$10,135	$10,145	$10,469
10/31/2018	$10,137	$10,159	$10,386
11/30/2018	$10,170	$10,196	$10,448
12/31/2018	$10,237	$10,278	$10,640
1/31/2019	$10,271	$10,305	$10,753
2/28/2019	$10,274	$10,316	$10,747
3/31/2019	$10,341	$10,380	$10,954
4/30/2019	$10,363	$10,401	$10,956
5/31/2019	$10,440	$10,477	$11,151
6/30/2019	$10,484	$10,531	$11,291
7/31/2019	$10,484	$10,520	$11,316
8/31/2019	$10,560	$10,605	$11,609
9/30/2019	$10,561	$10,593	$11,547
10/31/2019	$10,583	$10,628	$11,582
11/30/2019	$10,581	$10,624	$11,576
12/31/2019	$10,594	$10,647	$11,568
1/31/2020	$10,669	$10,705	$11,791
2/29/2020	$10,767	$10,801	$12,003
3/31/2020	$10,789	$10,937	$11,932
4/30/2020	$10,865	$10,953	$12,144
5/31/2020	$10,896	$10,961	$12,201
6/30/2020	$10,917	$10,965	$12,278
7/31/2020	$10,924	$10,975	$12,461
8/31/2020	$10,940	$10,974	$12,360
9/30/2020	$10,943	$10,976	$12,354
10/31/2020	$10,946	$10,972	$12,298
11/30/2020	$10,947	$10,976	$12,419
12/31/2020	$10,969	$10,982	$12,436
1/31/2021	$10,969	$10,985	$12,347
2/28/2021	$10,956	$10,979	$12,169
3/31/2021	$10,955	$10,976	$12,017
4/30/2021	$10,953	$10,981	$12,112
5/31/2021	$10,940	$10,991	$12,151
6/30/2021	$10,904	$10,972	$12,237
7/31/2021	$10,914	$10,991	$12,374
8/31/2021	$10,911	$10,990	$12,350
9/30/2021	$10,909	$10,979	$12,243
10/31/2021	$10,863	$10,944	$12,240
11/30/2021	$10,840	$10,939	$12,276
12/31/2021	$10,805	$10,916	$12,245
1/31/2022	$10,726	$10,839	$11,981
2/28/2022	$10,658	$10,795	$11,847
3/31/2022	$10,489	$10,643	$11,518
4/30/2022	$10,401	$10,593	$11,081
5/31/2022	$10,450	$10,655	$11,152
6/30/2022	$10,365	$10,588	$10,977
7/31/2022	$10,396	$10,632	$11,246
8/31/2022	$10,315	$10,548	$10,928
9/30/2022	$10,131	$10,424	$10,456
10/31/2022	$10,061	$10,414	$10,320
11/30/2022	$10,163	$10,482	$10,700
12/31/2022	$10,187	$10,501	$10,651
1/31/2023	$10,292	$10,578	$10,979
2/28/2023	$10,213	$10,497	$10,695
3/31/2023	$10,320	$10,668	$10,967
4/30/2023	$10,360	$10,696	$11,033
5/31/2023	$10,308	$10,659	$10,913
6/30/2023	$10,256	$10,605	$10,874
7/31/2023	$10,300	$10,642	$10,867
8/31/2023	$10,336	$10,684	$10,797
9/30/2023	$10,303	$10,682	$10,523
10/31/2023	$10,330	$10,718	$10,357
11/30/2023	$10,488	$10,829	$10,826
12/31/2023	$10,636	$10,954	$11,240
1/31/2024	$10,688	$10,994	$11,210
2/29/2024	$10,644	$10,947	$11,051
3/31/2024	$10,708	$10,985	$11,153
4/30/2024	$10,665	$10,945	$10,871
5/31/2024	$10,745	$11,021	$11,056
6/30/2024	$10,812	$11,085	$11,160
7/31/2024	$10,928	$11,214	$11,421
8/31/2024	$11,033	$11,315	$11,585
9/30/2024	$11,147	$11,406	$11,740
10/31/2024	$11,077	$11,338	$11,449
11/30/2024	$11,092	$11,371	$11,570
12/31/2024	$11,121	$11,396	$11,381
1/31/2025	$11,174	$11,446	$11,441
2/28/2025	$11,265	$11,527	$11,693
3/31/2025	$11,320	$11,581	$11,697
4/30/2025	$11,386	$11,675	$11,743
5/31/2025	$11,376	$11,648	$11,659
6/30/2025	$11,455	$11,719	$11,839
7/31/2025	$11,456	$11,712	$11,807
8/31/2025	$11,548	$11,814	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	4.67	1.09	1.45
Bloomberg U.S. 1-3 Year Government Bond Index	4.42	1.49	1.68
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 206,900,856
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 483,557
InvestmentCompanyPortfolioTurnover	187.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	84.9
U.S. Treasury securities	8.3
Asset-backed securities	5.6
Non-agency mortgage-backed securities	1.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 3.43%, 7‑1‑2049	7.0
U.S. Treasury Notes, 3.63%, 8‑15‑2028	6.6
FNMA, 2.50%, 3‑1‑2035	4.7
FHLMC, 3.01%, 11‑1‑2048	4.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	4.0
FHLMC, 3.15%, 7‑1‑2050	2.9
FNMA Series 2018-1 Class FB, 4.71%, 2‑25‑2048	2.8
FNMA Series 2012-9 Class CF, 4.91%, 2‑25‑2042	2.8
FNMA Series 2011-47 Class GF, 5.03%, 6‑25‑2041	2.6
FNMA, 5.40%, 8‑1‑2054	2.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000020382
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Institutional Class
Trading Symbol	SSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$30	0.29%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early on before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued.

Portfolio duration modestly extended early in the period relative to the portfolio’s strategic neutral (longer than the benchmark). The portfolio was positioned in higher-quality securities and credit exposure was reduced as valuations became more extreme. The portfolio had a diversified set of non-benchmark securitized and plus-sector exposures.

Contributors to Fund performance included sector allocation (with exposure to diverse plus sectors), credit-quality allocation, and security selection. Duration also contributed.

The main detractors from performance were allocations to non-agency collateralized mortgage obligations and yield curve positioning, with out-of-benchmark allocations beyond three years detracting.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,011	$10,030	$10,068
10/31/2015	$10,023	$10,026	$10,069
11/30/2015	$10,012	$10,007	$10,043
12/31/2015	$9,992	$9,994	$10,010
1/31/2016	$10,027	$10,046	$10,148
2/29/2016	$10,040	$10,055	$10,220
3/31/2016	$10,099	$10,091	$10,314
4/30/2016	$10,135	$10,105	$10,353
5/31/2016	$10,138	$10,098	$10,356
6/30/2016	$10,197	$10,159	$10,542
7/31/2016	$10,211	$10,161	$10,609
8/31/2016	$10,214	$10,150	$10,597
9/30/2016	$10,227	$10,161	$10,590
10/31/2016	$10,229	$10,158	$10,509
11/30/2016	$10,196	$10,116	$10,261
12/31/2016	$10,208	$10,122	$10,275
1/31/2017	$10,234	$10,141	$10,295
2/28/2017	$10,261	$10,157	$10,365
3/31/2017	$10,263	$10,163	$10,359
4/30/2017	$10,288	$10,182	$10,439
5/31/2017	$10,314	$10,198	$10,519
6/30/2017	$10,315	$10,194	$10,509
7/31/2017	$10,340	$10,221	$10,554
8/31/2017	$10,366	$10,241	$10,649
9/30/2017	$10,357	$10,229	$10,598
10/31/2017	$10,360	$10,226	$10,604
11/30/2017	$10,339	$10,204	$10,591
12/31/2017	$10,342	$10,207	$10,639
1/31/2018	$10,334	$10,180	$10,517
2/28/2018	$10,327	$10,171	$10,417
3/31/2018	$10,332	$10,187	$10,484
4/30/2018	$10,338	$10,176	$10,406
5/31/2018	$10,369	$10,214	$10,480
6/30/2018	$10,364	$10,215	$10,467
7/31/2018	$10,383	$10,221	$10,470
8/31/2018	$10,414	$10,257	$10,537
9/30/2018	$10,422	$10,250	$10,469
10/31/2018	$10,419	$10,261	$10,386
11/30/2018	$10,440	$10,290	$10,448
12/31/2018	$10,487	$10,371	$10,640
1/31/2019	$10,571	$10,411	$10,753
2/28/2019	$10,607	$10,427	$10,747
3/31/2019	$10,679	$10,496	$10,954
4/30/2019	$10,716	$10,520	$10,956
5/31/2019	$10,776	$10,592	$11,151
6/30/2019	$10,837	$10,651	$11,291
7/31/2019	$10,849	$10,645	$11,316
8/31/2019	$10,922	$10,731	$11,609
9/30/2019	$10,933	$10,725	$11,547
10/31/2019	$10,969	$10,762	$11,582
11/30/2019	$10,967	$10,762	$11,576
12/31/2019	$10,989	$10,788	$11,568
1/31/2020	$11,062	$10,848	$11,791
2/29/2020	$11,134	$10,937	$12,003
3/31/2020	$10,856	$10,971	$11,932
4/30/2020	$11,078	$11,040	$12,144
5/31/2020	$11,238	$11,077	$12,201
6/30/2020	$11,346	$11,099	$12,278
7/31/2020	$11,454	$11,120	$12,461
8/31/2020	$11,493	$11,124	$12,360
9/30/2020	$11,498	$11,125	$12,354
10/31/2020	$11,514	$11,127	$12,298
11/30/2020	$11,610	$11,138	$12,419
12/31/2020	$11,660	$11,148	$12,436
1/31/2021	$11,678	$11,152	$12,347
2/28/2021	$11,682	$11,148	$12,169
3/31/2021	$11,669	$11,143	$12,017
4/30/2021	$11,708	$11,152	$12,112
5/31/2021	$11,723	$11,165	$12,151
6/30/2021	$11,727	$11,148	$12,237
7/31/2021	$11,728	$11,167	$12,374
8/31/2021	$11,737	$11,167	$12,350
9/30/2021	$11,726	$11,158	$12,243
10/31/2021	$11,696	$11,121	$12,240
11/30/2021	$11,680	$11,112	$12,276
12/31/2021	$11,678	$11,095	$12,245
1/31/2022	$11,606	$11,016	$11,981
2/28/2022	$11,532	$10,968	$11,847
3/31/2022	$11,376	$10,819	$11,518
4/30/2022	$11,285	$10,761	$11,081
5/31/2022	$11,313	$10,827	$11,152
6/30/2022	$11,171	$10,751	$10,977
7/31/2022	$11,256	$10,807	$11,246
8/31/2022	$11,186	$10,723	$10,928
9/30/2022	$11,013	$10,592	$10,456
10/31/2022	$10,969	$10,579	$10,320
11/30/2022	$11,094	$10,666	$10,700
12/31/2022	$11,135	$10,686	$10,651
1/31/2023	$11,287	$10,772	$10,979
2/28/2023	$11,206	$10,692	$10,695
3/31/2023	$11,353	$10,848	$10,967
4/30/2023	$11,411	$10,885	$11,033
5/31/2023	$11,379	$10,851	$10,913
6/30/2023	$11,348	$10,807	$10,874
7/31/2023	$11,417	$10,853	$10,867
8/31/2023	$11,460	$10,891	$10,797
9/30/2023	$11,449	$10,886	$10,523
10/31/2023	$11,459	$10,920	$10,357
11/30/2023	$11,641	$11,047	$10,826
12/31/2023	$11,825	$11,179	$11,240
1/31/2024	$11,894	$11,223	$11,210
2/29/2024	$11,863	$11,182	$11,051
3/31/2024	$11,922	$11,226	$11,153
4/30/2024	$11,891	$11,189	$10,871
5/31/2024	$11,997	$11,270	$11,056
6/30/2024	$12,064	$11,333	$11,160
7/31/2024	$12,209	$11,468	$11,421
8/31/2024	$12,316	$11,572	$11,585
9/30/2024	$12,431	$11,668	$11,740
10/31/2024	$12,367	$11,602	$11,449
11/30/2024	$12,441	$11,641	$11,570
12/31/2024	$12,464	$11,666	$11,381
1/31/2025	$12,527	$11,719	$11,441
2/28/2025	$12,632	$11,802	$11,693
3/31/2025	$12,675	$11,856	$11,697
4/30/2025	$12,735	$11,945	$11,743
5/31/2025	$12,759	$11,930	$11,659
6/30/2025	$12,863	$12,006	$11,839
7/31/2025	$12,887	$12,004	$11,807
8/31/2025	$13,012	$12,109	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	5.65	2.51	2.67
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64	1.71	1.93
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 776,926,454
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 1,211,888
InvestmentCompanyPortfolioTurnover	182.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	30.7
U.S. Treasury securities	14.8
Agency securities	13.5
Asset-backed securities	12.9
Yankee corporate bonds and notes	12.2
Non-agency mortgage-backed securities	11.1
Foreign government bonds	2.3
Foreign corporate bonds and notes	1.2
Yankee government bonds	0.8
Investment companies	0.4
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.88%, 7‑31‑2027	4.9
U.S. Treasury Notes, 4.13%, 2‑28‑2027	3.0
GNMA, 6.50%, 9‑15‑2054	2.8
U.S. Treasury Notes, 4.38%, 7‑31‑2026	2.4
FNMA, 6.00%, 5‑1‑2055	2.0
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.5
GNMA, 6.00%, 8‑20‑2054	1.4
U.S. Treasury Notes, 3.75%, 8‑15‑2027	1.3
GNMA, 6.00%, 9‑15‑2054	1.2
GNMA, 5.50%, 6‑20‑2054	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000205248
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Class R6
Trading Symbol	SSTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$25	0.24%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early on before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued.

Portfolio duration modestly extended early in the period relative to the portfolio’s strategic neutral (longer than the benchmark). The portfolio was positioned in higher-quality securities and credit exposure was reduced as valuations became more extreme. The portfolio had a diversified set of non-benchmark securitized and plus-sector exposures.

Contributors to Fund performance included sector allocation (with exposure to diverse plus sectors), credit-quality allocation, and security selection. Duration also contributed.

The main detractors from performance were allocations to non-agency collateralized mortgage obligations and yield curve positioning, with out-of-benchmark allocations beyond three years detracting.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,011	$10,030	$10,068
10/31/2015	$10,023	$10,026	$10,069
11/30/2015	$10,012	$10,007	$10,043
12/31/2015	$9,992	$9,994	$10,010
1/31/2016	$10,027	$10,046	$10,148
2/29/2016	$10,040	$10,055	$10,220
3/31/2016	$10,099	$10,091	$10,314
4/30/2016	$10,135	$10,105	$10,353
5/31/2016	$10,138	$10,098	$10,356
6/30/2016	$10,197	$10,159	$10,542
7/31/2016	$10,211	$10,161	$10,609
8/31/2016	$10,214	$10,150	$10,597
9/30/2016	$10,227	$10,161	$10,590
10/31/2016	$10,229	$10,158	$10,509
11/30/2016	$10,196	$10,116	$10,261
12/31/2016	$10,208	$10,122	$10,275
1/31/2017	$10,234	$10,141	$10,295
2/28/2017	$10,261	$10,157	$10,365
3/31/2017	$10,263	$10,163	$10,359
4/30/2017	$10,288	$10,182	$10,439
5/31/2017	$10,314	$10,198	$10,519
6/30/2017	$10,315	$10,194	$10,509
7/31/2017	$10,340	$10,221	$10,554
8/31/2017	$10,366	$10,241	$10,649
9/30/2017	$10,357	$10,229	$10,598
10/31/2017	$10,360	$10,226	$10,604
11/30/2017	$10,339	$10,204	$10,591
12/31/2017	$10,342	$10,207	$10,639
1/31/2018	$10,334	$10,180	$10,517
2/28/2018	$10,327	$10,171	$10,417
3/31/2018	$10,332	$10,187	$10,484
4/30/2018	$10,338	$10,176	$10,406
5/31/2018	$10,369	$10,214	$10,480
6/30/2018	$10,364	$10,215	$10,467
7/31/2018	$10,383	$10,221	$10,470
8/31/2018	$10,426	$10,257	$10,537
9/30/2018	$10,423	$10,250	$10,469
10/31/2018	$10,420	$10,261	$10,386
11/30/2018	$10,430	$10,290	$10,448
12/31/2018	$10,489	$10,371	$10,640
1/31/2019	$10,561	$10,411	$10,753
2/28/2019	$10,598	$10,427	$10,747
3/31/2019	$10,671	$10,496	$10,954
4/30/2019	$10,708	$10,520	$10,956
5/31/2019	$10,769	$10,592	$11,151
6/30/2019	$10,830	$10,651	$11,291
7/31/2019	$10,842	$10,645	$11,316
8/31/2019	$10,916	$10,731	$11,609
9/30/2019	$10,927	$10,725	$11,547
10/31/2019	$10,963	$10,762	$11,582
11/30/2019	$10,962	$10,762	$11,576
12/31/2019	$10,997	$10,788	$11,568
1/31/2020	$11,057	$10,848	$11,791
2/29/2020	$11,130	$10,937	$12,003
3/31/2020	$10,853	$10,971	$11,932
4/30/2020	$11,075	$11,040	$12,144
5/31/2020	$11,235	$11,077	$12,201
6/30/2020	$11,345	$11,099	$12,278
7/31/2020	$11,453	$11,120	$12,461
8/31/2020	$11,492	$11,124	$12,360
9/30/2020	$11,497	$11,125	$12,354
10/31/2020	$11,514	$11,127	$12,298
11/30/2020	$11,611	$11,138	$12,419
12/31/2020	$11,661	$11,148	$12,436
1/31/2021	$11,680	$11,152	$12,347
2/28/2021	$11,684	$11,148	$12,169
3/31/2021	$11,685	$11,143	$12,017
4/30/2021	$11,711	$11,152	$12,112
5/31/2021	$11,727	$11,165	$12,151
6/30/2021	$11,731	$11,148	$12,237
7/31/2021	$11,733	$11,167	$12,374
8/31/2021	$11,742	$11,167	$12,350
9/30/2021	$11,745	$11,158	$12,243
10/31/2021	$11,702	$11,121	$12,240
11/30/2021	$11,700	$11,112	$12,276
12/31/2021	$11,699	$11,095	$12,245
1/31/2022	$11,614	$11,016	$11,981
2/28/2022	$11,540	$10,968	$11,847
3/31/2022	$11,384	$10,819	$11,518
4/30/2022	$11,293	$10,761	$11,081
5/31/2022	$11,322	$10,827	$11,152
6/30/2022	$11,193	$10,751	$10,977
7/31/2022	$11,265	$10,807	$11,246
8/31/2022	$11,196	$10,723	$10,928
9/30/2022	$11,023	$10,592	$10,456
10/31/2022	$10,993	$10,579	$10,320
11/30/2022	$11,105	$10,666	$10,700
12/31/2022	$11,147	$10,686	$10,651
1/31/2023	$11,313	$10,772	$10,979
2/28/2023	$11,219	$10,692	$10,695
3/31/2023	$11,366	$10,848	$10,967
4/30/2023	$11,425	$10,885	$11,033
5/31/2023	$11,394	$10,851	$10,913
6/30/2023	$11,362	$10,807	$10,874
7/31/2023	$11,432	$10,853	$10,867
8/31/2023	$11,490	$10,891	$10,797
9/30/2023	$11,466	$10,886	$10,523
10/31/2023	$11,490	$10,920	$10,357
11/30/2023	$11,672	$11,047	$10,826
12/31/2023	$11,843	$11,179	$11,240
1/31/2024	$11,913	$11,223	$11,210
2/29/2024	$11,882	$11,182	$11,051
3/31/2024	$11,956	$11,226	$11,153
4/30/2024	$11,911	$11,189	$10,871
5/31/2024	$12,033	$11,270	$11,056
6/30/2024	$12,086	$11,333	$11,160
7/31/2024	$12,232	$11,468	$11,421
8/31/2024	$12,354	$11,572	$11,585
9/30/2024	$12,470	$11,668	$11,740
10/31/2024	$12,392	$11,602	$11,449
11/30/2024	$12,467	$11,641	$11,570
12/31/2024	$12,491	$11,666	$11,381
1/31/2025	$12,569	$11,719	$11,441
2/28/2025	$12,660	$11,802	$11,693
3/31/2025	$12,703	$11,856	$11,697
4/30/2025	$12,765	$11,945	$11,743
5/31/2025	$12,789	$11,930	$11,659
6/30/2025	$12,894	$12,006	$11,839
7/31/2025	$12,919	$12,004	$11,807
8/31/2025	$13,045	$12,109	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	5.59	2.57	2.69
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64	1.71	1.93
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

AssetsNet	$ 776,926,454
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 1,211,888
InvestmentCompanyPortfolioTurnover	182.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	30.7
U.S. Treasury securities	14.8
Agency securities	13.5
Asset-backed securities	12.9
Yankee corporate bonds and notes	12.2
Non-agency mortgage-backed securities	11.1
Foreign government bonds	2.3
Foreign corporate bonds and notes	1.2
Yankee government bonds	0.8
Investment companies	0.4
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.88%, 7‑31‑2027	4.9
U.S. Treasury Notes, 4.13%, 2‑28‑2027	3.0
GNMA, 6.50%, 9‑15‑2054	2.8
U.S. Treasury Notes, 4.38%, 7‑31‑2026	2.4
FNMA, 6.00%, 5‑1‑2055	2.0
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.5
GNMA, 6.00%, 8‑20‑2054	1.4
U.S. Treasury Notes, 3.75%, 8‑15‑2027	1.3
GNMA, 6.00%, 9‑15‑2054	1.2
GNMA, 5.50%, 6‑20‑2054	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000064987
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Class C
Trading Symbol	WFSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$139	1.36%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early on before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued.

Portfolio duration modestly extended early in the period relative to the portfolio’s strategic neutral (longer than the benchmark). The portfolio was positioned in higher-quality securities and credit exposure was reduced as valuations became more extreme. The portfolio had a diversified set of non-benchmark securitized and plus-sector exposures.

Contributors to Fund performance included sector allocation (with exposure to diverse plus sectors), credit-quality allocation, and security selection. Duration also contributed.

The main detractors from performance were allocations to non-agency collateralized mortgage obligations and yield curve positioning, with out-of-benchmark allocations beyond three years detracting.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,003	$10,030	$10,068
10/31/2015	$10,006	$10,026	$10,069
11/30/2015	$9,987	$10,007	$10,043
12/31/2015	$9,959	$9,994	$10,010
1/31/2016	$9,985	$10,046	$10,148
2/29/2016	$9,979	$10,055	$10,220
3/31/2016	$10,029	$10,091	$10,314
4/30/2016	$10,057	$10,105	$10,353
5/31/2016	$10,051	$10,098	$10,356
6/30/2016	$10,102	$10,159	$10,542
7/31/2016	$10,119	$10,161	$10,609
8/31/2016	$10,101	$10,150	$10,597
9/30/2016	$10,107	$10,161	$10,590
10/31/2016	$10,100	$10,158	$10,509
11/30/2016	$10,059	$10,116	$10,261
12/31/2016	$10,063	$10,122	$10,275
1/31/2017	$10,079	$10,141	$10,295
2/28/2017	$10,098	$10,157	$10,365
3/31/2017	$10,103	$10,163	$10,359
4/30/2017	$10,109	$10,182	$10,439
5/31/2017	$10,137	$10,198	$10,519
6/30/2017	$10,130	$10,194	$10,509
7/31/2017	$10,146	$10,221	$10,554
8/31/2017	$10,151	$10,241	$10,649
9/30/2017	$10,146	$10,229	$10,598
10/31/2017	$10,140	$10,226	$10,604
11/30/2017	$10,112	$10,204	$10,591
12/31/2017	$10,106	$10,207	$10,639
1/31/2018	$10,078	$10,180	$10,517
2/28/2018	$10,062	$10,171	$10,417
3/31/2018	$10,059	$10,187	$10,484
4/30/2018	$10,057	$10,176	$10,406
5/31/2018	$10,089	$10,214	$10,480
6/30/2018	$10,076	$10,215	$10,467
7/31/2018	$10,085	$10,221	$10,470
8/31/2018	$10,107	$10,257	$10,537
9/30/2018	$10,106	$10,250	$10,469
10/31/2018	$10,094	$10,261	$10,386
11/30/2018	$10,107	$10,290	$10,448
12/31/2018	$10,143	$10,371	$10,640
1/31/2019	$10,204	$10,411	$10,753
2/28/2019	$10,231	$10,427	$10,747
3/31/2019	$10,304	$10,496	$10,954
4/30/2019	$10,330	$10,520	$10,956
5/31/2019	$10,380	$10,592	$11,151
6/30/2019	$10,430	$10,651	$11,291
7/31/2019	$10,420	$10,645	$11,316
8/31/2019	$10,493	$10,731	$11,609
9/30/2019	$10,483	$10,725	$11,547
10/31/2019	$10,508	$10,762	$11,582
11/30/2019	$10,509	$10,762	$11,576
12/31/2019	$10,522	$10,788	$11,568
1/31/2020	$10,582	$10,848	$11,791
2/29/2020	$10,643	$10,937	$12,003
3/31/2020	$10,356	$10,971	$11,932
4/30/2020	$10,571	$11,040	$12,144
5/31/2020	$10,703	$11,077	$12,201
6/30/2020	$10,810	$11,099	$12,278
7/31/2020	$10,891	$11,120	$12,461
8/31/2020	$10,923	$11,124	$12,360
9/30/2020	$10,919	$11,125	$12,354
10/31/2020	$10,924	$11,127	$12,298
11/30/2020	$11,007	$11,138	$12,419
12/31/2020	$11,044	$11,148	$12,436
1/31/2021	$11,051	$11,152	$12,347
2/28/2021	$11,046	$11,148	$12,169
3/31/2021	$11,038	$11,143	$12,017
4/30/2021	$11,052	$11,152	$12,112
5/31/2021	$11,058	$11,165	$12,151
6/30/2021	$11,052	$11,148	$12,237
7/31/2021	$11,043	$11,167	$12,374
8/31/2021	$11,043	$11,167	$12,350
9/30/2021	$11,036	$11,158	$12,243
10/31/2021	$10,987	$11,121	$12,240
11/30/2021	$10,975	$11,112	$12,276
12/31/2021	$10,958	$11,095	$12,245
1/31/2022	$10,873	$11,016	$11,981
2/28/2022	$10,795	$10,968	$11,847
3/31/2022	$10,639	$10,819	$11,518
4/30/2022	$10,545	$10,761	$11,081
5/31/2022	$10,562	$10,827	$11,152
6/30/2022	$10,432	$10,751	$10,977
7/31/2022	$10,494	$10,807	$11,246
8/31/2022	$10,427	$10,723	$10,928
9/30/2022	$10,245	$10,592	$10,456
10/31/2022	$10,208	$10,579	$10,320
11/30/2022	$10,302	$10,666	$10,700
12/31/2022	$10,339	$10,686	$10,651
1/31/2023	$10,475	$10,772	$10,979
2/28/2023	$10,380	$10,692	$10,695
3/31/2023	$10,505	$10,848	$10,967
4/30/2023	$10,551	$10,885	$11,033
5/31/2023	$10,513	$10,851	$10,913
6/30/2023	$10,474	$10,807	$10,874
7/31/2023	$10,540	$10,853	$10,867
8/31/2023	$10,571	$10,891	$10,797
9/30/2023	$10,558	$10,886	$10,523
10/31/2023	$10,564	$10,920	$10,357
11/30/2023	$10,729	$11,047	$10,826
12/31/2023	$10,894	$11,179	$11,240
1/31/2024	$10,956	$11,223	$11,210
2/29/2024	$10,925	$11,182	$11,051
3/31/2024	$10,976	$11,226	$11,153
4/30/2024	$10,945	$11,189	$10,871
5/31/2024	$11,039	$11,270	$11,056
6/30/2024	$11,098	$11,333	$11,160
7/31/2024	$11,215	$11,468	$11,421
8/31/2024	$11,324	$11,572	$11,585
9/30/2024	$11,427	$11,668	$11,740
10/31/2024	$11,365	$11,602	$11,449
11/30/2024	$11,416	$11,641	$11,570
12/31/2024	$11,434	$11,666	$11,381
1/31/2025	$11,502	$11,719	$11,441
2/28/2025	$11,596	$11,802	$11,693
3/31/2025	$11,632	$11,856	$11,697
4/30/2025	$11,671	$11,945	$11,743
5/31/2025	$11,703	$11,930	$11,659
6/30/2025	$11,797	$12,006	$11,839
7/31/2025	$11,815	$12,004	$11,807
8/31/2025	$11,926	$12,109	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	4.42	1.44	1.78
Class C with Load	3.42	1.44	1.78
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64	1.71	1.93
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 776,926,454
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 1,211,888
InvestmentCompanyPortfolioTurnover	182.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	30.7
U.S. Treasury securities	14.8
Agency securities	13.5
Asset-backed securities	12.9
Yankee corporate bonds and notes	12.2
Non-agency mortgage-backed securities	11.1
Foreign government bonds	2.3
Foreign corporate bonds and notes	1.2
Yankee government bonds	0.8
Investment companies	0.4
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.88%, 7‑31‑2027	4.9
U.S. Treasury Notes, 4.13%, 2‑28‑2027	3.0
GNMA, 6.50%, 9‑15‑2054	2.8
U.S. Treasury Notes, 4.38%, 7‑31‑2026	2.4
FNMA, 6.00%, 5‑1‑2055	2.0
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.5
GNMA, 6.00%, 8‑20‑2054	1.4
U.S. Treasury Notes, 3.75%, 8‑15‑2027	1.3
GNMA, 6.00%, 9‑15‑2054	1.2
GNMA, 5.50%, 6‑20‑2054	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000020381
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Class A
Trading Symbol	SSTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$60	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early on before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued.

Portfolio duration modestly extended early in the period relative to the portfolio’s strategic neutral (longer than the benchmark). The portfolio was positioned in higher-quality securities and credit exposure was reduced as valuations became more extreme. The portfolio had a diversified set of non-benchmark securitized and plus-sector exposures.

Contributors to Fund performance included sector allocation (with exposure to diverse plus sectors), credit-quality allocation, and security selection. Duration also contributed.

The main detractors from performance were allocations to non-agency collateralized mortgage obligations and yield curve positioning, with out-of-benchmark allocations beyond three years detracting.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$9,800	$10,000	$10,000
9/30/2015	$9,809	$10,030	$10,068
10/31/2015	$9,818	$10,026	$10,069
11/30/2015	$9,806	$10,007	$10,043
12/31/2015	$9,784	$9,994	$10,010
1/31/2016	$9,816	$10,046	$10,148
2/29/2016	$9,815	$10,055	$10,220
3/31/2016	$9,871	$10,091	$10,314
4/30/2016	$9,905	$10,105	$10,353
5/31/2016	$9,905	$10,098	$10,356
6/30/2016	$9,962	$10,159	$10,542
7/31/2016	$9,985	$10,161	$10,609
8/31/2016	$9,974	$10,150	$10,597
9/30/2016	$9,985	$10,161	$10,590
10/31/2016	$9,985	$10,158	$10,509
11/30/2016	$9,950	$10,116	$10,261
12/31/2016	$9,972	$10,122	$10,275
1/31/2017	$9,983	$10,141	$10,295
2/28/2017	$10,008	$10,157	$10,365
3/31/2017	$10,019	$10,163	$10,359
4/30/2017	$10,031	$10,182	$10,439
5/31/2017	$10,064	$10,198	$10,519
6/30/2017	$10,064	$10,194	$10,509
7/31/2017	$10,086	$10,221	$10,554
8/31/2017	$10,098	$10,241	$10,649
9/30/2017	$10,099	$10,229	$10,598
10/31/2017	$10,099	$10,226	$10,604
11/30/2017	$10,077	$10,204	$10,591
12/31/2017	$10,078	$10,207	$10,639
1/31/2018	$10,056	$10,180	$10,517
2/28/2018	$10,047	$10,171	$10,417
3/31/2018	$10,050	$10,187	$10,484
4/30/2018	$10,054	$10,176	$10,406
5/31/2018	$10,093	$10,214	$10,480
6/30/2018	$10,086	$10,215	$10,467
7/31/2018	$10,102	$10,221	$10,470
8/31/2018	$10,130	$10,257	$10,537
9/30/2018	$10,135	$10,250	$10,469
10/31/2018	$10,130	$10,261	$10,386
11/30/2018	$10,149	$10,290	$10,448
12/31/2018	$10,191	$10,371	$10,640
1/31/2019	$10,259	$10,411	$10,753
2/28/2019	$10,292	$10,427	$10,747
3/31/2019	$10,372	$10,496	$10,954
4/30/2019	$10,405	$10,520	$10,956
5/31/2019	$10,461	$10,592	$11,151
6/30/2019	$10,518	$10,651	$11,291
7/31/2019	$10,515	$10,645	$11,316
8/31/2019	$10,596	$10,731	$11,609
9/30/2019	$10,592	$10,725	$11,547
10/31/2019	$10,624	$10,762	$11,582
11/30/2019	$10,632	$10,762	$11,576
12/31/2019	$10,651	$10,788	$11,568
1/31/2020	$10,719	$10,848	$11,791
2/29/2020	$10,786	$10,937	$12,003
3/31/2020	$10,503	$10,971	$11,932
4/30/2020	$10,728	$11,040	$12,144
5/31/2020	$10,868	$11,077	$12,201
6/30/2020	$10,983	$11,099	$12,278
7/31/2020	$11,073	$11,120	$12,461
8/31/2020	$11,121	$11,124	$12,360
9/30/2020	$11,111	$11,125	$12,354
10/31/2020	$11,137	$11,127	$12,298
11/30/2020	$11,216	$11,138	$12,419
12/31/2020	$11,274	$11,148	$12,436
1/31/2021	$11,289	$11,152	$12,347
2/28/2021	$11,290	$11,148	$12,169
3/31/2021	$11,276	$11,143	$12,017
4/30/2021	$11,298	$11,152	$12,112
5/31/2021	$11,323	$11,165	$12,151
6/30/2021	$11,311	$11,148	$12,237
7/31/2021	$11,323	$11,167	$12,374
8/31/2021	$11,317	$11,167	$12,350
9/30/2021	$11,316	$11,158	$12,243
10/31/2021	$11,284	$11,121	$12,240
11/30/2021	$11,267	$11,112	$12,276
12/31/2021	$11,261	$11,095	$12,245
1/31/2022	$11,191	$11,016	$11,981
2/28/2022	$11,104	$10,968	$11,847
3/31/2022	$10,964	$10,819	$11,518
4/30/2022	$10,874	$10,761	$11,081
5/31/2022	$10,886	$10,827	$11,152
6/30/2022	$10,760	$10,751	$10,977
7/31/2022	$10,827	$10,807	$11,246
8/31/2022	$10,770	$10,723	$10,928
9/30/2022	$10,601	$10,592	$10,456
10/31/2022	$10,556	$10,579	$10,320
11/30/2022	$10,674	$10,666	$10,700
12/31/2022	$10,710	$10,686	$10,651
1/31/2023	$10,855	$10,772	$10,979
2/28/2023	$10,775	$10,692	$10,695
3/31/2023	$10,900	$10,848	$10,967
4/30/2023	$10,954	$10,885	$11,033
5/31/2023	$10,920	$10,851	$10,913
6/30/2023	$10,887	$10,807	$10,874
7/31/2023	$10,963	$10,853	$10,867
8/31/2023	$11,002	$10,891	$10,797
9/30/2023	$10,988	$10,886	$10,523
10/31/2023	$10,995	$10,920	$10,357
11/30/2023	$11,166	$11,047	$10,826
12/31/2023	$11,338	$11,179	$11,240
1/31/2024	$11,403	$11,223	$11,210
2/29/2024	$11,370	$11,182	$11,051
3/31/2024	$11,424	$11,226	$11,153
4/30/2024	$11,391	$11,189	$10,871
5/31/2024	$11,490	$11,270	$11,056
6/30/2024	$11,551	$11,333	$11,160
7/31/2024	$11,673	$11,468	$11,421
8/31/2024	$11,785	$11,572	$11,585
9/30/2024	$11,893	$11,668	$11,740
10/31/2024	$11,828	$11,602	$11,449
11/30/2024	$11,882	$11,641	$11,570
12/31/2024	$11,901	$11,666	$11,381
1/31/2025	$11,971	$11,719	$11,441
2/28/2025	$12,069	$11,802	$11,693
3/31/2025	$12,107	$11,856	$11,697
4/30/2025	$12,147	$11,945	$11,743
5/31/2025	$12,180	$11,930	$11,659
6/30/2025	$12,278	$12,006	$11,839
7/31/2025	$12,296	$12,004	$11,807
8/31/2025	$12,412	$12,109	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	5.32	2.22	2.39
Class A with Load	3.21	1.81	2.18
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64	1.71	1.93
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 776,926,454
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 1,211,888
InvestmentCompanyPortfolioTurnover	182.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	30.7
U.S. Treasury securities	14.8
Agency securities	13.5
Asset-backed securities	12.9
Yankee corporate bonds and notes	12.2
Non-agency mortgage-backed securities	11.1
Foreign government bonds	2.3
Foreign corporate bonds and notes	1.2
Yankee government bonds	0.8
Investment companies	0.4
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.88%, 7‑31‑2027	4.9
U.S. Treasury Notes, 4.13%, 2‑28‑2027	3.0
GNMA, 6.50%, 9‑15‑2054	2.8
U.S. Treasury Notes, 4.38%, 7‑31‑2026	2.4
FNMA, 6.00%, 5‑1‑2055	2.0
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.5
GNMA, 6.00%, 8‑20‑2054	1.4
U.S. Treasury Notes, 3.75%, 8‑15‑2027	1.3
GNMA, 6.00%, 9‑15‑2054	1.2
GNMA, 5.50%, 6‑20‑2054	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000123105
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Institutional Class
Trading Symbol	STYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. At period-end, markets priced in two additional cuts to the federal funds rate by the end of 2025. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors.

The top contributors to the Fund’s performance were an overweight to transportation and underweights to basic industry and services. Security selection contributed to performance, particularly in services, capital goods, and banking.

The main detractors from performance were selection in health care, an underweight to media, and an overweight to B rated bonds. Allocations to out-of-benchmark securities with durations longer than three years also detracted from performance.

Line Graph [Table Text Block]
	Institutional Class	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,953	$9,919	$10,039
10/31/2015	$10,056	$10,074	$10,071
11/30/2015	$10,008	$9,996	$10,035
12/31/2015	$9,986	$9,931	$9,984
1/31/2016	$9,987	$9,872	$10,095
2/29/2016	$10,027	$9,975	$10,166
3/31/2016	$10,141	$10,148	$10,291
4/30/2016	$10,206	$10,314	$10,361
5/31/2016	$10,234	$10,372	$10,369
6/30/2016	$10,250	$10,429	$10,552
7/31/2016	$10,328	$10,557	$10,639
8/31/2016	$10,369	$10,639	$10,650
9/30/2016	$10,398	$10,677	$10,653
10/31/2016	$10,401	$10,698	$10,582
11/30/2016	$10,404	$10,688	$10,344
12/31/2016	$10,471	$10,771	$10,375
1/31/2017	$10,486	$10,811	$10,411
2/28/2017	$10,527	$10,868	$10,492
3/31/2017	$10,527	$10,877	$10,488
4/30/2017	$10,579	$10,955	$10,575
5/31/2017	$10,605	$11,011	$10,657
6/30/2017	$10,620	$11,032	$10,648
7/31/2017	$10,661	$11,083	$10,701
8/31/2017	$10,663	$11,109	$10,793
9/30/2017	$10,691	$11,160	$10,755
10/31/2017	$10,719	$11,174	$10,768
11/30/2017	$10,720	$11,160	$10,752
12/31/2017	$10,735	$11,163	$10,799
1/31/2018	$10,764	$11,179	$10,695
2/28/2018	$10,753	$11,145	$10,594
3/31/2018	$10,755	$11,137	$10,647
4/30/2018	$10,799	$11,191	$10,576
5/31/2018	$10,802	$11,216	$10,634
6/30/2018	$10,806	$11,226	$10,619
7/31/2018	$10,864	$11,300	$10,641
8/31/2018	$10,909	$11,359	$10,693
9/30/2018	$10,954	$11,401	$10,647
10/31/2018	$10,945	$11,369	$10,558
11/30/2018	$10,936	$11,387	$10,606
12/31/2018	$10,831	$11,312	$10,772
1/31/2019	$11,045	$11,556	$10,920
2/28/2019	$11,134	$11,662	$10,932
3/31/2019	$11,182	$11,739	$11,130
4/30/2019	$11,245	$11,804	$11,145
5/31/2019	$11,224	$11,782	$11,316
6/30/2019	$11,314	$11,943	$11,476
7/31/2019	$11,362	$11,995	$11,510
8/31/2019	$11,411	$12,095	$11,770
9/30/2019	$11,444	$12,117	$11,719
10/31/2019	$11,492	$12,159	$11,757
11/30/2019	$11,525	$12,224	$11,755
12/31/2019	$11,586	$12,295	$11,773
1/31/2020	$11,589	$12,310	$11,984
2/29/2020	$11,493	$12,156	$12,163
3/31/2020	$10,907	$11,338	$11,926
4/30/2020	$11,187	$11,726	$12,165
5/31/2020	$11,484	$12,036	$12,278
6/30/2020	$11,505	$12,168	$12,381
7/31/2020	$11,776	$12,524	$12,598
8/31/2020	$11,874	$12,603	$12,525
9/30/2020	$11,825	$12,515	$12,503
10/31/2020	$11,849	$12,577	$12,458
11/30/2020	$12,125	$12,843	$12,621
12/31/2020	$12,252	$12,963	$12,664
1/31/2021	$12,275	$12,980	$12,585
2/28/2021	$12,316	$13,006	$12,422
3/31/2021	$12,358	$13,075	$12,278
4/30/2021	$12,429	$13,162	$12,381
5/31/2021	$12,485	$13,195	$12,428
6/30/2021	$12,556	$13,264	$12,519
7/31/2021	$12,536	$13,276	$12,645
8/31/2021	$12,593	$13,326	$12,636
9/30/2021	$12,619	$13,316	$12,528
10/31/2021	$12,645	$13,336	$12,518
11/30/2021	$12,580	$13,265	$12,533
12/31/2021	$12,715	$13,384	$12,525
1/31/2022	$12,602	$13,179	$12,250
2/28/2022	$12,599	$13,114	$12,083
3/31/2022	$12,564	$13,023	$11,759
4/30/2022	$12,419	$12,836	$11,320
5/31/2022	$12,431	$12,957	$11,383
6/30/2022	$11,973	$12,548	$11,155
7/31/2022	$12,397	$12,946	$11,436
8/31/2022	$12,285	$12,819	$11,138
9/30/2022	$12,140	$12,631	$10,658
10/31/2022	$12,363	$12,846	$10,541
11/30/2022	$12,493	$12,994	$10,935
12/31/2022	$12,499	$12,972	$10,897
1/31/2023	$12,715	$13,215	$11,235
2/28/2023	$12,659	$13,174	$10,959
3/31/2023	$12,753	$13,264	$11,216
4/30/2023	$12,846	$13,360	$11,285
5/31/2023	$12,810	$13,314	$11,168
6/30/2023	$12,940	$13,434	$11,151
7/31/2023	$13,054	$13,570	$11,162
8/31/2023	$13,103	$13,610	$11,094
9/30/2023	$13,086	$13,578	$10,830
10/31/2023	$13,019	$13,559	$10,667
11/30/2023	$13,240	$13,895	$11,147
12/31/2023	$13,445	$14,122	$11,570
1/31/2024	$13,479	$14,165	$11,542
2/29/2024	$13,529	$14,210	$11,404
3/31/2024	$13,632	$14,319	$11,516
4/30/2024	$13,632	$14,306	$11,247
5/31/2024	$13,755	$14,424	$11,433
6/30/2024	$13,863	$14,524	$11,538
7/31/2024	$14,007	$14,695	$11,800
8/31/2024	$14,152	$14,821	$11,973
9/30/2024	$14,242	$14,954	$12,138
10/31/2024	$14,222	$14,946	$11,862
11/30/2024	$14,349	$15,065	$11,987
12/31/2024	$14,350	$15,066	$11,806
1/31/2025	$14,477	$15,218	$11,877
2/28/2025	$14,549	$15,290	$12,123
3/31/2025	$14,493	$15,279	$12,120
4/30/2025	$14,529	$15,326	$12,163
5/31/2025	$14,676	$15,500	$12,101
6/30/2025	$14,843	$15,659	$12,289
7/31/2025	$14,897	$15,694	$12,272
8/31/2025	$15,009	$15,822	$12,419

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	6.05	4.80	4.14
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	6.76	4.65	4.70
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

AssetsNet	$ 2,479,009,971
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 8,393,532
InvestmentCompanyPortfolioTurnover	40.00%
Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	60.5
B/B	32.1
CCC/Caa and below	0.4
Not rated	0.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	28.1
1-3 years	58.0
3-5 years	12.0
5-10 years	1.9

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5‑1‑2027	1.6
GEO Group, Inc., 8.63%, 4‑15‑2029	1.5
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.3
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.2
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.1
Carnival Corp., 6.00%, 5‑1‑2029	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]	Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000064988
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Class C
Trading Symbol	WFHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$160	1.56%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. At period-end, markets priced in two additional cuts to the federal funds rate by the end of 2025. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors.

The top contributors to the Fund’s performance were an overweight to transportation and underweights to basic industry and services. Security selection contributed to performance, particularly in services, capital goods, and banking.

The main detractors from performance were selection in health care, an underweight to media, and an overweight to B rated bonds. Allocations to out-of-benchmark securities with durations longer than three years also detracted from performance.

Line Graph [Table Text Block]
	Class C with Load	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,945	$9,919	$10,039
10/31/2015	$10,038	$10,074	$10,071
11/30/2015	$9,982	$9,996	$10,035
12/31/2015	$9,963	$9,931	$9,984
1/31/2016	$9,943	$9,872	$10,095
2/29/2016	$9,974	$9,975	$10,166
3/31/2016	$10,079	$10,148	$10,291
4/30/2016	$10,147	$10,314	$10,361
5/31/2016	$10,166	$10,372	$10,369
6/30/2016	$10,160	$10,429	$10,552
7/31/2016	$10,229	$10,557	$10,639
8/31/2016	$10,260	$10,639	$10,650
9/30/2016	$10,292	$10,677	$10,653
10/31/2016	$10,286	$10,698	$10,582
11/30/2016	$10,267	$10,688	$10,344
12/31/2016	$10,324	$10,771	$10,375
1/31/2017	$10,330	$10,811	$10,411
2/28/2017	$10,362	$10,868	$10,492
3/31/2017	$10,365	$10,877	$10,488
4/30/2017	$10,394	$10,955	$10,575
5/31/2017	$10,411	$11,011	$10,657
6/30/2017	$10,416	$11,032	$10,648
7/31/2017	$10,447	$11,083	$10,701
8/31/2017	$10,440	$11,109	$10,793
9/30/2017	$10,472	$11,160	$10,755
10/31/2017	$10,476	$11,174	$10,768
11/30/2017	$10,468	$11,160	$10,752
12/31/2017	$10,473	$11,163	$10,799
1/31/2018	$10,492	$11,179	$10,695
2/28/2018	$10,473	$11,145	$10,594
3/31/2018	$10,479	$11,137	$10,647
4/30/2018	$10,499	$11,191	$10,576
5/31/2018	$10,506	$11,216	$10,634
6/30/2018	$10,500	$11,226	$10,619
7/31/2018	$10,548	$11,300	$10,641
8/31/2018	$10,582	$11,359	$10,693
9/30/2018	$10,603	$11,401	$10,647
10/31/2018	$10,585	$11,369	$10,558
11/30/2018	$10,567	$11,387	$10,606
12/31/2018	$10,457	$11,312	$10,772
1/31/2019	$10,666	$11,556	$10,920
2/28/2019	$10,744	$11,662	$10,932
3/31/2019	$10,767	$11,739	$11,130
4/30/2019	$10,831	$11,804	$11,145
5/31/2019	$10,801	$11,782	$11,316
6/30/2019	$10,879	$11,943	$11,476
7/31/2019	$10,901	$11,995	$11,510
8/31/2019	$10,951	$12,095	$11,770
9/30/2019	$10,974	$12,117	$11,719
10/31/2019	$10,997	$12,159	$11,757
11/30/2019	$11,019	$12,224	$11,755
12/31/2019	$11,067	$12,295	$11,773
1/31/2020	$11,074	$12,310	$11,984
2/29/2020	$10,959	$12,156	$12,163
3/31/2020	$10,392	$11,338	$11,926
4/30/2020	$10,649	$11,726	$12,165
5/31/2020	$10,935	$12,036	$12,278
6/30/2020	$10,932	$12,168	$12,381
7/31/2020	$11,194	$12,524	$12,598
8/31/2020	$11,262	$12,603	$12,525
9/30/2020	$11,220	$12,515	$12,503
10/31/2020	$11,219	$12,577	$12,458
11/30/2020	$11,470	$12,843	$12,621
12/31/2020	$11,580	$12,963	$12,664
1/31/2021	$11,606	$12,980	$12,585
2/28/2021	$11,621	$13,006	$12,422
3/31/2021	$11,664	$13,075	$12,278
4/30/2021	$11,720	$13,162	$12,381
5/31/2021	$11,748	$13,195	$12,428
6/30/2021	$11,805	$13,264	$12,519
7/31/2021	$11,790	$13,276	$12,645
8/31/2021	$11,832	$13,326	$12,636
9/30/2021	$11,847	$13,316	$12,528
10/31/2021	$11,861	$13,336	$12,518
11/30/2021	$11,775	$13,265	$12,533
12/31/2021	$11,890	$13,384	$12,525
1/31/2022	$11,789	$13,179	$12,250
2/28/2022	$11,762	$13,114	$12,083
3/31/2022	$11,719	$13,023	$11,759
4/30/2022	$11,574	$12,836	$11,320
5/31/2022	$11,575	$12,957	$11,383
6/30/2022	$11,153	$12,548	$11,155
7/31/2022	$11,538	$12,946	$11,436
8/31/2022	$11,409	$12,819	$11,138
9/30/2022	$11,264	$12,631	$10,658
10/31/2022	$11,461	$12,846	$10,541
11/30/2022	$11,586	$12,994	$10,935
12/31/2022	$11,566	$12,972	$10,897
1/31/2023	$11,755	$13,215	$11,235
2/28/2023	$11,710	$13,174	$10,959
3/31/2023	$11,786	$13,264	$11,216
4/30/2023	$11,846	$13,360	$11,285
5/31/2023	$11,803	$13,314	$11,168
6/30/2023	$11,912	$13,434	$11,151
7/31/2023	$12,006	$13,570	$11,162
8/31/2023	$12,056	$13,610	$11,094
9/30/2023	$12,037	$13,578	$10,830
10/31/2023	$11,972	$13,559	$10,667
11/30/2023	$12,173	$13,895	$11,147
12/31/2023	$12,374	$14,122	$11,570
1/31/2024	$12,401	$14,165	$11,542
2/29/2024	$12,428	$14,210	$11,404
3/31/2024	$12,535	$14,319	$11,516
4/30/2024	$12,517	$14,306	$11,247
5/31/2024	$12,627	$14,424	$11,433
6/30/2024	$12,722	$14,524	$11,538
7/31/2024	$12,851	$14,695	$11,800
8/31/2024	$12,981	$14,821	$11,973
9/30/2024	$13,060	$14,954	$12,138
10/31/2024	$13,055	$14,946	$11,862
11/30/2024	$13,152	$15,065	$11,987
12/31/2024	$13,149	$15,066	$11,806
1/31/2025	$13,261	$15,218	$11,877
2/28/2025	$13,325	$15,290	$12,123
3/31/2025	$13,288	$15,279	$12,120
4/30/2025	$13,301	$15,326	$12,163
5/31/2025	$13,432	$15,500	$12,101
6/30/2025	$13,581	$15,659	$12,289
7/31/2025	$13,627	$15,694	$12,272
8/31/2025	$13,726	$15,822	$12,419

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	4.94	3.70	3.22
Class C with Load	3.94	3.70	3.22
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	6.76	4.65	4.70
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

AssetsNet	$ 2,479,009,971
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 8,393,532
InvestmentCompanyPortfolioTurnover	40.00%
Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	60.5
B/B	32.1
CCC/Caa and below	0.4
Not rated	0.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	28.1
1-3 years	58.0
3-5 years	12.0
5-10 years	1.9

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5‑1‑2027	1.6
GEO Group, Inc., 8.63%, 4‑15‑2029	1.5
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.3
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.2
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.1
Carnival Corp., 6.00%, 5‑1‑2029	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]	Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000020384
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Class A
Trading Symbol	SSTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. At period-end, markets priced in two additional cuts to the federal funds rate by the end of 2025. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors.

The top contributors to the Fund’s performance were an overweight to transportation and underweights to basic industry and services. Security selection contributed to performance, particularly in services, capital goods, and banking.

The main detractors from performance were selection in health care, an underweight to media, and an overweight to B rated bonds. Allocations to out-of-benchmark securities with durations longer than three years also detracted from performance.

Line Graph [Table Text Block]
	Class A with Load	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$9,700	$10,000	$10,000
9/30/2015	$9,652	$9,919	$10,039
10/31/2015	$9,749	$10,074	$10,071
11/30/2015	$9,701	$9,996	$10,035
12/31/2015	$9,689	$9,931	$9,984
1/31/2016	$9,675	$9,872	$10,095
2/29/2016	$9,711	$9,975	$10,166
3/31/2016	$9,820	$10,148	$10,291
4/30/2016	$9,892	$10,314	$10,361
5/31/2016	$9,916	$10,372	$10,369
6/30/2016	$9,917	$10,429	$10,552
7/31/2016	$9,990	$10,557	$10,639
8/31/2016	$10,027	$10,639	$10,650
9/30/2016	$10,052	$10,677	$10,653
10/31/2016	$10,065	$10,698	$10,582
11/30/2016	$10,053	$10,688	$10,344
12/31/2016	$10,115	$10,771	$10,375
1/31/2017	$10,127	$10,811	$10,411
2/28/2017	$10,164	$10,868	$10,492
3/31/2017	$10,161	$10,877	$10,488
4/30/2017	$10,209	$10,955	$10,575
5/31/2017	$10,232	$11,011	$10,657
6/30/2017	$10,243	$11,032	$10,648
7/31/2017	$10,280	$11,083	$10,701
8/31/2017	$10,279	$11,109	$10,793
9/30/2017	$10,304	$11,160	$10,755
10/31/2017	$10,328	$11,174	$10,768
11/30/2017	$10,327	$11,160	$10,752
12/31/2017	$10,338	$11,163	$10,799
1/31/2018	$10,363	$11,179	$10,695
2/28/2018	$10,350	$11,145	$10,594
3/31/2018	$10,350	$11,137	$10,647
4/30/2018	$10,389	$11,191	$10,576
5/31/2018	$10,403	$11,216	$10,634
6/30/2018	$10,390	$11,226	$10,619
7/31/2018	$10,444	$11,300	$10,641
8/31/2018	$10,485	$11,359	$10,693
9/30/2018	$10,525	$11,401	$10,647
10/31/2018	$10,513	$11,369	$10,558
11/30/2018	$10,502	$11,387	$10,606
12/31/2018	$10,399	$11,312	$10,772
1/31/2019	$10,601	$11,556	$10,920
2/28/2019	$10,698	$11,662	$10,932
3/31/2019	$10,728	$11,739	$11,130
4/30/2019	$10,785	$11,804	$11,145
5/31/2019	$10,775	$11,782	$11,316
6/30/2019	$10,846	$11,943	$11,476
7/31/2019	$10,889	$11,995	$11,510
8/31/2019	$10,932	$12,095	$11,770
9/30/2019	$10,962	$12,117	$11,719
10/31/2019	$11,005	$12,159	$11,757
11/30/2019	$11,034	$12,224	$11,755
12/31/2019	$11,089	$12,295	$11,773
1/31/2020	$11,089	$12,310	$11,984
2/29/2020	$10,994	$12,156	$12,163
3/31/2020	$10,432	$11,338	$11,926
4/30/2020	$10,697	$11,726	$12,165
5/31/2020	$10,977	$12,036	$12,278
6/30/2020	$10,995	$12,168	$12,381
7/31/2020	$11,265	$12,524	$12,598
8/31/2020	$11,341	$12,603	$12,525
9/30/2020	$11,292	$12,515	$12,503
10/31/2020	$11,313	$12,577	$12,458
11/30/2020	$11,573	$12,843	$12,621
12/31/2020	$11,691	$12,963	$12,664
1/31/2021	$11,724	$12,980	$12,585
2/28/2021	$11,746	$13,006	$12,422
3/31/2021	$11,783	$13,075	$12,278
4/30/2021	$11,862	$13,162	$12,381
5/31/2021	$11,898	$13,195	$12,428
6/30/2021	$11,963	$13,264	$12,519
7/31/2021	$11,955	$13,276	$12,645
8/31/2021	$11,991	$13,326	$12,636
9/30/2021	$12,013	$13,316	$12,528
10/31/2021	$12,035	$13,336	$12,518
11/30/2021	$11,970	$13,265	$12,533
12/31/2021	$12,095	$13,384	$12,525
1/31/2022	$11,985	$13,179	$12,250
2/28/2022	$11,979	$13,114	$12,083
3/31/2022	$11,943	$13,023	$11,759
4/30/2022	$11,803	$12,836	$11,320
5/31/2022	$11,812	$12,957	$11,383
6/30/2022	$11,388	$12,548	$11,155
7/31/2022	$11,788	$12,946	$11,436
8/31/2022	$11,664	$12,819	$11,138
9/30/2022	$11,524	$12,631	$10,658
10/31/2022	$11,732	$12,846	$10,541
11/30/2022	$11,852	$12,994	$10,935
12/31/2022	$11,854	$12,972	$10,897
1/31/2023	$12,056	$13,215	$11,235
2/28/2023	$12,001	$13,174	$10,959
3/31/2023	$12,087	$13,264	$11,216
4/30/2023	$12,171	$13,360	$11,285
5/31/2023	$12,134	$13,314	$11,168
6/30/2023	$12,254	$13,434	$11,151
7/31/2023	$12,359	$13,570	$11,162
8/31/2023	$12,402	$13,610	$11,094
9/30/2023	$12,383	$13,578	$10,830
10/31/2023	$12,316	$13,559	$10,667
11/30/2023	$12,522	$13,895	$11,147
12/31/2023	$12,729	$14,122	$11,570
1/31/2024	$12,757	$14,165	$11,542
2/29/2024	$12,785	$14,210	$11,404
3/31/2024	$12,896	$14,319	$11,516
4/30/2024	$12,876	$14,306	$11,247
5/31/2024	$12,989	$14,424	$11,433
6/30/2024	$13,087	$14,524	$11,538
7/31/2024	$13,220	$14,695	$11,800
8/31/2024	$13,354	$14,821	$11,973
9/30/2024	$13,436	$14,954	$12,138
10/31/2024	$13,430	$14,946	$11,862
11/30/2024	$13,529	$15,065	$11,987
12/31/2024	$13,526	$15,066	$11,806
1/31/2025	$13,642	$15,218	$11,877
2/28/2025	$13,707	$15,290	$12,123
3/31/2025	$13,670	$15,279	$12,120
4/30/2025	$13,683	$15,326	$12,163
5/31/2025	$13,818	$15,500	$12,101
6/30/2025	$13,971	$15,659	$12,289
7/31/2025	$14,019	$15,694	$12,272
8/31/2025	$14,121	$15,822	$12,419

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	5.74	4.48	3.83
Class A with Load	2.57	3.85	3.51
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	6.76	4.65	4.70
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

AssetsNet	$ 2,479,009,971
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 8,393,532
InvestmentCompanyPortfolioTurnover	40.00%
Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	60.5
B/B	32.1
CCC/Caa and below	0.4
Not rated	0.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	28.1
1-3 years	58.0
3-5 years	12.0
5-10 years	1.9

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5‑1‑2027	1.6
GEO Group, Inc., 8.63%, 4‑15‑2029	1.5
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.3
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.2
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.1
Carnival Corp., 6.00%, 5‑1‑2029	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.

Material Fund Change Adviser [Text Block]	Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000092793
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Administrator Class
Trading Symbol	WDHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. At period-end, markets priced in two additional cuts to the federal funds rate by the end of 2025. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors.

The top contributors to the Fund’s performance were an overweight to transportation and underweights to basic industry and services. Security selection contributed to performance, particularly in services, capital goods, and banking.

The main detractors from performance were selection in health care, an underweight to media, and an overweight to B rated bonds. Allocations to out-of-benchmark securities with durations longer than three years also detracted from performance.

Line Graph [Table Text Block]
	Administrator Class	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,952	$9,919	$10,039
10/31/2015	$10,053	$10,074	$10,071
11/30/2015	$10,005	$9,996	$10,035
12/31/2015	$9,994	$9,931	$9,984
1/31/2016	$9,981	$9,872	$10,095
2/29/2016	$10,019	$9,975	$10,166
3/31/2016	$10,133	$10,148	$10,291
4/30/2016	$10,196	$10,314	$10,361
5/31/2016	$10,222	$10,372	$10,369
6/30/2016	$10,237	$10,429	$10,552
7/31/2016	$10,314	$10,557	$10,639
8/31/2016	$10,354	$10,639	$10,650
9/30/2016	$10,381	$10,677	$10,653
10/31/2016	$10,383	$10,698	$10,582
11/30/2016	$10,385	$10,688	$10,344
12/31/2016	$10,450	$10,771	$10,375
1/31/2017	$10,463	$10,811	$10,411
2/28/2017	$10,503	$10,868	$10,492
3/31/2017	$10,502	$10,877	$10,488
4/30/2017	$10,552	$10,955	$10,575
5/31/2017	$10,578	$11,011	$10,657
6/30/2017	$10,590	$11,032	$10,648
7/31/2017	$10,630	$11,083	$10,701
8/31/2017	$10,631	$11,109	$10,793
9/30/2017	$10,658	$11,160	$10,755
10/31/2017	$10,684	$11,174	$10,768
11/30/2017	$10,684	$11,160	$10,752
12/31/2017	$10,697	$11,163	$10,799
1/31/2018	$10,725	$11,179	$10,695
2/28/2018	$10,713	$11,145	$10,594
3/31/2018	$10,714	$11,137	$10,647
4/30/2018	$10,756	$11,191	$10,576
5/31/2018	$10,758	$11,216	$10,634
6/30/2018	$10,760	$11,226	$10,619
7/31/2018	$10,817	$11,300	$10,641
8/31/2018	$10,860	$11,359	$10,693
9/30/2018	$10,904	$11,401	$10,647
10/31/2018	$10,893	$11,369	$10,558
11/30/2018	$10,883	$11,387	$10,606
12/31/2018	$10,778	$11,312	$10,772
1/31/2019	$10,989	$11,556	$10,920
2/28/2019	$11,076	$11,662	$10,932
3/31/2019	$11,123	$11,739	$11,130
4/30/2019	$11,183	$11,804	$11,145
5/31/2019	$11,161	$11,782	$11,316
6/30/2019	$11,250	$11,943	$11,476
7/31/2019	$11,296	$11,995	$11,510
8/31/2019	$11,342	$12,095	$11,770
9/30/2019	$11,374	$12,117	$11,719
10/31/2019	$11,421	$12,159	$11,757
11/30/2019	$11,452	$12,224	$11,755
12/31/2019	$11,511	$12,295	$11,773
1/31/2020	$11,512	$12,310	$11,984
2/29/2020	$11,416	$12,156	$12,163
3/31/2020	$10,834	$11,338	$11,926
4/30/2020	$11,110	$11,726	$12,165
5/31/2020	$11,402	$12,036	$12,278
6/30/2020	$11,422	$12,168	$12,381
7/31/2020	$11,704	$12,524	$12,598
8/31/2020	$11,785	$12,603	$12,525
9/30/2020	$11,735	$12,515	$12,503
10/31/2020	$11,758	$12,577	$12,458
11/30/2020	$12,030	$12,843	$12,621
12/31/2020	$12,154	$12,963	$12,664
1/31/2021	$12,176	$12,980	$12,585
2/28/2021	$12,215	$13,006	$12,422
3/31/2021	$12,255	$13,075	$12,278
4/30/2021	$12,338	$13,162	$12,381
5/31/2021	$12,378	$13,195	$12,428
6/30/2021	$12,447	$13,264	$12,519
7/31/2021	$12,440	$13,276	$12,645
8/31/2021	$12,480	$13,326	$12,636
9/30/2021	$12,504	$13,316	$12,528
10/31/2021	$12,529	$13,336	$12,518
11/30/2021	$12,462	$13,265	$12,533
12/31/2021	$12,594	$13,384	$12,525
1/31/2022	$12,482	$13,179	$12,250
2/28/2022	$12,477	$13,114	$12,083
3/31/2022	$12,441	$13,023	$11,759
4/30/2022	$12,296	$12,836	$11,320
5/31/2022	$12,307	$12,957	$11,383
6/30/2022	$11,867	$12,548	$11,155
7/31/2022	$12,270	$12,946	$11,436
8/31/2022	$12,157	$12,819	$11,138
9/30/2022	$12,013	$12,631	$10,658
10/31/2022	$12,232	$12,846	$10,541
11/30/2022	$12,358	$12,994	$10,935
12/31/2022	$12,363	$12,972	$10,897
1/31/2023	$12,575	$13,215	$11,235
2/28/2023	$12,518	$13,174	$10,959
3/31/2023	$12,610	$13,264	$11,216
4/30/2023	$12,700	$13,360	$11,285
5/31/2023	$12,663	$13,314	$11,168
6/30/2023	$12,790	$13,434	$11,151
7/31/2023	$12,901	$13,570	$11,162
8/31/2023	$12,948	$13,610	$11,094
9/30/2023	$12,929	$13,578	$10,830
10/31/2023	$12,861	$13,559	$10,667
11/30/2023	$13,078	$13,895	$11,147
12/31/2023	$13,279	$14,122	$11,570
1/31/2024	$13,310	$14,165	$11,542
2/29/2024	$13,358	$14,210	$11,404
3/31/2024	$13,475	$14,319	$11,516
4/30/2024	$13,457	$14,306	$11,247
5/31/2024	$13,577	$14,424	$11,433
6/30/2024	$13,681	$14,524	$11,538
7/31/2024	$13,821	$14,695	$11,800
8/31/2024	$13,963	$14,821	$11,973
9/30/2024	$14,050	$14,954	$12,138
10/31/2024	$14,029	$14,946	$11,862
11/30/2024	$14,152	$15,065	$11,987
12/31/2024	$14,151	$15,066	$11,806
1/31/2025	$14,274	$15,218	$11,877
2/28/2025	$14,343	$15,290	$12,123
3/31/2025	$14,305	$15,279	$12,120
4/30/2025	$14,321	$15,326	$12,163
5/31/2025	$14,464	$15,500	$12,101
6/30/2025	$14,626	$15,659	$12,289
7/31/2025	$14,678	$15,694	$12,272
8/31/2025	$14,786	$15,822	$12,419

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	5.89	4.64	3.99
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	6.76	4.65	4.70
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

AssetsNet	$ 2,479,009,971
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 8,393,532
InvestmentCompanyPortfolioTurnover	40.00%
Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	60.5
B/B	32.1
CCC/Caa and below	0.4
Not rated	0.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	28.1
1-3 years	58.0
3-5 years	12.0
5-10 years	1.9

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5‑1‑2027	1.6
GEO Group, Inc., 8.63%, 4‑15‑2029	1.5
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.3
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.2
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.1
Carnival Corp., 6.00%, 5‑1‑2029	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund. At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.

Material Fund Change Adviser [Text Block]

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund. At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000020396
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Institutional Class
Trading Symbol	SADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps = 1.00%) early in the period before holding rates steady for the first eight months of 2025. The period ended with markets pricing in two additional Fed rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme.

The portfolio had a diversified set of non-benchmark securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, credit-quality allocation, and sector allocation (including diversified non-benchmark holdings). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,998	$10,007	$10,068
10/31/2015	$10,019	$10,008	$10,069
11/30/2015	$10,028	$10,005	$10,043
12/31/2015	$10,026	$10,005	$10,010
1/31/2016	$10,023	$10,015	$10,148
2/29/2016	$10,034	$10,020	$10,220
3/31/2016	$10,069	$10,031	$10,314
4/30/2016	$10,104	$10,039	$10,353
5/31/2016	$10,117	$10,042	$10,356
6/30/2016	$10,141	$10,055	$10,542
7/31/2016	$10,164	$10,061	$10,609
8/31/2016	$10,175	$10,065	$10,597
9/30/2016	$10,187	$10,071	$10,590
10/31/2016	$10,199	$10,079	$10,509
11/30/2016	$10,187	$10,079	$10,261
12/31/2016	$10,199	$10,085	$10,275
1/31/2017	$10,223	$10,098	$10,295
2/28/2017	$10,236	$10,105	$10,365
3/31/2017	$10,236	$10,105	$10,359
4/30/2017	$10,249	$10,114	$10,439
5/31/2017	$10,272	$10,120	$10,519
6/30/2017	$10,285	$10,128	$10,509
7/31/2017	$10,297	$10,141	$10,554
8/31/2017	$10,310	$10,152	$10,649
9/30/2017	$10,324	$10,161	$10,598
10/31/2017	$10,337	$10,170	$10,604
11/30/2017	$10,339	$10,175	$10,591
12/31/2017	$10,352	$10,185	$10,639
1/31/2018	$10,355	$10,197	$10,517
2/28/2018	$10,359	$10,202	$10,417
3/31/2018	$10,363	$10,217	$10,484
4/30/2018	$10,392	$10,233	$10,406
5/31/2018	$10,397	$10,252	$10,480
6/30/2018	$10,415	$10,268	$10,467
7/31/2018	$10,445	$10,287	$10,470
8/31/2018	$10,474	$10,308	$10,537
9/30/2018	$10,505	$10,323	$10,469
10/31/2018	$10,512	$10,341	$10,386
11/30/2018	$10,519	$10,362	$10,448
12/31/2018	$10,527	$10,387	$10,640
1/31/2019	$10,598	$10,416	$10,753
2/28/2019	$10,633	$10,438	$10,747
3/31/2019	$10,681	$10,465	$10,954
4/30/2019	$10,703	$10,487	$10,956
5/31/2019	$10,726	$10,513	$11,151
6/30/2019	$10,773	$10,547	$11,291
7/31/2019	$10,795	$10,563	$11,316
8/31/2019	$10,830	$10,592	$11,609
9/30/2019	$10,852	$10,609	$11,547
10/31/2019	$10,887	$10,638	$11,582
11/30/2019	$10,895	$10,650	$11,576
12/31/2019	$10,929	$10,667	$11,568
1/31/2020	$10,963	$10,687	$11,791
2/29/2020	$10,971	$10,716	$12,003
3/31/2020	$10,685	$10,752	$11,932
4/30/2020	$10,872	$10,773	$12,144
5/31/2020	$10,981	$10,784	$12,201
6/30/2020	$11,052	$10,791	$12,278
7/31/2020	$11,108	$10,796	$12,461
8/31/2020	$11,137	$10,800	$12,360
9/30/2020	$11,151	$10,802	$12,354
10/31/2020	$11,164	$10,803	$12,298
11/30/2020	$11,202	$10,806	$12,419
12/31/2020	$11,227	$10,807	$12,436
1/31/2021	$11,237	$10,811	$12,347
2/28/2021	$11,234	$10,813	$12,169
3/31/2021	$11,231	$10,815	$12,017
4/30/2021	$11,254	$10,816	$12,112
5/31/2021	$11,264	$10,819	$12,151
6/30/2021	$11,273	$10,818	$12,237
7/31/2021	$11,267	$10,820	$12,374
8/31/2021	$11,273	$10,821	$12,350
9/30/2021	$11,280	$10,822	$12,243
10/31/2021	$11,274	$10,821	$12,240
11/30/2021	$11,267	$10,820	$12,276
12/31/2021	$11,261	$10,818	$12,245
1/31/2022	$11,241	$10,809	$11,981
2/28/2022	$11,210	$10,803	$11,847
3/31/2022	$11,154	$10,790	$11,518
4/30/2022	$11,125	$10,786	$11,081
5/31/2022	$11,124	$10,803	$11,152
6/30/2022	$11,072	$10,778	$10,977
7/31/2022	$11,125	$10,795	$11,246
8/31/2022	$11,129	$10,803	$10,928
9/30/2022	$11,081	$10,795	$10,456
10/31/2022	$11,075	$10,809	$10,320
11/30/2022	$11,151	$10,848	$10,700
12/31/2022	$11,216	$10,892	$10,651
1/31/2023	$11,335	$10,935	$10,979
2/28/2023	$11,349	$10,960	$10,695
3/31/2023	$11,377	$11,021	$10,967
4/30/2023	$11,434	$11,056	$11,033
5/31/2023	$11,480	$11,086	$10,913
6/30/2023	$11,526	$11,131	$10,874
7/31/2023	$11,600	$11,182	$10,867
8/31/2023	$11,659	$11,232	$10,797
9/30/2023	$11,705	$11,279	$10,523
10/31/2023	$11,741	$11,330	$10,357
11/30/2023	$11,847	$11,393	$10,826
12/31/2023	$11,956	$11,457	$11,240
1/31/2024	$12,039	$11,507	$11,210
2/29/2024	$12,080	$11,542	$11,051
3/31/2024	$12,151	$11,593	$11,153
4/30/2024	$12,181	$11,634	$10,871
5/31/2024	$12,254	$11,691	$11,056
6/30/2024	$12,314	$11,741	$11,160
7/31/2024	$12,403	$11,807	$11,421
8/31/2024	$12,480	$11,871	$11,585
9/30/2024	$12,570	$11,936	$11,740
10/31/2024	$12,589	$11,969	$11,449
11/30/2024	$12,665	$12,014	$11,570
12/31/2024	$12,713	$12,066	$11,381
1/31/2025	$12,776	$12,111	$11,441
2/28/2025	$12,837	$12,154	$11,693
3/31/2025	$12,886	$12,200	$11,697
4/30/2025	$12,919	$12,245	$11,743
5/31/2025	$12,982	$12,279	$11,659
6/30/2025	$13,045	$12,327	$11,839
7/31/2025	$13,095	$12,364	$11,807
8/31/2025	$13,173	$12,422	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	5.56	3.42	2.79
Bloomberg Short-Term Government/Corporate Bond Index	4.64	2.84	2.19
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 1,409,499,285
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 1,711,441
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	33.8
Asset-backed securities	18.4
U.S. Treasury securities	16.2
Non-agency mortgage-backed securities	13.4
Yankee corporate bonds and notes	10.4
Agency securities	6.2
Investment companies	1.1
Yankee government bonds	0.4
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.6
U.S. Treasury Notes, 3.88%, 7‑31‑2027	3.8
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.9
U.S. Treasury Notes, 4.25%, 1‑31‑2026	1.4
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.91%, 2‑15‑2039	1.4
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10‑25‑2045	0.9
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.01%, 2‑15‑2039	0.9
Equitable Financial Life Global Funding, 5.50%, 12‑2‑2025	0.8
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1, 4.38%, 5‑25‑2067	0.7

Material Fund Change [Text Block]
C000064989
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Class C
Trading Symbol	WUSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$128	1.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps = 1.00%) early in the period before holding rates steady for the first eight months of 2025. The period ended with markets pricing in two additional Fed rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme.

The portfolio had a diversified set of non-benchmark securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, credit-quality allocation, and sector allocation (including diversified non-benchmark holdings). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,989	$10,007	$10,068
10/31/2015	$10,001	$10,008	$10,069
11/30/2015	$9,989	$10,005	$10,043
12/31/2015	$9,977	$10,005	$10,010
1/31/2016	$9,965	$10,015	$10,148
2/29/2016	$9,968	$10,020	$10,220
3/31/2016	$9,993	$10,031	$10,314
4/30/2016	$10,031	$10,039	$10,353
5/31/2016	$10,034	$10,042	$10,356
6/30/2016	$10,037	$10,055	$10,542
7/31/2016	$10,051	$10,061	$10,609
8/31/2016	$10,052	$10,065	$10,597
9/30/2016	$10,055	$10,071	$10,590
10/31/2016	$10,057	$10,079	$10,509
11/30/2016	$10,048	$10,079	$10,261
12/31/2016	$10,039	$10,085	$10,275
1/31/2017	$10,053	$10,098	$10,295
2/28/2017	$10,057	$10,105	$10,365
3/31/2017	$10,060	$10,105	$10,359
4/30/2017	$10,063	$10,114	$10,439
5/31/2017	$10,065	$10,120	$10,519
6/30/2017	$10,069	$10,128	$10,509
7/31/2017	$10,083	$10,141	$10,554
8/31/2017	$10,075	$10,152	$10,649
9/30/2017	$10,079	$10,161	$10,598
10/31/2017	$10,082	$10,170	$10,604
11/30/2017	$10,074	$10,175	$10,591
12/31/2017	$10,079	$10,185	$10,639
1/31/2018	$10,084	$10,197	$10,517
2/28/2018	$10,067	$10,202	$10,417
3/31/2018	$10,073	$10,217	$10,484
4/30/2018	$10,081	$10,233	$10,406
5/31/2018	$10,088	$10,252	$10,480
6/30/2018	$10,096	$10,268	$10,467
7/31/2018	$10,116	$10,287	$10,470
8/31/2018	$10,135	$10,308	$10,537
9/30/2018	$10,144	$10,323	$10,469
10/31/2018	$10,141	$10,341	$10,386
11/30/2018	$10,150	$10,362	$10,448
12/31/2018	$10,149	$10,387	$10,640
1/31/2019	$10,196	$10,416	$10,753
2/28/2019	$10,233	$10,438	$10,747
3/31/2019	$10,257	$10,465	$10,954
4/30/2019	$10,281	$10,487	$10,956
5/31/2019	$10,294	$10,513	$11,151
6/30/2019	$10,318	$10,547	$11,291
7/31/2019	$10,341	$10,563	$11,316
8/31/2019	$10,365	$10,592	$11,609
9/30/2019	$10,376	$10,609	$11,547
10/31/2019	$10,387	$10,638	$11,582
11/30/2019	$10,398	$10,650	$11,576
12/31/2019	$10,409	$10,667	$11,568
1/31/2020	$10,432	$10,687	$11,791
2/29/2020	$10,443	$10,716	$12,003
3/31/2020	$10,148	$10,752	$11,932
4/30/2020	$10,317	$10,773	$12,144
5/31/2020	$10,423	$10,784	$12,201
6/30/2020	$10,481	$10,791	$12,278
7/31/2020	$10,526	$10,796	$12,461
8/31/2020	$10,544	$10,800	$12,360
9/30/2020	$10,537	$10,802	$12,354
10/31/2020	$10,540	$10,803	$12,298
11/30/2020	$10,568	$10,806	$12,419
12/31/2020	$10,582	$10,807	$12,436
1/31/2021	$10,582	$10,811	$12,347
2/28/2021	$10,584	$10,813	$12,169
3/31/2021	$10,572	$10,815	$12,017
4/30/2021	$10,585	$10,816	$12,112
5/31/2021	$10,586	$10,819	$12,151
6/30/2021	$10,573	$10,818	$12,237
7/31/2021	$10,573	$10,820	$12,374
8/31/2021	$10,574	$10,821	$12,350
9/30/2021	$10,574	$10,822	$12,243
10/31/2021	$10,562	$10,821	$12,240
11/30/2021	$10,537	$10,820	$12,276
12/31/2021	$10,537	$10,818	$12,245
1/31/2022	$10,500	$10,809	$11,981
2/28/2022	$10,464	$10,803	$11,847
3/31/2022	$10,403	$10,790	$11,518
4/30/2022	$10,367	$10,786	$11,081
5/31/2022	$10,370	$10,803	$11,152
6/30/2022	$10,312	$10,778	$10,977
7/31/2022	$10,341	$10,795	$11,246
8/31/2022	$10,348	$10,803	$10,928
9/30/2022	$10,295	$10,795	$10,456
10/31/2022	$10,269	$10,809	$10,320
11/30/2022	$10,343	$10,848	$10,700
12/31/2022	$10,382	$10,892	$10,651
1/31/2023	$10,484	$10,935	$10,979
2/28/2023	$10,500	$10,960	$10,695
3/31/2023	$10,506	$11,021	$10,967
4/30/2023	$10,561	$11,056	$11,033
5/31/2023	$10,582	$11,086	$10,913
6/30/2023	$10,617	$11,131	$10,874
7/31/2023	$10,688	$11,182	$10,867
8/31/2023	$10,734	$11,232	$10,797
9/30/2023	$10,761	$11,279	$10,523
10/31/2023	$10,804	$11,330	$10,357
11/30/2023	$10,899	$11,393	$10,826
12/31/2023	$10,985	$11,457	$11,240
1/31/2024	$11,072	$11,507	$11,210
2/29/2024	$11,094	$11,542	$11,051
3/31/2024	$11,157	$11,593	$11,153
4/30/2024	$11,182	$11,634	$10,871
5/31/2024	$11,260	$11,691	$11,056
6/30/2024	$11,313	$11,741	$11,160
7/31/2024	$11,392	$11,807	$11,421
8/31/2024	$11,460	$11,871	$11,585
9/30/2024	$11,541	$11,936	$11,740
10/31/2024	$11,556	$11,969	$11,449
11/30/2024	$11,610	$12,014	$11,570
12/31/2024	$11,665	$12,066	$11,381
1/31/2025	$11,720	$12,111	$11,441
2/28/2025	$11,774	$12,154	$11,693
3/31/2025	$11,803	$12,200	$11,697
4/30/2025	$11,845	$12,245	$11,743
5/31/2025	$11,901	$12,279	$11,659
6/30/2025	$11,957	$12,327	$11,839
7/31/2025	$12,000	$12,364	$11,807
8/31/2025	$12,070	$12,422	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	4.51	2.43	1.90
Class C with Load	3.51	2.43	1.90
Bloomberg Short-Term Government/Corporate Bond Index	4.64	2.84	2.19
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 1,409,499,285
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 1,711,441
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	33.8
Asset-backed securities	18.4
U.S. Treasury securities	16.2
Non-agency mortgage-backed securities	13.4
Yankee corporate bonds and notes	10.4
Agency securities	6.2
Investment companies	1.1
Yankee government bonds	0.4
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.6
U.S. Treasury Notes, 3.88%, 7‑31‑2027	3.8
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.9
U.S. Treasury Notes, 4.25%, 1‑31‑2026	1.4
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.91%, 2‑15‑2039	1.4
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10‑25‑2045	0.9
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.01%, 2‑15‑2039	0.9
Equitable Financial Life Global Funding, 5.50%, 12‑2‑2025	0.8
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1, 4.38%, 5‑25‑2067	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000220297
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Class A2
Trading Symbol	WUSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps = 1.00%) early in the period before holding rates steady for the first eight months of 2025. The period ended with markets pricing in two additional Fed rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme.

The portfolio had a diversified set of non-benchmark securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, credit-quality allocation, and sector allocation (including diversified non-benchmark holdings). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Class A2	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,995	$10,007	$10,068
10/31/2015	$10,013	$10,008	$10,069
11/30/2015	$10,008	$10,005	$10,043
12/31/2015	$10,002	$10,005	$10,010
1/31/2016	$9,997	$10,015	$10,148
2/29/2016	$10,005	$10,020	$10,220
3/31/2016	$10,037	$10,031	$10,314
4/30/2016	$10,069	$10,039	$10,353
5/31/2016	$10,090	$10,042	$10,356
6/30/2016	$10,099	$10,055	$10,542
7/31/2016	$10,120	$10,061	$10,609
8/31/2016	$10,128	$10,065	$10,597
9/30/2016	$10,137	$10,071	$10,590
10/31/2016	$10,146	$10,079	$10,509
11/30/2016	$10,143	$10,079	$10,261
12/31/2016	$10,140	$10,085	$10,275
1/31/2017	$10,160	$10,098	$10,295
2/28/2017	$10,170	$10,105	$10,365
3/31/2017	$10,179	$10,105	$10,359
4/30/2017	$10,189	$10,114	$10,439
5/31/2017	$10,198	$10,120	$10,519
6/30/2017	$10,207	$10,128	$10,509
7/31/2017	$10,217	$10,141	$10,554
8/31/2017	$10,227	$10,152	$10,649
9/30/2017	$10,237	$10,161	$10,598
10/31/2017	$10,247	$10,170	$10,604
11/30/2017	$10,246	$10,175	$10,591
12/31/2017	$10,256	$10,185	$10,639
1/31/2018	$10,268	$10,197	$10,517
2/28/2018	$10,257	$10,202	$10,417
3/31/2018	$10,270	$10,217	$10,484
4/30/2018	$10,284	$10,233	$10,406
5/31/2018	$10,298	$10,252	$10,480
6/30/2018	$10,312	$10,268	$10,467
7/31/2018	$10,339	$10,287	$10,470
8/31/2018	$10,353	$10,308	$10,537
9/30/2018	$10,380	$10,323	$10,469
10/31/2018	$10,384	$10,341	$10,386
11/30/2018	$10,400	$10,362	$10,448
12/31/2018	$10,405	$10,387	$10,640
1/31/2019	$10,460	$10,416	$10,753
2/28/2019	$10,504	$10,438	$10,747
3/31/2019	$10,535	$10,465	$10,954
4/30/2019	$10,567	$10,487	$10,956
5/31/2019	$10,586	$10,513	$11,151
6/30/2019	$10,618	$10,547	$11,291
7/31/2019	$10,649	$10,563	$11,316
8/31/2019	$10,667	$10,592	$11,609
9/30/2019	$10,698	$10,609	$11,547
10/31/2019	$10,716	$10,638	$11,582
11/30/2019	$10,734	$10,650	$11,576
12/31/2019	$10,752	$10,667	$11,568
1/31/2020	$10,783	$10,687	$11,791
2/29/2020	$10,800	$10,716	$12,003
3/31/2020	$10,503	$10,752	$11,932
4/30/2020	$10,683	$10,773	$12,144
5/31/2020	$10,800	$10,784	$12,201
6/30/2020	$10,866	$10,791	$12,278
7/31/2020	$10,906	$10,796	$12,461
8/31/2020	$10,932	$10,800	$12,360
9/30/2020	$10,943	$10,802	$12,354
10/31/2020	$10,954	$10,803	$12,298
11/30/2020	$10,989	$10,806	$12,419
12/31/2020	$10,998	$10,807	$12,436
1/31/2021	$11,006	$10,811	$12,347
2/28/2021	$11,014	$10,813	$12,169
3/31/2021	$11,008	$10,815	$12,017
4/30/2021	$11,029	$10,816	$12,112
5/31/2021	$11,036	$10,819	$12,151
6/30/2021	$11,042	$10,818	$12,237
7/31/2021	$11,034	$10,820	$12,374
8/31/2021	$11,038	$10,821	$12,350
9/30/2021	$11,043	$10,822	$12,243
10/31/2021	$11,034	$10,821	$12,240
11/30/2021	$11,025	$10,820	$12,276
12/31/2021	$11,017	$10,818	$12,245
1/31/2022	$10,995	$10,809	$11,981
2/28/2022	$10,962	$10,803	$11,847
3/31/2022	$10,905	$10,790	$11,518
4/30/2022	$10,876	$10,786	$11,081
5/31/2022	$10,874	$10,803	$11,152
6/30/2022	$10,821	$10,778	$10,977
7/31/2022	$10,872	$10,795	$11,246
8/31/2022	$10,874	$10,803	$10,928
9/30/2022	$10,826	$10,795	$10,456
10/31/2022	$10,819	$10,809	$10,320
11/30/2022	$10,892	$10,848	$10,700
12/31/2022	$10,954	$10,892	$10,651
1/31/2023	$11,069	$10,935	$10,979
2/28/2023	$11,081	$10,960	$10,695
3/31/2023	$11,107	$11,021	$10,967
4/30/2023	$11,161	$11,056	$11,033
5/31/2023	$11,204	$11,086	$10,913
6/30/2023	$11,248	$11,131	$10,874
7/31/2023	$11,319	$11,182	$10,867
8/31/2023	$11,375	$11,232	$10,797
9/30/2023	$11,419	$11,279	$10,523
10/31/2023	$11,452	$11,330	$10,357
11/30/2023	$11,554	$11,393	$10,826
12/31/2023	$11,659	$11,457	$11,240
1/31/2024	$11,738	$11,507	$11,210
2/29/2024	$11,777	$11,542	$11,051
3/31/2024	$11,845	$11,593	$11,153
4/30/2024	$11,872	$11,634	$10,871
5/31/2024	$11,942	$11,691	$11,056
6/30/2024	$11,999	$11,741	$11,160
7/31/2024	$12,085	$11,807	$11,421
8/31/2024	$12,158	$11,871	$11,585
9/30/2024	$12,244	$11,936	$11,740
10/31/2024	$12,261	$11,969	$11,449
11/30/2024	$12,333	$12,014	$11,570
12/31/2024	$12,379	$12,066	$11,381
1/31/2025	$12,439	$12,111	$11,441
2/28/2025	$12,497	$12,154	$11,693
3/31/2025	$12,528	$12,200	$11,697
4/30/2025	$12,573	$12,245	$11,743
5/31/2025	$12,633	$12,279	$11,659
6/30/2025	$12,693	$12,327	$11,839
7/31/2025	$12,739	$12,364	$11,807
8/31/2025	$12,814	$12,422	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A2Footnote Reference*	5.40	3.23	2.51
Bloomberg Short-Term Government/Corporate Bond Index	4.64	2.84	2.19
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
Footnote	Description
Footnote*	Historical performance for the Class A2 shares prior to their inception on May 29, 2020 reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.

AssetsNet	$ 1,409,499,285
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 1,711,441
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	33.8
Asset-backed securities	18.4
U.S. Treasury securities	16.2
Non-agency mortgage-backed securities	13.4
Yankee corporate bonds and notes	10.4
Agency securities	6.2
Investment companies	1.1
Yankee government bonds	0.4
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.6
U.S. Treasury Notes, 3.88%, 7‑31‑2027	3.8
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.9
U.S. Treasury Notes, 4.25%, 1‑31‑2026	1.4
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.91%, 2‑15‑2039	1.4
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10‑25‑2045	0.9
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.01%, 2‑15‑2039	0.9
Equitable Financial Life Global Funding, 5.50%, 12‑2‑2025	0.8
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1, 4.38%, 5‑25‑2067	0.7

Material Fund Change [Text Block]
C000020395
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Class A
Trading Symbol	SADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$48	0.47%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps = 1.00%) early in the period before holding rates steady for the first eight months of 2025. The period ended with markets pricing in two additional Fed rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme.

The portfolio had a diversified set of non-benchmark securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, credit-quality allocation, and sector allocation (including diversified non-benchmark holdings). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$9,800	$10,000	$10,000
9/30/2015	$9,795	$10,007	$10,068
10/31/2015	$9,813	$10,008	$10,069
11/30/2015	$9,808	$10,005	$10,043
12/31/2015	$9,802	$10,005	$10,010
1/31/2016	$9,797	$10,015	$10,148
2/29/2016	$9,805	$10,020	$10,220
3/31/2016	$9,836	$10,031	$10,314
4/30/2016	$9,868	$10,039	$10,353
5/31/2016	$9,888	$10,042	$10,356
6/30/2016	$9,897	$10,055	$10,542
7/31/2016	$9,917	$10,061	$10,609
8/31/2016	$9,925	$10,065	$10,597
9/30/2016	$9,934	$10,071	$10,590
10/31/2016	$9,943	$10,079	$10,509
11/30/2016	$9,940	$10,079	$10,261
12/31/2016	$9,937	$10,085	$10,275
1/31/2017	$9,957	$10,098	$10,295
2/28/2017	$9,967	$10,105	$10,365
3/31/2017	$9,976	$10,105	$10,359
4/30/2017	$9,985	$10,114	$10,439
5/31/2017	$9,994	$10,120	$10,519
6/30/2017	$10,003	$10,128	$10,509
7/31/2017	$10,012	$10,141	$10,554
8/31/2017	$10,022	$10,152	$10,649
9/30/2017	$10,033	$10,161	$10,598
10/31/2017	$10,042	$10,170	$10,604
11/30/2017	$10,041	$10,175	$10,591
12/31/2017	$10,051	$10,185	$10,639
1/31/2018	$10,063	$10,197	$10,517
2/28/2018	$10,052	$10,202	$10,417
3/31/2018	$10,065	$10,217	$10,484
4/30/2018	$10,078	$10,233	$10,406
5/31/2018	$10,092	$10,252	$10,480
6/30/2018	$10,106	$10,268	$10,467
7/31/2018	$10,132	$10,287	$10,470
8/31/2018	$10,146	$10,308	$10,537
9/30/2018	$10,173	$10,323	$10,469
10/31/2018	$10,176	$10,341	$10,386
11/30/2018	$10,192	$10,362	$10,448
12/31/2018	$10,197	$10,387	$10,640
1/31/2019	$10,251	$10,416	$10,753
2/28/2019	$10,294	$10,438	$10,747
3/31/2019	$10,325	$10,465	$10,954
4/30/2019	$10,356	$10,487	$10,956
5/31/2019	$10,375	$10,513	$11,151
6/30/2019	$10,405	$10,547	$11,291
7/31/2019	$10,436	$10,563	$11,316
8/31/2019	$10,454	$10,592	$11,609
9/30/2019	$10,484	$10,609	$11,547
10/31/2019	$10,502	$10,638	$11,582
11/30/2019	$10,520	$10,650	$11,576
12/31/2019	$10,537	$10,667	$11,568
1/31/2020	$10,567	$10,687	$11,791
2/29/2020	$10,584	$10,716	$12,003
3/31/2020	$10,292	$10,752	$11,932
4/30/2020	$10,470	$10,773	$12,144
5/31/2020	$10,585	$10,784	$12,201
6/30/2020	$10,651	$10,791	$12,278
7/31/2020	$10,702	$10,796	$12,461
8/31/2020	$10,728	$10,800	$12,360
9/30/2020	$10,727	$10,802	$12,354
10/31/2020	$10,737	$10,803	$12,298
11/30/2020	$10,772	$10,806	$12,419
12/31/2020	$10,794	$10,807	$12,436
1/31/2021	$10,801	$10,811	$12,347
2/28/2021	$10,809	$10,813	$12,169
3/31/2021	$10,804	$10,815	$12,017
4/30/2021	$10,824	$10,816	$12,112
5/31/2021	$10,831	$10,819	$12,151
6/30/2021	$10,825	$10,818	$12,237
7/31/2021	$10,830	$10,820	$12,374
8/31/2021	$10,834	$10,821	$12,350
9/30/2021	$10,838	$10,822	$12,243
10/31/2021	$10,830	$10,821	$12,240
11/30/2021	$10,809	$10,820	$12,276
12/31/2021	$10,814	$10,818	$12,245
1/31/2022	$10,780	$10,809	$11,981
2/28/2022	$10,748	$10,803	$11,847
3/31/2022	$10,692	$10,790	$11,518
4/30/2022	$10,662	$10,786	$11,081
5/31/2022	$10,672	$10,803	$11,152
6/30/2022	$10,607	$10,778	$10,977
7/31/2022	$10,656	$10,795	$11,246
8/31/2022	$10,670	$10,803	$10,928
9/30/2022	$10,622	$10,795	$10,456
10/31/2022	$10,602	$10,809	$10,320
11/30/2022	$10,685	$10,848	$10,700
12/31/2022	$10,732	$10,892	$10,651
1/31/2023	$10,844	$10,935	$10,979
2/28/2023	$10,867	$10,960	$10,695
3/31/2023	$10,880	$11,021	$10,967
4/30/2023	$10,944	$11,056	$11,033
5/31/2023	$10,973	$11,086	$10,913
6/30/2023	$11,015	$11,131	$10,874
7/31/2023	$11,096	$11,182	$10,867
8/31/2023	$11,151	$11,232	$10,797
9/30/2023	$11,179	$11,279	$10,523
10/31/2023	$11,224	$11,330	$10,357
11/30/2023	$11,323	$11,393	$10,826
12/31/2023	$11,411	$11,457	$11,240
1/31/2024	$11,502	$11,507	$11,210
2/29/2024	$11,525	$11,542	$11,051
3/31/2024	$11,590	$11,593	$11,153
4/30/2024	$11,617	$11,634	$10,871
5/31/2024	$11,698	$11,691	$11,056
6/30/2024	$11,752	$11,741	$11,160
7/31/2024	$11,835	$11,807	$11,421
8/31/2024	$11,905	$11,871	$11,585
9/30/2024	$11,989	$11,936	$11,740
10/31/2024	$12,005	$11,969	$11,449
11/30/2024	$12,061	$12,014	$11,570
12/31/2024	$12,118	$12,066	$11,381
1/31/2025	$12,175	$12,111	$11,441
2/28/2025	$12,232	$12,154	$11,693
3/31/2025	$12,262	$12,200	$11,697
4/30/2025	$12,305	$12,245	$11,743
5/31/2025	$12,363	$12,279	$11,659
6/30/2025	$12,421	$12,327	$11,839
7/31/2025	$12,466	$12,364	$11,807
8/31/2025	$12,539	$12,422	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	5.32	3.17	2.50
Class A with Load	3.21	2.75	2.29
Bloomberg Short-Term Government/Corporate Bond Index	4.64	2.84	2.19
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 1,409,499,285
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 1,711,441
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	33.8
Asset-backed securities	18.4
U.S. Treasury securities	16.2
Non-agency mortgage-backed securities	13.4
Yankee corporate bonds and notes	10.4
Agency securities	6.2
Investment companies	1.1
Yankee government bonds	0.4
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.6
U.S. Treasury Notes, 3.88%, 7‑31‑2027	3.8
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.9
U.S. Treasury Notes, 4.25%, 1‑31‑2026	1.4
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.91%, 2‑15‑2039	1.4
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10‑25‑2045	0.9
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.01%, 2‑15‑2039	0.9
Equitable Financial Life Global Funding, 5.50%, 12‑2‑2025	0.8
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1, 4.38%, 5‑25‑2067	0.7

Material Fund Change [Text Block]
C000020394
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Administrator Class
Trading Symbol	WUSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps = 1.00%) early in the period before holding rates steady for the first eight months of 2025. The period ended with markets pricing in two additional Fed rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme.

The portfolio had a diversified set of non-benchmark securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, credit-quality allocation, and sector allocation (including diversified non-benchmark holdings). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,996	$10,007	$10,068
10/31/2015	$10,016	$10,008	$10,069
11/30/2015	$10,023	$10,005	$10,043
12/31/2015	$10,019	$10,005	$10,010
1/31/2016	$10,015	$10,015	$10,148
2/29/2016	$10,012	$10,020	$10,220
3/31/2016	$10,058	$10,031	$10,314
4/30/2016	$10,091	$10,039	$10,353
5/31/2016	$10,102	$10,042	$10,356
6/30/2016	$10,124	$10,055	$10,542
7/31/2016	$10,146	$10,061	$10,609
8/31/2016	$10,155	$10,065	$10,597
9/30/2016	$10,166	$10,071	$10,590
10/31/2016	$10,175	$10,079	$10,509
11/30/2016	$10,162	$10,079	$10,261
12/31/2016	$10,172	$10,085	$10,275
1/31/2017	$10,182	$10,098	$10,295
2/28/2017	$10,205	$10,105	$10,365
3/31/2017	$10,203	$10,105	$10,359
4/30/2017	$10,215	$10,114	$10,439
5/31/2017	$10,237	$10,120	$10,519
6/30/2017	$10,248	$10,128	$10,509
7/31/2017	$10,258	$10,141	$10,554
8/31/2017	$10,269	$10,152	$10,649
9/30/2017	$10,281	$10,161	$10,598
10/31/2017	$10,293	$10,170	$10,604
11/30/2017	$10,292	$10,175	$10,591
12/31/2017	$10,304	$10,185	$10,639
1/31/2018	$10,305	$10,197	$10,517
2/28/2018	$10,308	$10,202	$10,417
3/31/2018	$10,310	$10,217	$10,484
4/30/2018	$10,325	$10,233	$10,406
5/31/2018	$10,340	$10,252	$10,480
6/30/2018	$10,356	$10,268	$10,467
7/31/2018	$10,384	$10,287	$10,470
8/31/2018	$10,412	$10,308	$10,537
9/30/2018	$10,428	$10,323	$10,469
10/31/2018	$10,445	$10,341	$10,386
11/30/2018	$10,451	$10,362	$10,448
12/31/2018	$10,457	$10,387	$10,640
1/31/2019	$10,514	$10,416	$10,753
2/28/2019	$10,559	$10,438	$10,747
3/31/2019	$10,592	$10,465	$10,954
4/30/2019	$10,625	$10,487	$10,956
5/31/2019	$10,646	$10,513	$11,151
6/30/2019	$10,679	$10,547	$11,291
7/31/2019	$10,712	$10,563	$11,316
8/31/2019	$10,744	$10,592	$11,609
9/30/2019	$10,764	$10,609	$11,547
10/31/2019	$10,784	$10,638	$11,582
11/30/2019	$10,803	$10,650	$11,576
12/31/2019	$10,823	$10,667	$11,568
1/31/2020	$10,855	$10,687	$11,791
2/29/2020	$10,874	$10,716	$12,003
3/31/2020	$10,587	$10,752	$11,932
4/30/2020	$10,758	$10,773	$12,144
5/31/2020	$10,878	$10,784	$12,201
6/30/2020	$10,946	$10,791	$12,278
7/31/2020	$10,999	$10,796	$12,461
8/31/2020	$11,025	$10,800	$12,360
9/30/2020	$11,024	$10,802	$12,354
10/31/2020	$11,034	$10,803	$12,298
11/30/2020	$11,070	$10,806	$12,419
12/31/2020	$11,093	$10,807	$12,436
1/31/2021	$11,100	$10,811	$12,347
2/28/2021	$11,108	$10,813	$12,169
3/31/2021	$11,103	$10,815	$12,017
4/30/2021	$11,123	$10,816	$12,112
5/31/2021	$11,131	$10,819	$12,151
6/30/2021	$11,124	$10,818	$12,237
7/31/2021	$11,129	$10,820	$12,374
8/31/2021	$11,133	$10,821	$12,350
9/30/2021	$11,137	$10,822	$12,243
10/31/2021	$11,129	$10,821	$12,240
11/30/2021	$11,107	$10,820	$12,276
12/31/2021	$11,111	$10,818	$12,245
1/31/2022	$11,076	$10,809	$11,981
2/28/2022	$11,056	$10,803	$11,847
3/31/2022	$10,998	$10,790	$11,518
4/30/2022	$10,968	$10,786	$11,081
5/31/2022	$10,964	$10,803	$11,152
6/30/2022	$10,910	$10,778	$10,977
7/31/2022	$10,947	$10,795	$11,246
8/31/2022	$10,962	$10,803	$10,928
9/30/2022	$10,913	$10,795	$10,456
10/31/2022	$10,891	$10,809	$10,320
11/30/2022	$10,977	$10,848	$10,700
12/31/2022	$11,025	$10,892	$10,651
1/31/2023	$11,154	$10,935	$10,979
2/28/2023	$11,165	$10,960	$10,695
3/31/2023	$11,191	$11,021	$10,967
4/30/2023	$11,244	$11,056	$11,033
5/31/2023	$11,273	$11,086	$10,913
6/30/2023	$11,317	$11,131	$10,874
7/31/2023	$11,401	$11,182	$10,867
8/31/2023	$11,457	$11,232	$10,797
9/30/2023	$11,499	$11,279	$10,523
10/31/2023	$11,532	$11,330	$10,357
11/30/2023	$11,634	$11,393	$10,826
12/31/2023	$11,725	$11,457	$11,240
1/31/2024	$11,818	$11,507	$11,210
2/29/2024	$11,842	$11,542	$11,051
3/31/2024	$11,909	$11,593	$11,153
4/30/2024	$11,936	$11,634	$10,871
5/31/2024	$12,020	$11,691	$11,056
6/30/2024	$12,075	$11,741	$11,160
7/31/2024	$12,161	$11,807	$11,421
8/31/2024	$12,234	$11,871	$11,585
9/30/2024	$12,319	$11,936	$11,740
10/31/2024	$12,335	$11,969	$11,449
11/30/2024	$12,393	$12,014	$11,570
12/31/2024	$12,452	$12,066	$11,381
1/31/2025	$12,511	$12,111	$11,441
2/28/2025	$12,569	$12,154	$11,693
3/31/2025	$12,599	$12,200	$11,697
4/30/2025	$12,643	$12,245	$11,743
5/31/2025	$12,703	$12,279	$11,659
6/30/2025	$12,762	$12,327	$11,839
7/31/2025	$12,808	$12,364	$11,807
8/31/2025	$12,882	$12,422	$11,949

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	5.30	3.16	2.56
Bloomberg Short-Term Government/Corporate Bond Index	4.64	2.84	2.19
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

AssetsNet	$ 1,409,499,285
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 1,711,441
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	33.8
Asset-backed securities	18.4
U.S. Treasury securities	16.2
Non-agency mortgage-backed securities	13.4
Yankee corporate bonds and notes	10.4
Agency securities	6.2
Investment companies	1.1
Yankee government bonds	0.4
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.6
U.S. Treasury Notes, 3.88%, 7‑31‑2027	3.8
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.9
U.S. Treasury Notes, 4.25%, 1‑31‑2026	1.4
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.91%, 2‑15‑2039	1.4
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10‑25‑2045	0.9
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.01%, 2‑15‑2039	0.9
Equitable Financial Life Global Funding, 5.50%, 12‑2‑2025	0.8
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1, 4.38%, 5‑25‑2067	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.
C000222758
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series CP
Trading Symbol	WFCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series CP for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series CP	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued. Securitized sectors also saw spreads widen and then narrow to levels below their three- and five-year averages.

The no-fee CoreBuilder® Shares - Series CP mutual fund is used along with individual bonds to create the Core Plus SMA strategy.

Within the Fund, top contributions to performance came from sector allocation—primarily out-of-benchmark sectors, including U.S. and European high yield bonds and European investment-grade bonds. Non-U.S.-dollar exposure to emerging and developed market government bonds produced mixed results. Credit-quality allocations, security selection, and duration and curve management contributed. Allocations to non-agency mortgage-backed securities detracted.

Line Graph [Table Text Block]
	Managed Account CoreBuilder® Shares - Series CP	Bloomberg U.S. Aggregate Bond Index
6/2/2021	$10,000	$10,000
6/30/2021	$10,050	$10,077
7/31/2021	$10,130	$10,190
8/31/2021	$10,135	$10,171
9/30/2021	$10,070	$10,083
10/31/2021	$10,087	$10,080
11/30/2021	$10,080	$10,110
12/31/2021	$10,110	$10,084
1/31/2022	$9,922	$9,866
2/28/2022	$9,800	$9,756
3/31/2022	$9,616	$9,485
4/30/2022	$9,244	$9,125
5/31/2022	$9,220	$9,184
6/30/2022	$8,958	$9,040
7/31/2022	$9,159	$9,261
8/31/2022	$8,960	$8,999
9/30/2022	$8,601	$8,611
10/31/2022	$8,507	$8,499
11/30/2022	$8,793	$8,812
12/31/2022	$8,774	$8,772
1/31/2023	$9,122	$9,042
2/28/2023	$8,907	$8,808
3/31/2023	$9,107	$9,032
4/30/2023	$9,156	$9,086
5/31/2023	$9,057	$8,987
6/30/2023	$9,036	$8,955
7/31/2023	$9,074	$8,949
8/31/2023	$9,045	$8,892
9/30/2023	$8,828	$8,666
10/31/2023	$8,696	$8,529
11/30/2023	$9,101	$8,916
12/31/2023	$9,476	$9,257
1/31/2024	$9,495	$9,231
2/29/2024	$9,381	$9,101
3/31/2024	$9,486	$9,185
4/30/2024	$9,297	$8,953
5/31/2024	$9,442	$9,105
6/30/2024	$9,515	$9,191
7/31/2024	$9,713	$9,406
8/31/2024	$9,862	$9,541
9/30/2024	$10,000	$9,669
10/31/2024	$9,809	$9,429
11/30/2024	$9,911	$9,528
12/31/2024	$9,805	$9,373
1/31/2025	$9,885	$9,422
2/28/2025	$10,063	$9,630
3/31/2025	$10,037	$9,633
4/30/2025	$10,054	$9,671
5/31/2025	$10,037	$9,602
6/30/2025	$10,186	$9,749
7/31/2025	$10,190	$9,724
8/31/2025	$10,327	$9,840

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	Since Inception (6/2/21)
Managed Account CoreBuilder® Shares - Series CP	4.77	0.76
Bloomberg U.S. Aggregate Bond Index	3.14	(0.38)

AssetsNet	$ 918,687,241
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	315.00%
Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	13.1
AA/Aa	36.4
A/A	13.8
BBB/Baa	13.7
BB/Ba	10.2
B/B	3.3
CCC/Caa and below	0.1
Not rated	9.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM  INVESTMENTS)

0-1 year	7.4
1-3 years	19.9
3-5 years	39.5
5-10 years	22.4
10-20 years	2.8
20-30 years	7.2
30+ years	0.8

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2024.